AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2013

                                                                   File No. 033-
                                                              File No. 811-22838

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          /X/
                          POST-EFFECTIVE AMENDMENT NO.                       / /
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                                  AMENDMENT NO.                              / /

                                  THE KP FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices, Zip Code)

                                 (800) 342-5734
              (Registrant's Telephone Number, including Area Code)

                                MICHAEL BEATTIE
                              C/O SEI CORPORATION
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

TIMOTHY W. LEVIN, ESQUIRE                            DIANNE M. SULZBACH, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                          C/O SEI CORPORATION
1701 MARKET STREET                                   ONE FREEDOM VALLEY DRIVE
PHILADELPHIA, PENNSYLVANIA 19103                     OAKS, PENNSYLVANIA 19456



Approximate Date of Proposed Public Offering: AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                             SUBJECT TO COMPLETION

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S.
SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES
         IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                   PRELIMINARY PROSPECTUS DATED [DATE], 2013

                                  THE KP FUNDS

                                   PROSPECTUS

                                  [DATE], 2013

                            KP LARGE CAP EQUITY FUND
                               TICKER SYMBOL: [ ]

                            KP SMALL CAP EQUITY FUND
                               TICKER SYMBOL: [ ]

                          KP INTERNATIONAL EQUITY FUND
                               TICKER SYMBOL: [ ]

                              KP FIXED INCOME FUND
                               TICKER SYMBOL: [ ]

                              INSTITUTIONAL SHARES

                              INVESTMENT ADVISER:
                             CALLAN ASSOCIATES INC.

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                  PAGE

KP LARGE CAP EQUITY FUND
     INVESTMENT OBJECTIVE ......................................   1
     FUND FEES AND EXPENSES ....................................   1
     PRINCIPAL INVESTMENT STRATEGIES ...........................   2
     PRINCIPAL RISKS ...........................................   3
     PERFORMANCE INFORMATION ...................................   4
     INVESTMENT ADVISER AND PORTFOLIO MANAGERS .................   5
     INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS ............   5
KP SMALL CAP EQUITY FUND
     INVESTMENT OBJECTIVE ......................................   7
     FUND FEES AND EXPENSES ....................................   7
     PRINCIPAL INVESTMENT STRATEGIES ...........................   8
     PRINCIPAL RISKS ...........................................   9
     PERFORMANCE INFORMATION ...................................  11
     INVESTMENT ADVISER AND PORTFOLIO MANAGERS .................  11
     INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS ............  11
KP INTERNATIONAL EQUITY FUND
     INVESTMENT OBJECTIVE ......................................  13
     FUND FEES AND EXPENSES ....................................  13
     PRINCIPAL INVESTMENT STRATEGIES ...........................  14
     PRINCIPAL RISKS ...........................................  16
     PERFORMANCE INFORMATION ...................................  17
     INVESTMENT ADVISER AND PORTFOLIO MANAGERS .................  18
     INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS ............  18
KP FIXED INCOME FUND
     INVESTMENT OBJECTIVE ......................................  20
     FUND FEES AND EXPENSES ....................................  20
     PRINCIPAL INVESTMENT STRATEGIES ...........................  21
     PRINCIPAL RISKS ...........................................  23
     PERFORMANCE INFORMATION ...................................  26
     INVESTMENT ADVISER AND PORTFOLIO MANAGERS .................  26
     INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS ............  26
SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF
     FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY
     COMPENSATION ..............................................  28
MORE INFORMATION ABOUT THE FUNDS' INVESTMENT
     OBJECTIVES, STRATEGIES AND RISKS ..........................  29
INFORMATION ABOUT PORTFOLIO HOLDINGS ...........................  51
INVESTMENT ADVISER AND PORTFOLIO MANAGERS ......................  51

INVESTMENT SUB-ADVISER AND PORTFOLIO MANAGERS ..................  51
PRICING OF FUND SHARES .........................................  60
PURCHASING AND SELLING FUND SHARES .............................  62
PAYMENTS TO FINANCIAL INTERMEDIARIES ...........................  63
OTHER POLICIES .................................................  63
DIVIDENDS AND DISTRIBUTIONS ....................................  65
TAXES ..........................................................  66
FINANCIAL HIGHLIGHTS ...........................................  66
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND ..................  Back Cover

KP LARGE CAP EQUITY FUND

INVESTMENT OBJECTIVE

The KP Large Cap Equity Fund (the "Fund") seeks long-term capital appreciation primarily through investments in a diversified portfolio of large cap equity securities.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
                                                          SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                        X.XX%
Distribution and Service (12b-1) Fees                      None
Other Expenses(2)                                         X.XX%
Total Annual Fund Operating Expenses                      X.XX%

(1) The fee shown is based on the initial allocation of Fund assets among sub-advisers as of the date of this Prospectus and the management fee paid to Callan Associates Inc., the Fund's investment adviser. Each sub-adviser receives a fee from the Fund based on the portion of the Fund's assets allocated to such sub-adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee payable will fluctuate and may be higher or lower than that shown.

(2)  Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              1 YEAR           3 YEARS
                               $ XX             $ XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies. For purposes of the Fund's 80% policy, equity securities include common stocks, preferred stocks, securities convertible into common stocks, depository receipts and derivatives with economic characteristics similar to the foregoing. Large capitalization companies are generally considered to be those companies with market capitalizations within the range of market capitalizations of the companies included in the Russell 1000 Index. The Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change.

The Fund uses a "multi-manager" approach, whereby Callan Associates Inc. (the "Adviser"), the Fund's investment adviser, allocates the Fund's assets among a number of sub-advisers with differing investment philosophies and strategies (each, a "Sub-strategy"). The Adviser determines the target Sub-strategy allocation for the Fund, identifies sub-advisers to manage the Fund's assets according to those Sub-strategies, and allocates Fund assets among sub-advisers to maintain the Fund's target Sub-strategy allocation. Each sub-adviser invests the portion of the Fund's assets allocated to it under the general supervision of the Adviser. Each of the three Sub-strategies is described below:

PASSIVE LARGE CAP EQUITY: SSgA Funds Management, Inc. ("SSgA FM") manages the portion of the Fund's assets allocated to the Passive Large Cap Equity Sub-strategy. Under normal circumstances, SSgA FM seeks to invest substantially all of the Sub-strategy's assets in securities of companies included in the S&P 500 Index and futures contracts that are designed to track the S&P 500 Index.

SSgA FM seeks to replicate the returns of the S&P 500 Index by investing in the constituent securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSgA FM may purchase a sample of stocks in the S&P 500 Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the S&P 500 Index. SSgA FM may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the S&P 500 Index.

ACTIVE LARGE CAP GROWTH: T. Rowe Price Associates, Inc. ("T. Rowe Price") manages the portion of the fund's assets allocated to the Active Large Cap Growth Sub-strategy. T. Rowe Price will normally invest a substantial portion of the Sub-strategy's assets in the common stocks of large capitalization companies whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index.

Pursuant to the Sub-strategy, T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. T. Rowe Price may deviate from these criteria and purchase securities that it believes will provide an opportunity for substantial appreciation. These situations might arise when
T. Rowe Price believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

ACTIVE LARGE CAP VALUE: MFS Investment Management ("MFS") manages the portion of the fund's assets allocated to the Active Large Cap Value Sub-strategy. MFS normally invests the Sub-strategy's assets primarily in the common stocks, preferred stocks and securities convertible into common stocks of U.S. companies. MFS also may invest the Sub-strategy's assets in foreign securities and depository receipts.

MFS uses a bottom-up investment approach to buying and selling investments for the Sub-strategy. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Adviser's judgment about, and allocations among, Sub-strategies and sub-advisers may adversely affect the Fund's performance.

CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

DEPOSITARY RECEIPTS -- Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

DERIVATIVES RISK -- The Fund's use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EQUITY MARKETS RISK -- The risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

INVESTMENT STYLE RISK -- The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

MULTI-MANAGER RISK -- The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

TRACKING ERROR RISK -- The risk that a Sub-strategy's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Sub-strategy's and benchmark's investments and other factors.

VALUE INVESTING RISK -- If a sub-adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

CALLAN ASSOCIATES INC.

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, Chief Investment Officer of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

MFS INVESTMENT MANAGEMENT

Nevin Chitkara, Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS Investment Management ("MFS") since the Fund's inception.

Steven Gorham, CFA, Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS since the Fund's inception.

Katrina Mead, CFA, Institutional Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS since the Fund's inception.

SSGA FUNDS MANAGEMENT, INC.

Karl Schneider, CAIA, Vice President, Senior Portfolio Manager and Head of U.S. Equity Strategies, has managed the portion of the Fund's assets allocated to SSgA Funds Management, Inc. ("SSgA FM") since the Fund's inception.

Dwayne Hancock, CFA, Vice President, Senior Portfolio Manager and Head of International Equity Strategies, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

David Chin, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

Melissa Kapitulik, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

Amy Scofield, Principal and Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

T. ROWE PRICE ASSOCIATES, INC.

Robert W. Sharps, CFA, Lead Portfolio Manager, has managed the portion of the Fund's assets allocated to T. Rowe Price Associates, Inc. ("T. Rowe Price") since the Fund's inception.

Joseph Fath, CPA, Associate Portfolio Manager, U.S. Large Cap Growth Equity Strategy, has managed the portion of the Fund's assets allocated to T. Rowe Price since the Fund's inception.

Larry J. Puglia, CFA, CPA, Portfolio Manager, U.S. Large Cap Core Growth Equity Strategy, has managed the portion of the Fund's assets allocated to T. Rowe Price since the Fund's inception.

P. Robert Bartolo, CFA, CPA, Portfolio Manager, U.S. Growth Stock Strategy, has managed the portion of the Fund's assets allocated to T. Rowe Price since the Fund's inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 28 OF THE PROSPECTUS.

KP SMALL CAP EQUITY FUND

INVESTMENT OBJECTIVE

The KP Small Cap Equity Fund (the "Fund") seeks long-term capital appreciation primarily through investments in a diversified portfolio of small cap equity securities.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
                                                          SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                        X.XX%
Distribution and Service (12b-1) Fees                      None
Other Expenses(2)                                         X.XX%
Total Annual Fund Operating Expenses                      X.XX%

(1) The fee shown is based on the initial allocation of Fund assets among sub-advisers as of the date of this Prospectus and the management fee paid to Callan Associates Inc., the Fund's investment adviser. Each sub-adviser receives a fee from the Fund based on the portion of the Fund's assets allocated to such sub-adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee payable will fluctuate and may be higher or lower than that shown.

(2)  Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              1 YEAR           3 YEARS
                               $ XX             $ XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. For purposes of the Fund's 80% policy, equity securities include common stocks and derivatives with economic characteristics similar to common stocks. Small capitalization companies are generally considered to be those with market capitalizations of less than $5 billion. The Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change.

The Fund uses a "multi-manager" approach, whereby Callan Associates Inc. (the "Adviser"), the Fund's investment adviser, allocates the Fund's assets among a number of sub-advisers with differing investment philosophies and strategies (each, a "Sub-strategy"). The Adviser determines the target Sub-strategy allocation for the Fund, identifies sub-advisers to manage the Fund's assets according to those Sub-strategies, and allocates Fund assets among sub-advisers to maintain the Fund's target Sub-strategy allocation. Each sub-adviser invests the portion of the Fund's assets allocated to it under the general supervision of the Adviser. Each of the five Sub-strategies is described below:

PASSIVE SMALL CAP EQUITY: SSgA Funds Management, Inc. ("SSgA FM") manages the portion of the Fund's assets allocated to the Passive Small Cap Equity Sub-strategy. Under normal circumstances, SSgA FM seeks to invest substantially all of the Sub-strategy's assets in securities of companies included in the Russell 2000 Index and futures contracts that are designed to track the Russell 2000 Index.

SSgA FM seeks to replicate the returns of the Russell 2000 Index by investing in the constituent securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSgA FM may purchase a sample of stocks in the Russell 2000 Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Russell 2000 Index. SSgA FM may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Russell 2000 Index.

ACTIVE SMALL/SMID CAP GROWTH: Columbus Circle Investors ("CCI") manages the portion of the Fund's assets allocated to the Active Small/SMID Cap Growth Sub-strategy. Under normal circumstances, CCI will seek to invest the Sub-strategy's assets in common stocks of companies within the market capitalization range of the Russell 2500 Growth Index. CCI targets small to mid-sized businesses providing new technologies, products or services. The goal for this Sub-strategy is to outperform the Russell 2500 Growth Index over a market cycle.

CCI's Positive Momentum & Positive Surprise investment philosophy is based on the premise that companies producing better than expected results will have rising securities prices, while companies producing less than expected results will not. CCI focuses its research on finding Positive Momentum & Positive Surprise, that is, companies that exceed investors' expectations. Through thorough analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet its criteria of Positive Momentum & Positive Surprise.

ACTIVE SMALL/SMID CAP VALUE: Walthausen & Co., LLC ("Walthausen") manages the portion of the Fund's assets allocated to the Active Small/SMID Cap Value Sub-strategy. Under normal circumstances, Walthausen will seek to invest the Sub-strategy's assets in the common stocks of small and mid-capitalization companies that Walthausen believes have the potential for capital appreciation.


The sub-strategy emphasizes a "value" investment style, investing in companies that appear under-priced according to Walthausen's analysis of their financial measurements of worth or business prospects. Walthausen may sell a company's stock when the company reaches Walthausen's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when Walthausen determines that management of the company is not enhancing shareholder value.

ACTIVE SMALL CAP GROWTH: CastleArk Management, LLC ("CastleArk") manages the portion of the Fund's assets allocated to the Active Small Cap Growth Sub-strategy.

CastleArk believes earnings growth drives long-term stock prices, and that excess returns can be achieved by investing in companies whose improving business fundamentals suggest they are poised to outperform their peers. CastleArk's investment strategy emphasizes three attributes:

     o    The direction of the change in a company's growth rate;
     o    Actual improvements of a company's fundamentals; and
     o A disciplined analysis focused on the magnitude and sustainability of the drivers of a company's fundamental improvement.

ACTIVE SMALL CAP VALUE: DePrince Race & Zollo, Inc. ("DRZ") manages the portion of the Fund's assets allocated to the Active Small Cap Value Sub-strategy. Under normal circumstances, DRZ will seek to invest the Sub-strategy's assets in common stocks of small capitalization companies that DRZ believes have the potential for growth and that appear to be trading below their perceived value.

DRZ employs a multi-step, bottom-up investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples, such as price-to-earnings, price-to-book and price-to-cash flow, to companies in the universe to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts fundamental analysis to identify a likely catalyst which it believes may lead to future price appreciation. Next, DRZ establishes relative price targets for those stocks that have identifiable catalysts. Finally, based on DRZ's relative price targets, stocks are considered for purchase when the expected upside is more than two times the downside. DRZ considers selling a security when its yield falls below a pre-determined limit, the relative valuation is no longer attractive, or the fundamentals of the company or economic sector in which it operates deteriorate. DRZ may engage in frequent and active trading of securities as a part of its principal investment strategy.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Adviser's judgment about, and allocations among, Sub-strategies and sub-advisers may adversely affect the Fund's performance.

DERIVATIVES RISK -- The Fund's use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EQUITY MARKETS RISK -- The risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

INVESTMENT STYLE RISK -- The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

MULTI-MANAGER RISK -- The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

TRACKING ERROR RISK -- The risk that a Sub-strategy's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Sub-strategy's and benchmark's investments and other factors.

VALUE INVESTING RISK -- If a sub-adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

CALLAN ASSOCIATES INC.

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, CIO of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

CASTLEARK MANAGEMENT, LLC

James Stark, Vice President and Co-Portfolio Manager, has managed the portion of the Fund's assets allocated to CastleArk Management, LLC ("CastleArk") since the Fund's inception.

Gregory Baxter, Vice President and Co-Portfolio Manager, has managed the portion of the Fund's assets allocated to CastleArk since the Fund's inception.

COLUMBUS CIRCLE INVESTORS

Clifford G. Fox, CFA, Senior Managing Director and Portfolio Manager, has managed the portion of the Fund's assets allocated to Columbus Circle Investors ("CCI") since the Fund's inception.

Michael Iacono, CFA, Managing Director and Co-Portfolio Manager, has managed the portion of the Fund's assets allocated to CCI since the Fund's inception.

Katerina Wasserman, Senior Vice President and Co-Portfolio Manager, has managed the portion of the Fund's assets allocated to CCI since the Fund's inception.

DEPRINCE RACE & ZOLLO, INC.

Gregory T. Ramsby, Managing Partner and Co-Portfolio Manager, has managed the portion of the Fund's assets allocated to DePrince Race & Zollo, Inc. ("DRZ") since the Fund's inception.

Randy A. Renfrow, CFA, Partner and Co-Portfolio Manager, has managed the portion of the Fund's assets allocated to DRZ since the Fund's inception.

SSGA FUNDS MANAGEMENT, INC.

Karl Schneider, CAIA, Vice President, Senior Portfolio Manager and Head of U.S. Equity Strategies, has managed the portion of the Fund's assets allocated to SSgA Funds Management, Inc. ("SSgA FM") since the Fund's inception.

David Chin, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

Melissa Kapitulik, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

Kristin Cacio, Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

Amy Scofield, Principal and Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

WALTHAUSEN & CO., LLC

John Walthausen, Managing Director and Chief Investment Officer, has managed the portion of the Fund's assets allocated to Walthausen & Co., LLC since the Fund's inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 28 OF THE PROSPECTUS.

KP INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The KP International Equity Fund (the "Fund") seeks long-term capital appreciation primarily through investments in a diversified portfolio of non-U.S. equity securities.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
                                                          SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                        X.XX%
Distribution and Service (12b-1) Fees                      None
Other Expenses(2)                                         X.XX%
Total Annual Fund Operating Expenses                      X.XX%

(1) The fee shown is based on the initial allocation of Fund assets among sub-advisers as of the date of this Prospectus and the management fee paid to Callan Associates Inc., the Fund's investment adviser. . Each sub-adviser receives a fee from the Fund based on the portion of the Fund's assets allocated to such sub-adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee payable will fluctuate and may be higher or lower than that shown.

(2)  Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              1 YEAR           3 YEARS
                               $ XX             $ XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. For purposes of the Fund's 80% policy, equity securities include common stocks of companies of any size, depository receipts, and derivatives with economic characteristics similar to the foregoing. The Fund currently intends to invest primarily in the equity markets listed in the Morgan Stanley Capital International All Country World Index ex US Investable Market Index, and currently intends to invest more than 25% of its net assets in Europe (including the United Kingdom) and Asia (including Japan). The Fund may invest in companies of any size. The Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change.

The Fund uses a "multi-manager" approach, whereby Callan Associates Inc. (the "Adviser"), the Fund's investment adviser, allocates the Fund's assets among a number of sub-advisers with differing Sub-strategies. The Adviser determines the target Sub-strategy allocation for the Fund, identifies sub-advisers to manage the Fund's assets according to those Sub-strategies, and allocates Fund assets among sub-advisers to maintain the Fund's target Sub-strategy allocation. Each sub-adviser invests the portion of the Fund's assets allocated to it under the general supervision of the Adviser. Each of the four Sub-strategies is described below:

PASSIVE INTERNATIONAL EQUITY: SSgA Funds Management, Inc. ("SSgA FM") manages the portion of the Fund's assets allocated to the Passive International Equity Sub-strategy. Under normal circumstances, SSgA FM seeks to invest substantially all of the Sub-strategy's assets in securities of companies included in the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"), including depository receipts of such companies, and futures contracts that are designed to track the MSCI EAFE Index. The MSCI EAFE Index is an arithmetic, market value-weighted average of the performance of approximately 1,000 securities primarily from Europe, Australia, Asia and the Far East.

SSgA FM seeks to replicate the returns of the MSCI EAFE Index by investing in the constituent securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSgA FM may purchase a sample of stocks in the MSCI EAFE Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the MSCI EAFE Index. SSgA FM may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the MSCI EAFE Index. SSgA FM may also enter into forward foreign currency exchange contracts in an attempt to match the Index's currency exposures.

ACTIVE INTERNATIONAL EQUITY #1: MFS manages the portion of the Fund's assets allocated to the Active International Equity #1 Sub-strategy. Under normal circumstances, MFS will seek to invest the Sub-strategy's assets in the following equity securities of foreign companies: common stocks, securities convertible into common stocks, and depositary receipts. MFS may invest the Sub-strategy's assets in the securities of companies located in emerging markets. MFS may also invest a large percentage of the Sub-strategy's assets in issuers in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the Sub-strategy, MFS is not constrained to any particular investment style. MFS may invest the Sub-strategy's assets in the securities of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS uses a bottom-up investment approach to buying and selling securities for the Sub-strategy. Securities are selected primarily based on fundamental analysis of individual issuers and their potential for appreciation in light of their financial condition, and market, economic, political, and regulatory conditions. Factors that MFS may consider include a company's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate a company's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

ACTIVE INTERNATIONAL EQUITY #2: Marathon Asset Management LLP ("Marathon") manages the portion of the Fund's assets allocated to the Active International Equity #2 Sub-strategy. Under normal circumstances, Marathon will seek to invest the Sub-strategy's assets in the common stocks of foreign companies, including companies located in emerging markets. Marathon may also purchase forward currency contracts for hedging purposes.

Marathon's investment philosophy is based on its "capital cycle" approach to investment, which guides Marathon to invest in stocks in industries where consolidation has occurred and return on investment is expected to rise and/or where barriers to entry exist that may allow elevated return on investment to persist for longer than the market expects. Given the long-term nature of the capital cycle, Marathon's investment ideas generally require, by industry standards, long stock holding periods.

ACTIVE EMERGING MARKETS EQUITY: Acadian Asset Management LLC ("Acadian") manages the portion of the Fund's assets allocated to the Active Emerging Markets Equity Sub-strategy. Under normal circumstances, Acadian will seek to invest the Sub-strategy's assets primarily in stocks of foreign companies and depository receipts. Acadian intends to invest primarily in the securities of foreign companies located in emerging markets, which Acadian considers to be companies that:

     o Have their principal securities trading market in an emerging market country;
     o Alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; or
     o Are organized under the laws of, and have a principal office in, an emerging country.

Acadian considers an "emerging market country" to be any country in the MSCI Emerging Markets Index. Acadian intends to focus the Sub-strategy's investments in those emerging market countries that it believes have developing economies and where the markets are becoming more sophisticated.

In selecting investments for the Sub-strategy, Acadian pursues an active, disciplined investment approach that forecasts markets and securities using a range of quantitative factors related to valuation, earnings, quality, price patterns, economic data and risk. Buy and sell decisions are made objectively and driven by changes in expected returns on investments. In making buy and sell decisions, Acadian analyzes the risk and expected return characteristics of the portfolio's current holdings as compared to the entire investment universe. Less attractive securities are discarded from the portfolio while more attractive securities are added, provided that the cost of the purchase and sale of such securities do not exceed the expected value added to the portfolio of such investment decisions. Pursuant to its investment strategies, Acadian may buy and sell securities frequently.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Adviser's judgment about, and allocations among, Sub-strategies and sub-advisers may adversely affect the Fund's performance.

CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DEPOSITARY RECEIPTS -- Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

DERIVATIVES RISK -- The Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, liquidity risk and correlation risk. Liquidity risk and leverage risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EQUITY MARKETS RISK -- The risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

INVESTMENT STYLE RISK -- The risk that foreign securities may underperform other segments of the equity markets or the equity markets as a whole.

GEOGRAPHIC CONCENTRATION RISK -- Since the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

MULTI-MANAGER RISK -- The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

TRACKING ERROR RISK -- The risk that a Sub-strategy's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Sub-strategy's and benchmark's investments and other factors.

VALUE INVESTING RISK -- If a sub-adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

CALLAN ASSOCIATES INC.

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, Chief Investment Officer of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

ACADIAN ASSET MANAGEMENT LLC

John R. Chisholm, CFA, Executive Vice President and Chief Investment Officer, has managed the portion of the Fund's assets allocated to Acadian Asset Management LLC ("Acadian") since the Fund's inception.

Patrick McCafferty, CFA, Senior Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to Acadian since the Fund's inception.

Matthew Rothman, Ph.D., Senior Vice President, Director, Quantitative Global Macro Research and Portfolio Manager, has managed the portion of the Fund's assets allocated to Acadian since the Fund's inception.

Joshua White, Ph.D., CFA, Senior Vice President, Portfolio Manager and Researcher, has managed the portion of the Fund's assets allocated to Acadian since the Fund's inception.

Asha Mehta, CFA, Portfolio Manager, has managed the portion of the Fund's assets allocated to Acadian since the Fund's inception.

MARATHON ASSET MANAGEMENT LLP

Neil Ostrer, Co-Founder and Portfolio Manager, has managed the portion of the Fund's assets allocated to Marathon Asset Management LLP ("Marathon") since the Fund's inception.

William Arah, Co-Founder and Portfolio Manager, has managed the portion of the Fund's assets allocated to Marathon since the Fund's inception.

Nick Longhurst, Portfolio Manager, has managed the portion of the Fund's assets allocated to Marathon since the Fund's inception.

Michael Godfrey, CFA, Portfolio Manager, has managed the portion of the Fund's assets allocated to Marathon since the Fund's inception.

Charles Carter, Portfolio Manager, has managed the portion of the Fund's assets allocated to Marathon since the Fund's inception.

MFS INVESTMENT MANAGEMENT

Marcus Smith, Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS Investment Management ("MFS") since the Fund's inception.

Daniel Ling, Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS since the Fund's inception.

Michael Cantara, CFA, Institutional Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS since the Fund's inception.

Brett Fleishman, Institutional Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS since the Fund's inception.

SSGA FUNDS MANAGEMENT, INC.

Dwayne Hancock, CFA, Vice President, Senior Portfolio Manager and Head of International Equity Strategies, has managed the portion of the Fund's assets allocated to SSgA Funds Management, Inc. ("SSgA FM") since the Fund's inception.

Tom Coleman, CFA, Vice President, Senior Portfolio Manager and Head of Emerging Markets Equity Strategies, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

Teddy Wong, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

Olga Winner, CFA, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

Amy Cheng, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 28 OF THE PROSPECTUS.

KP FIXED INCOME FUND

INVESTMENT OBJECTIVE

The KP Fixed Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
                                                          SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                        X.XX%
Distribution and Service (12b-1) Fees                      None
Other Expenses(2)                                         X.XX%
Total Annual Fund Operating Expenses                      X.XX%

(1) The fee shown is based on the initial allocation of Fund assets among sub-advisers as of the date of this Prospectus and the management fee paid to Callan Associates Inc., the Fund's investment adviser. Each sub-adviser receives a fee from the Fund based on the portion of the Fund's assets allocated to such sub-adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee payable will fluctuate and may be higher or lower than that shown.

(2)  Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              1 YEAR           3 YEARS
                               $ XX             $ XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. For purposes of the Fund's 80% policy, fixed income securities include corporate bonds issued by U.S. and foreign companies; residential and commercial mortgage-backed securities and other asset-backed securities; mortgage dollar rolls; debt securities issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments, and supranational organizations; taxable municipal securities; commercial paper issued by U.S. and foreign companies; convertible bonds; senior, second lien and subordinated floating rate loans; floating rate debt securities; exchange-traded funds ("ETFs") that invest in such securities; and derivatives with economic characteristics similar to the foregoing. The Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change. The Fund currently intends to invest more than 25% of its net assets in U.S. government securities.

The Fund uses a "multi-manager" approach, whereby Callan Associates Inc. (the "Adviser"), the Fund's investment adviser, allocates the Fund's assets among a number of sub-advisers with differing Sub-strategies. The Adviser determines the target Sub-strategy allocation for the Fund, identifies sub-advisers to manage the Fund's assets according to those Sub-strategies, and allocates Fund assets among sub-advisers to maintain the Fund's target Sub-strategy allocation. Each sub-adviser invests the portion of the Fund's assets allocated to it under the general supervision of the Adviser. Each of the four Sub-strategies is described below:

PASSIVE INTERMEDIATE FIXED INCOME: SSgA Funds Management, Inc. ("SSgA FM") manages the portion of the Fund's assets allocated to the Passive Intermediate Fixed Income Sub-strategy. Under normal circumstances, SSgA FM seeks to invest a substantial portion of the Sub-strategy's assets in securities that are included in the Barclays Intermediate Government/Credit Index (the "Barclays Index"), which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed rate debt securities. SSgA FM may invest up to 40% of the Sub-strategy's assets in ETFs that invest in securities included in the Barclays Index.

Pursuant to the Sub-strategy, SSgA FM will employ a stratified sample approach to build a portfolio whose broad characteristics, including duration, yield, credit quality, and sector weights, match those of the Barclays Index. This strategy is commonly referred to as an indexing strategy. The Sub-strategy's portfolio securities may differ from those of the Barclays Index, and the Sub-strategy may not track the performance of the Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Sub-strategy, and differences between how and when the Sub-strategy and the Index are valued.

ACTIVE CORE FIXED INCOME: Loomis, Sayles & Company, L.P. ("Loomis Sayles") manages the portion of the Fund's assets allocated to the Active Core Fixed Income Sub-strategy. Under normal circumstances, Loomis Sayles seeks to invest the Sub-strategy's assets in the following U.S. dollar-denominated, investment grade, fixed income securities: debt securities issued or guaranteed by the U.S. government and its agencies and instrumentalities, corporate bonds issued by U.S. and foreign companies, residential and commercial mortgage-backed securities and other asset-backed securities, and mortgage dollar rolls. In pursuing the Fund's investment objective,

Loomis Sayles seeks to outperform the Barclays US Aggregate Bond Index consistently over time while maintaining a risk profile close to that of the Index. The Barclays US Aggregate Bond Index is well known and reflects the government, mortgage and corporate markets that make up the largest portion of Loomis Sayles' investment grade bond universe.

Loomis Sayles' investment philosophy focuses on research-driven, relative value investing on a risk-adjusted basis, adding value primarily through security selection while continually managing risk in the portfolio. Duration is typically kept within 10% of the Barclays US Aggregate Bond Index. The investment strategy has a bias for bonds that are liquid, or can be traded readily in the markets. The portfolio may include up to 5% of its value in bonds whose credit quality is rated below investment grade, although Loomis Sayles typically views these bonds as having similar credit quality to investment grade.

EMERGING MARKETS FIXED INCOME: Payden & Rygel manages the portion of the Fund's assets allocated to the Emerging Markets Fixed Income Sub-strategy. Under normal circumstances, Payden & Rygel seeks to invest the Sub-strategy's assets in a wide variety of fixed income instruments and income-producing securities, including: (1) debt securities issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; and (3) convertible bonds and preferred stock.

Under normal market conditions, Payden & Rygel intends to invest a substantial portion of the Sub-strategy's assets in the above fixed income instruments and income-producing securities issued by issuers organized or headquartered in emerging market countries. Payden & Rygel considers an emerging market country to be a country which the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy. Payden & Rygel may invest up to 20% of the Sub-strategy's assets in other debt securities and similar debt instruments, including those of issuers located in countries with developed securities markets.

Payden & Rygel utilizes a top-down process focusing on sovereign risk analysis followed by bottom-up security selection, analyzing the universe of emerging markets debt instruments including hard and local currencies. Payden & Rygel targets countries that are identified through extensive analysis of their macroeconomic variables, sovereign credit ratios, political stability, and the quality of the country's business environment. Sovereign risk analysis is based on fundamental country research and quantitative analysis of macroeconomic data. Security selection includes quantitative analysis of yield curves and spread relationships, as well as fundamental credit research conducted by a dedicated team of global credit analysts.

Payden & Rygel may also buy the following derivatives: interest rate swaps, securities index swaps, credit default swaps, currency swaps, structured notes, futures contracts and forward contracts, and may also sell credit default swaps. Interest rate swaps may be used to hedge positions and to enhance returns, while securities index swaps, credit default swaps, currency swaps, structured notes, futures contracts and forward contracts may be used primarily to enhance Fund returns and manage overall risk. Derivatives with economic characteristics similar to fixed income securities will be included as investments that satisfy the Fund's 80% policy described above.

SENIOR FLOATING RATE LOANS: Eaton Vance Management ("Eaton Vance") manages the portion of the Fund's assets allocated to the Senior Floating Rate Loans Sub-strategy. Under normal circumstances, Eaton Vance seeks to invest the Sub-strategy's assets primarily in senior floating rate loans of domestic and foreign borrowers ("Senior Loans"). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings.

Eaton Vance may invest up to 25% of the Sub-strategy's assets in foreign Senior Loans denominated in U.S. dollars. Eaton Vance may also invest the Sub-strategy's assets in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans ("Junior Loans"), other floating rate debt securities, fixed income debt obligations and money market instruments. Eaton Vance considers money market holdings and other short term investments with a remaining maturity of less than 60 days to be floating rate assets.

Eaton Vance may also purchase interest rate swaps for hedging purposes.

Eaton Vance seeks to maintain broad borrower and industry diversification among the Sub-strategy's holdings, including senior loans. When selecting an investment, Eaton Vance seeks to utilize analysis of various investment characteristics, including risk/return characteristics. Eaton Vance may sell a holding if its risk/return profile deteriorates or to pursue more attractive investment opportunities. In managing the Sub-strategy, Eaton Vance seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Sub-strategy's investment goals.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Adviser's judgment about, and allocations among, Sub-strategies and sub-advisers may adversely affect the Fund's performance.

ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK -- The Fund's use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

FIXED INCOME MARKET RISK -- The prices of the Fund's fixed income securities, including structured notes, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

INTEREST RATE RISK -- The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

INVESTMENT STYLE RISK -- The risk that fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

LEVERAGE RISK -- The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

MORTGAGE DOLLAR ROLLS RISK -- The Fund's use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Fund. At the time the Fund enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

MULTI-MANAGER RISK -- The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

MUNICIPAL SECURITIES RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing bymunicipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

PREPAYMENT RISK -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
SENIOR LOANS/BANK LOANS RISK -- With respect to senior loans, including bank loans, the Fund, as a direct lender to the borrower assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. The Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

TRACKING ERROR RISK -- The risk that a Sub-strategy's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Sub-strategy's and benchmark's investments and other factors.

U.S. GOVERNMENT SECURITIES RISK -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

CALLAN ASSOCIATES INC.

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, Chief Investment Officer of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

EATON VANCE MANAGEMENT

Scott Page, CFA, Vice President and Director, has managed the portion of the Fund's assets allocated to Eaton Vance Management ("Eaton Vance") since the Fund's inception.

Craig Russ, Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to Eaton Vance since the Fund's inception.

John Redding, Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to Eaton Vance since the Fund's inception.

Andrew Sveen, CFA, Vice President, Head Trader and Portfolio Manager, has managed the portion of the Fund's assets allocated to Eaton Vance since the Fund's inception.

LOOMIS, SAYLES & COMPANY, L.P.

William C. Stevens, Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to Loomis, Sayles & Company, L.P. ("Loomis Sayles") since the Fund's inception.

Lynne A. Royer, Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to Loomis Sayles since the Fund's inception.

PAYDEN & RYGEL

Kristin Ceva, Ph.D., CFA, Managing Principal, has managed the portion of the Fund's assets allocated to Payden & Rygel since the Fund's inception.

Arthur Hovsepian, CFA, Senior Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to Payden & Rygel since the Fund's inception.

Vladimir Milev, CFA, Senior Vice President and Strategist, has managed the portion of the Fund's assets allocated to Payden & Rygel since the Fund's inception.

Darren Capeloto, Vice President and Strategist, has managed the portion of the Fund's assets allocated to Payden & Rygel since the Fund's inception.

Asha B. Joshi, CFA, Managing Principal and Senior Client Portfolio Manager, has managed the portion of the Fund's assets allocated to Payden & Rygel since the Fund's inception.

SSGA FUNDS MANAGEMENT, INC.

Max DeSantis, CFA, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA Funds Management, Inc. ("SSgA FM") since the Fund's inception.

Patrick Bresnehan, CFA, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

Mike Brunell, CFA, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

Karen Tsang, Principal and Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

Cynthia Moy, Principal and Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 28 OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE AND SALE OF FUND SHARES

There are no initial or subsequent minimum purchase amounts for the Funds. Shares of each Fund are offered exclusively to members of tax qualified plans specified by Kaiser Foundation Health Plan, Inc. ("Eligible Plans"). Fund shares can only be purchased or redeemed through the recordkeeper of an Eligible Plan. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business.

TAX INFORMATION

Please consult your tax advisor regarding your specific questions about U.S. federal, state, and local income taxes.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) Plan, 403(b) Plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. If you have questions about the tax consequences of 401(k) Plan or 403(b) Plan withdrawals, you should consult your tax advisor.

This summary is based on current tax laws, which may change. More information on taxes is in the Funds' Statement of Additional Information (the "SAI").

[PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.]

MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

THE FUNDS' INVESTMENT OBJECTIVES

The investment objective of the KP Large Cap Equity Fund (the "Large Cap Fund") is to seek long-term capital appreciation primarily through investments in a diversified portfolio of large cap equity securities. The investment objective of the KP Small Cap Equity Fund (the "Small Cap Fund") is to seek long-term capital appreciation primarily through investments in a diversified portfolio of small cap equity securities. The investment objective of the KP International Equity Fund (the "International Fund") is to seek long-term capital appreciation primarily through investments in a diversified portfolio of small cap equity securities. The investment objective of the KP Fixed Income Fund (the "Fixed Income Fund") is to seek to provide current income consistent with the preservation of capital. The investment objectives of the Funds are fundamental and cannot be changed without shareholder approval.

THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES

LARGE CAP FUND

Under normal circumstances, the Large Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies. For purposes of the Large Cap Fund's 80% policy, equity securities include common stocks, preferred stocks, securities convertible into common stocks, depository receipts and derivatives with economic characteristics similar to the foregoing. Large capitalization companies are generally considered to be those companies with market capitalizations within the range of market capitalizations of the companies included in the Russell 1000 Index. The Large Cap Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change.

The Large Cap Fund uses a "multi-manager" approach, whereby the Adviser allocates the Large Cap Fund's assets among a number of sub-advisers with differing investment philosophies and strategies (each, a "Sub-strategy"). The Adviser determines the target Sub-strategy allocation for the Large Cap Fund and selects the sub-adviser to manage the assets in accordance with theSub-strategy allocation. The Adviser seeks, through its allocation among Sub-strategies, to outperform the Fund's benchmark with a similar level of risk. Sub-advisers generally are selected and retained based on the Adviser's view regarding their expected contribution to excess return, ongoing performance, investment processes, resources and personnel, organization stability and robust operational, back-office, trading and compliance platforms.

As of the date of this Prospectus, the Large Cap Fund employs the following three sub-advisers to each manage a separate Sub-strategy that, in the Adviser's view, compliments the other Sub-strategies: SSgA Funds Management, Inc. ("SSgA FM"), MFS Investment Management ("MFS") and T. Rowe Price Associates, Inc. ("T. Rowe Price"). Each of the three Sub-strategies is described below:

PASSIVE LARGE CAP EQUITY: SSgA FM manages the portion of the Large Cap Fund's assets allocated to the Passive Large Cap Equity Sub-strategy. Under normal circumstances, SSgA FM seeks to invest substantially all of the Sub-strategy's assets in securities of companies included in the S&P 500 Index and futures contracts that are designed to track the S&P 500 Index.

The S&P 500 Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange. Stocks in the S&P 500 Index are weighted according to their float adjusted capitalizations.

SSgA FM does not manage the Sub-strategy's assets according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, SSgA FM utilizes a "passive" investment approach, attempting to replicate the investment performance of the S&P 500 Index through automated statistical analytic procedures.

SSgA FM seeks to replicate the returns of the S&P 500 Index by investing in the constituent securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSgA FM may purchase a sample of stocks in the S&P 500 Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the S&P 500 Index.

SSgA FM may sell stocks that are represented in the S&P 500 Index, or purchase stocks that are not yet represented in an Index, in anticipation of their removal from or addition to the Index. SSgA FM may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the S&P 500 Index. SSgA FM might do so in order to increase the Large Cap Fund's investment exposure pending investment of cash in the stocks comprising the S&P 500 Index. Alternatively, SSgA FM might use futures to reduce its investment exposure to the S&P 500 Index in situations where it intends to sell a portion of the stocks in the Large Cap Fund's portfolio but the sale has not yet been completed.

ACTIVE LARGE CAP GROWTH: T. Rowe Price manages the portion of the Large Cap Fund's assets allocated to the Active Large Cap Growth Sub-strategy. T. Rowe Price will normally invest a substantial portion of the Sub-strategy's assets in the common stocks of large capitalization companies whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, a widely used benchmark of the largest 1000 U.S. growth stocks. As of [____], the median market capitalization of companies in the Russell 1000 Growth Index was approximately $[____] billion. The market capitalizations of the companies included in the Russell 1000 Growth Index change over time. T. Rowe Price will not automatically sell or cease to purchase stocks of a company that the Sub-strategy already holds just because the company's market capitalization falls below this level.

Pursuant to the Sub-strategy, T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. T. Rowe Price may deviate from these criteria and purchase securities that it believes will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most of the Sub-strategy's assets will typically be invested in U.S. common stocks, T. Rowe Price may invest in foreign stocks. T. Rowe Price may sell the Sub-strategy's securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

ACTIVE LARGE CAP VALUE: MFS manages the portion of the Large Cap Fund's assets allocated to the Active Large Cap Value Sub-strategy. MFS normally invests the Sub-strategy's assets primarily in common stocks, preferred stocks and/or securities convertible into common stocks of U.S. companies. MFS also may invest the Sub-strategy's assets in foreign securities and depository receipts.

MFS focuses on investing the Sub-strategy's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS uses a bottom-up investment approach to buying and selling investments for the Sub-strategy. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

SMALL CAP FUND

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. For purposes of the Small Cap Fund's 80% policy, equity securities include common stocks and derivatives with economic characteristics similar to common stocks. Small capitalization companies are generally considered to be those with market capitalizations of less than $5 billion. The Small Cap Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change.

The Small Cap Fund uses a "multi-manager" approach, whereby the Adviser allocates the Small Cap Fund's assets among a number of sub-advisers with differing investment philosophies and strategies (each, a "Sub-strategy"). The Adviser determines the target Sub-strategy allocation for the Small Cap Fund and selects the sub-adviser to manage the assets in accordance with theSub-strategy allocation. The Adviser seeks, through its allocation among Sub-strategies, to outperform the Fund's benchmark with a similar level of risk. Sub-advisers generally are selected and retained based on the Adviser's view regarding their expected contribution to excess return, ongoing performance, investment processes, resources and personnel, organization stability and robust operational, back-office, trading and compliance platforms.

As of the date of this Prospectus, the Small Cap Fund employs the following five sub-advisers to each manage a separate Sub-strategy that, in the Adviser's view, compliments the other Sub-strategies: SSgA Funds Management, Inc. ("SSgA FM"), Columbus Circle Investors ("CCI"), Walthausen & Co., LLC ("Walthausen"), CastleArk Management, LLC ("CastleArk"), and DePrince Race & Zollo, Inc. ("DRZ"). Each of the five Sub-strategies is described below:

PASSIVE SMALL CAP EQUITY: SSgA FM manages the portion of the Small Cap Fund's assets allocated to the Passive Small Cap Equity Sub-strategy. Under normal circumstances, SSgA FM



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seeks to invest substantially all of the Sub-strategy's assets in securities of companies included in the Russell 2000 Index and futures contracts that are designed to track the Russell 2000 Index.

The Russell 2000 Index measures the performance of the 2,000 smallest companies (based on total market capitalization) in the Russell 3000 Index.

SSgA FM does not manage the Sub-strategy's assets according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, SSgA FM utilizes a "passive" investment approach, attempting to replicate the investment performance of the Russell 2000 Index through automated statistical analytic procedures.

SSgA FM seeks to replicate the returns of the Russell 2000 Index by investing in the constituent securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSgA FM may purchase a sample of stocks in the Russell 2000 Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Russell 2000 Index.

SSgA FM may sell stocks that are represented in the Russell 2000 Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. SSgA FM may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Russell 2000 Index. SSgA FM might do so in order to increase the Small Cap Fund's investment exposure pending investment of cash in the stocks comprising the Russell 2000 Index. Alternatively, SSgA FM might use futures to reduce its investment exposure to the Russell 2000 Index in situations where it intends to sell a portion of the stocks in the Small Cap Fund's portfolio but the sale has not yet been completed.

ACTIVE SMALL/SMID CAP GROWTH: CCI manages the portion of the Small Cap Fund's assets allocated to the Active Small/SMID Cap Growth Sub-strategy. Under normal circumstances, CCI will seek to invest the Sub-strategy's assets in common stocks of companies within the market capitalization range of the Russell 2500 Growth Index. CCI targets small to mid-sized businesses providing new technologies, products or services. In CCI's view, such companies often possess stronger price appreciation potential than larger companies. The goal for this Sub-strategy is to outperform the Russell 2500 Growth Index over a market cycle.

CCI generally seeks to construct the Sub-strategy's portfolio with the following characteristics:

     o    Typically holding 60-90 stocks;
     o Top ten holdings typically represent 25-35% of the Sub-strategy's net assets;
     o The minimum initial investment in a stock represents at least 0.5% of the Sub-strategy's net assets;
     o The maximum weight of any one stock is 5% of the Sub-strategy's net assets;
     o The Sub-strategy's portfolio is diversified among economic sectors as well as groups of stocks related by a common driver of performance ("Themes");
     o    The Sub-strategy's portfolio is diversified across at least eight
          Themes;
     o The Sub-strategy's maximum exposure to any one Theme is 25% of the Sub-strategy's net assets; and

     o The Sub-strategy's maximum exposure to any one economic sector is the greater of 25% of the Sub-strategy's net assets or 10% more than the Russell 2500 Index's exposure to such sector.

In its discretion, CCI may construct the Sub-strategy's portfolio such that its characteristics are different than those set forth above.

CCI's Positive Momentum & Positive Surprise investment philosophy is based on the premise that companies producing better than expected results will have rising securities prices, while companies producing less than expected results will not. CCI focuses its research on finding Positive Momentum & Positive Surprise, that is, companies that exceed investors' expectations. Through thorough analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet its criteria of Positive Momentum & Positive Surprise.

CCI uses a four-step process in selecting securities for the Sub-strategy. The first step is to identify the four to six leading indicators for a specific company's business, such as sales growth rate and profit margin expansion. The second step is to determine the expectations for each of the leading indicators. The third step compares actual results of the leading indicators to CCI's expectations, with the objective of finding companies with leading indicators that exceed CCI's expectations, and therefore demonstrate Positive Momentum & Positive Surprise. Companies whose stocks are experiencing Positive Momentum & Positive Surprise are considered attractive for purchase, and companies falling short or in line with CCI's expectations are avoided or sold. The fourth step is to construct a diversified portfolio based on the foregoing analysis.

CCI believes that, historically, when a company demonstrates Positive Momentum & Positive Surprise in its business progress, and thereby exceeds investors' expectations in its reported results, its stock price generally will continue on an upward trend. As the company benefits from the strengths of a new product cycle, a niche technology or service, or a dominant secular trend, the stock tends to outperform the market. Conversely, if a company's results fall short of investors' expectations, the stock will usually underperform until it surpasses new expectations. CCI's monitoring of a company's progress versus expectations guides its view as to when to buy or sell a stock.

ACTIVE SMALL/SMID CAP VALUE: Walthausen manages the portion of the Small Cap Fund's assets allocated to the Active Small/SMID Cap Value Sub-strategy. Under normal circumstances, Walthausen will seek to invest the Sub-strategy's assets in the common stocks of small and mid-capitalization companies that Walthausen believes have the potential for capital appreciation.

The sub-strategy emphasizes a "value" investment style, investing in companies that appear under-priced according to Walthausen's analysis of their financial measurements of worth or business prospects. The sub-strategy typically invests in 40 to 50 companies.

Walthausen may sell a company's stock when the company reaches Walthausen's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when Walthausen determines that management of the company is not enhancing shareholder value.

ACTIVE SMALL CAP GROWTH: CastleArk manages the portion of the Small Cap Fund's assets allocated to the Active Small Cap Growth Sub-strategy. CastleArk believes earnings growth drives long-term stock prices, and that excess returns can be achieved by investing in companies



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

whose improving business fundamentals suggest they are poised to outperform their peers. CastleArk's investment strategy emphasizes three attributes:

     o The direction of a company's growth over the absolute level of growth;
     o Actual improvements of a company's fundamentals vs. the improvements anticipated by CastleArk; and
     o A disciplined analysis focused on the magnitude and sustainability of the drivers of a company's fundamental improvement.

CastleArk's three-step investment process is designed to be disciplined, repeatable and applied consistently throughout all types of markets, and consists of (1) Identification, (2) Fundamental Analysis, and (3) Portfolio Construction. Each step is discussed in greater detail below.

IDENTIFICATION.

CastleArk's stock screening process begins with a universe of all companies with market capitalizations roughly equivalent to the Russell 2000 Growth Index (approximately $150 million to $3.5 billion). CastleArk then narrows this list to companies which, in CastleArk's view, have shown signs of actual improvement in business fundamentals.

FUNDAMENTAL ANALYSIS.

Through fundamental analysis of each company, CastleArk determines the magnitude and sustainability of the company's fundamental improvement, with a goal of identifying that change before it becomes fully reflected in the stock price.

PORTFOLIO CONSTRUCTION.

CastleArk then uses a bottom-up approach, emphasizing the fundamental improvement, along with proprietary risk management techniques and a sell discipline to build a diversified portfolio of 75-95 stocks. Limits on position size and sector weights, along with constant portfolio attribution analysis, contribute to CastleArk's risk management process. Its sell discipline derives from the belief that investment losses can be minimized by identifying potential performance detractors before they become fully reflected in the stock price. CastleArk's willingness to sell a stock when it identifies potential performance detractors is a key aspect of its risk management process and, therefore, supports its ability to produce positive returns.

ACTIVE SMALL CAP VALUE: DRZ manages the portion of the Small Cap Fund's assets allocated to the Active Small Cap Value Sub-strategy. Under normal circumstances, DRZ will seek to invest the Sub-strategy's assets in common stocks of small capitalization companies that DRZ believes have the potential for growth and that appear to be trading below their perceived value.

DRZ employs a multi-step, bottom-up investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples, such as price-to-earnings, price-to-book and price-to-cash flow, to companies in the universe to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts fundamental analysis to identify a likely catalyst which it believes may lead to future price appreciation. Next, DRZ establishes relative price targets for those stocks that have identifiable catalysts. Finally, based on DRZ's relative price targets, stocks are considered for purchase when the expected upside is more than two times the downside. DRZ considers selling a security when its yield falls below a pre-determined limit, the relative valuation is no longer attractive, or the fundamentals of the company or economic sector in which it operates deteriorate.

DRZ generally invests the Sub-strategy's assets in securities of companies operating in a broad range of industries. Most of these companies are based in the U.S., but to a lesser extent may be headquartered in or doing a substantial portion of their business overseas. The Sub-strategy's portfolio will typically consist of 65 to 80 securities. DRZ may engage in frequent and active trading of securities as a part of its principal investment strategy.

INTERNATIONAL FUND

Under normal circumstances, the International Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. For purposes of the International Fund's 80% policy, equity securities include common stocks of companies of any size, depository receipts, and derivatives with economic characteristics similar to the foregoing. The International Fund intends to invest primarily in the equity markets listed in the Morgan Stanley Capital International All Country World Index ex US Investable Market Index, and intends to invest more than 25% of its net assets in Europe (including the United Kingdom) and Asia (including Japan). The International Fund may invest in companies of any size. The International Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change.

The International Fund uses a "multi-manager" approach, whereby Callan Associates Inc. (the "Adviser"), the International Fund's investment adviser, allocates the International Fund's assets among a number of sub-advisers with differing investment philosophies and strategies (each, a "Sub-strategy"). The Adviser determines the target Sub-strategy allocation for the International Fund, identifies sub-advisers to manage the International Fund's assets according to those Sub-strategies, and allocates International Fund assets among sub-advisers to maintain the International Fund's target Sub-strategy allocation. Each sub-adviser invests the portion of the International Fund's assets allocated to it under the general supervision of the Adviser.

Sub-advisers generally are selected and retained based on: the Adviser's view regarding their expected contribution to excess return; their performance in managing the International Fund's assets pursuant to their respective Sub-strategies; the Adviser's confidence in their investment process, personnel, investment resources, and organizational stability; the Adviser's belief in their ability to take on additional assets without undermining future International Fund performance; and the Adviser's confidence in the robustness of their operational, back-office, trading, and compliance platforms.

As of the date of this Prospectus, the International Fund employs the following four sub-advisers to each manage a separate Sub-strategy that, in the Adviser's view, compliments the other Sub-strategies: SSgA Funds Management, Inc. ("SSgA FM"), MFS Investment Management ("MFS"), Marathon Asset Management LLP ("Marathon"), and Acadian Asset Management LLC ("Acadian"). The Adviser seeks, through its allocation among Sub-strategies, to outperform the International Fund's benchmark with a similar level of risk. Each of the four Sub-strategies is described below:

PASSIVE INTERNATIONAL EQUITY: SSgA FM manages the portion of the International Fund's assets allocated to the Passive International Equity Sub-strategy. Under normal circumstances, SSgA FM seeks to invest substantially all of the Sub-strategy's assets in securities of companies included in the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"), including depository receipts of such companies, and futures contracts that are designed to track the MSCI

EAFE Index. The MSCI EAFE Index is an arithmetic, market value-weighted average of the performance of approximately 1,000 securities primarily from Europe, Australia, Asia and the Far East.

SSgA FM does not manage the Sub-strategy's assets according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, SSgA FM utilizes a "passive" investment approach, attempting to replicate the investment performance of the Russell 2000 Index through automated statistical analytic procedures.

SSgA FM seeks to replicate the returns of the MSCI EAFE Index by investing in the constituent securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSgA FM may purchase a sample of stocks in the MSCI EAFE Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the MSCI EAFE Index.

SSgA FM may sell stocks that are represented in the MSCI EAFE Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. SSgA FM may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the MSCI EAFE Index. SSgA FM might do so in order to increase the International Fund's investment exposure pending investment of cash in the stocks comprising the MSCI EAFE Index. Alternatively, SSgA FM might use futures to reduce its investment exposure to the MSCI EAFE Index in situations where it intends to sell a portion of the stocks in the International Fund's portfolio but the sale has not yet been completed. SSgA FM may also enter into forward foreign currency exchange contracts in an attempt to match the Index's currency exposures.

ACTIVE INTERNATIONAL EQUITY #1: MFS manages the portion of the International Fund's assets allocated to the Active International Equity #1 Sub-strategy. Under normal circumstances, MFS will seek to invest the Sub-strategy's assets in the following equity securities of foreign companies: common stocks, securities convertible into common stocks, and depositary receipts. MFS may invest the Sub-strategy's assets in the securities of companies located in emerging markets. MFS may also invest a large percentage of the Sub-strategy's assets in issuers in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the Sub-strategy, MFS is not constrained to any particular investment style. MFS may invest the Sub-strategy's assets in the securities of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS uses a bottom-up investment approach to buying and selling securities for the Sub-strategy. Securities are selected primarily based on fundamental analysis of individual issuers and their potential for appreciation in light of their financial condition, and market, economic, political, and regulatory conditions. Factors that MFS may consider include a company's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate a company's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

ACTIVE INTERNATIONAL EQUITY #2: Marathon manages the portion of the Fund's assets allocated to the Active International Equity #2 Sub-strategy. Under normal circumstances, Marathon will seek to invest the Sub-strategy's assets in the common stocks of foreign companies, including companies located in emerging markets.

Marathon's investment philosophy is based on its "capital cycle" approach to investment. The central idea of capital cycle investing is the observation that competition, unless restricted by some barrier, will increase in industries where return on investment is high. In turn, in Marathon's view, this increased competition is likely to cause the average return on investment for that industry to decline. Marathon believes that, in contrast, competition is likely to decrease in industries where the return on investment falls below the cost of capital - eventually leading to increased returns on investment. In addition, Marathon believes that the assessment of management and how management responds to incentives and the forces of the capital cycle is critical to the performance of the company's stock.

This investment philosophy guides Marathon to invest in stocks in industries where consolidation has occurred and return on investment is expected to rise and/or where barriers to entry exist that may allow elevated return on investment to persist for longer than the market expects. The investment philosophy is intrinsically contrarian. Given the long-term nature of the capital cycle, Marathon's investment ideas generally require, by industry standards, long stock holding periods.

ACTIVE EMERGING MARKETS EQUITY: Acadian manages the portion of the International Fund's assets allocated to the Active Emerging Markets Equity Sub-strategy. Under normal circumstances, Acadian will seek to invest the Sub-strategy's assets in stocks of foreign companies, depository receipts and ETFs that invest in such securities. Acadian intends to invest primarily in the securities of foreign companies located in emerging markets, which Acadian considers to be companies that:

     o Have their principal securities trading market in an emerging market country;
     o Alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; or
     o Are organized under the laws of, and have a principal office in, an emerging country.

Acadian considers an "emerging market country" to be any country in the MSCI Emerging Markets Index. Acadian intends to focus the Sub-strategy's investments in those emerging market countries that it believes have developing economies and where the markets are becoming more sophisticated, including some or all of the following: Brazil, Chile, China, Colombia, Czech, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey.

As markets in other countries develop, Acadian expects to expand and further diversify the emerging market countries in which it invests. Acadian may also invest in securities of companies located in industrialized countries.

The Sub-strategy may hold a relatively small number of issues in its portfolio. In selecting investments for the Sub-strategy, Acadian pursues an active, disciplined investment approach that forecasts markets and securities using a range of quantitative factors related to valuation, earnings, quality, price patterns, economic data and risk. Buy and sell decisions are made objectively and driven by changes in expected returns on investments. In making buy and sell decisions, Acadian analyzes the risk and expected return characteristics of the portfolio's current holdings as compared to the entire investment universe. Less attractive securities are discarded from the portfolio while more attractive securities are added, provided that the cost of the purchase and sale of such securities do not exceed the expected value added to the portfolio of such investment decisions. Pursuant to its investment strategies, Acadian may buy and sell securities frequently.

FIXED INCOME FUND

Under normal circumstances, the Fixed Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. For purposes of the Fixed Income Fund's 80% policy, fixed income securities include corporate bonds issued by U.S. and foreign companies; residential and commercial mortgage-backed securities and other asset-backed securities; mortgage dollar rolls; debt securities issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments, and supranational organizations; taxable municipal securities; commercial paper issued by U.S. and foreign companies; convertible bonds; senior, second lien and subordinated floating rate loans; floating rate debt securities; exchange-traded funds ("ETFs") that invest in such securities; and derivatives with economic characteristics similar to the foregoing. The Fixed Income Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change. The Fixed Income Fund intends to invest more than 25% of its net assets in U.S. government securities.

The Fixed Income Fund uses a "multi-manager" approach, whereby Callan Associates Inc. (the "Adviser"), the Fixed Income Fund's investment adviser, allocates the Fixed Income Fund's assets among a number of sub-advisers with differing investment philosophies and strategies (each, a "Sub-strategy"). The Adviser determines the target Sub-strategy allocation for the Fixed Income Fund, identifies sub-advisers to manage the Fixed Income Fund's assets according to those Sub-strategies, and allocates Fixed Income Fund assets among sub-advisers to maintain the Fixed Income Fund's target Sub-strategy allocation. Each sub-adviser invests the portion of the Fixed Income Fund's assets allocated to it under the general supervision of the Adviser.

Sub-advisers generally are selected and retained based on: the Adviser's view regarding their expected contribution to excess return; their performance in managing the Fixed Income Fund's assets pursuant to their respective Sub-strategies; the Adviser's confidence in their investment process, personnel, investment resources, and organizational stability; the Adviser's belief in their ability to take on additional assets without undermining future Fixed Income Fund performance; and the Adviser's confidence in the robustness of their operational, back-office, trading, and compliance platforms.

As of the date of this Prospectus, the Fixed Income Fund employs the following four sub-advisers to each manage a separate Sub-strategy that, in the Adviser's view, compliments the other Sub-strategies: SSgA Funds Management, Inc. ("SSgA FM"), Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Payden & Rygel, and Eaton Vance Management ("Eaton Vance"). The Adviser seeks, through its allocation among Sub-strategies, to outperform the Fixed Income Fund's benchmark with a similar level of risk. Each of the four Sub-strategies is described below:

PASSIVE INTERMEDIATE FIXED INCOME: SSgA FM manages the portion of the Fixed Income Fund's assets allocated to the Passive Intermediate Fixed Income Sub-strategy. Under normal circumstances, SSgA FM seeks to invest a substantial portion of the Sub-strategy's assets in securities that are included in the Barclays Intermediate Government/Credit Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed rate debt securities. SSgA

FM may invest up to 40% of the Sub-strategy's assets in ETFs that invest in securities included in the Barclays Intermediate Government/Credit Index.

Pursuant to the Sub-strategy, SSgA FM will employ a stratified sample approach to build a portfolio whose broad characteristics, including duration, yield, credit quality, and sector weights, match those of the Barclays Intermediate Government/Credit Index. This strategy is commonly referred to as an indexing strategy. The Sub-strategy's portfolio securities may differ from those of the Barclays Intermediate Government/Credit Index, and the Sub-strategy may not track the performance of the Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Sub-strategy, and differences between how and when the sub-strategy and the Index are valued.

ACTIVE CORE FIXED INCOME: Loomis Sayles manages the portion of the Fixed Income Fund's assets allocated to the Active Core Fixed Income Sub-strategy. Under normal circumstances, Loomis Sayles seeks to invest the Sub-strategy's assets in the following U.S. dollar-denominated, investment grade, fixed income securities: debt securities issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities, corporate bonds issued by U.S. and foreign companies, taxable municipal securities, residential and commercial mortgage-backed securities and other asset-backed securities, and mortgage dollar rolls. In pursuing the Fixed Income Fund's investment objective, Loomis Sayles seeks to outperform the Barclays US Aggregate Bond Index consistently over time while maintaining a risk profile close to that of the Index. The Barclays US Aggregate Bond Index is well known and reflects the government, mortgage and corporate markets that make up the largest portion of our investment grade bond universe.

In Loomis Sayles' view, the fixed income markets are inefficient, often mispricing risk and overreacting to news and corporate and market events, as well as technical supply and demand factors. Loomis Sayles believes that these inefficiencies may provide effective active investors with opportunities to generate risk-adjusted performance in excess of the benchmark.

Loomis Sayles' investment philosophy focuses on research-driven, relative value investing on a risk-adjusted basis, adding value primarily through security selection while continually managing risk in the portfolio. Duration is typically kept within 10% of the Barclays US Aggregate Bond Index. The investment strategy has a bias for bonds that are liquid, or can be traded readily in the markets. The portfolio may include up to 5% of its value in bonds whose credit quality is rated below investment grade, although Loomis Sayles typically views these bonds as having similar credit quality to investment grade. Typically, Loomis Sayles will sell a security when it reaches its target level of valuation, there has been a change in fundamental credit quality that is not reflected in the current price, or Loomis Sayles is trimming overall risk in the portfolio.

EMERGING MARKETS FIXED INCOME: Payden & Rygel manages the portion of the Fixed Income Fund's assets allocated to the Emerging Markets Fixed Income Sub-strategy. Under normal circumstances, Payden & Rygel seeks to invest the Sub-strategy's assets in a wide variety of fixed income instruments and income-producing securities, including: (1) debt securities issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; and (3) convertible bonds and preferred stock.

Under normal market conditions, Payden & Rygel intends to invest a substantial portion of the Sub-strategy's assets in the above fixed income instruments and income-producing securities issued by issuers organized or headquartered in emerging market countries. Payden & Rygel considers an emerging market country to be a country which the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy. Payden & Rygel may invest up to 20% of the Sub-strategy's assets in other debt securities and similar debt instruments, including those of issuers located in countries with developed securities markets.

Under normal market conditions, Payden & Rygel intends to invest a substantial portion of the Sub-strategy's assets in debt securities that are rated below investment grade (commonly called "junk bonds"). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities that Payden & Rygel determines to be of comparable quality.

A majority of the debt securities in which Payden & Rygel invests are payable in U.S. dollars. However, Payden & Rygel may also invest in debt securities payable in foreign currencies, and may hedge this foreign currency exposure to the U.S. dollar. Payden & Rygel may invest the Sub-strategy's assets in debt securities of any maturity, and there is no limit on the Sub-strategy's minimum or maximum average portfolio maturity.

Payden & Rygel utilizes a top-down process focusing on sovereign risk analysis followed by bottom-up security selection, analyzing the universe of emerging markets debt instruments including hard and local currencies. Payden & Rygel targets countries that are identified through extensive analysis of their macroeconomic variables, sovereign credit ratios, political stability, and the quality of the country's business environment. Sovereign risk analysis is based on fundamental country research and quantitative analysis of macroeconomic data. Security selection includes quantitative analysis of yield curves and spread relationships, as well as fundamental credit research conducted by a dedicated team of global credit analysts. Components of Payden's bottom-up security selection process include:

     o External debt: Sovereign cash bond yield curve analysis (dollar and euro), inter-country spread relationships, corporate cash bond yield curve analysis, and fundamental corporate research (investment grade and high yield).

     o Local markets: Analysis of current and historic curve shapes, and the relative yields implied by investing in the various instruments that can be used in any one country (nominal cash bonds, inflation-linked cash bonds, corporate bonds, interest rate swaps and currency forwards).

Payden & Rygel may also buy the following derivatives: interest rate swaps, securities index swaps, credit default swaps, currency swaps, structured notes, futures contracts and forward contracts, and may also sell credit default swaps. Interest rate swaps may be used to hedge positions and to enhance returns, while securities index swaps, credit default swaps, currency swaps, structured notes, futures contracts and forward contracts may be used primarily to enhance fund returns and manage overall risk. Derivatives with economic characteristics similar to fixed income securities will be included as investments that satisfy the Fixed Income Fund's 80% policy described above.

SENIOR FLOATING RATE LOANS: Eaton Vance manages the portion of the Fixed Income Fund's assets allocated to the Senior Floating Rate Loans Sub-strategy. Under normal circumstances, Eaton Vance seeks to invest the Sub-strategy's assets primarily in senior floating rate loans of domestic and foreign borrowers ("Senior Loans"). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings.

Eaton Vance may invest up to 25% of the Sub-strategy's assets in foreign Senior Loans denominated in U.S. dollars. Eaton Vance may also invest the Sub-strategy's assets in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans ("Junior Loans"), other floating rate debt securities, fixed income debt obligations and money market instruments. Eaton Vance considers money market holdings and other short term investments with a remaining maturity of less than 60 days to be floating rate assets.

Eaton Vance may also purchase interest rate swaps for hedging purposes.

Eaton Vance seeks to maintain broad borrower and industry diversification among the Sub-strategy's holdings, including senior loans. When selecting an investment, Eaton Vance seeks to utilize analysis of various investment characteristics, including risk/return characteristics. Eaton Vance may sell a holding if its risk/return profile deteriorates or to pursue more attractive investment opportunities. In managing the Sub-strategy, Eaton Vance seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Sub-strategy's investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments or other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will do so only if the Adviser believes that the risk of loss outweighs the opportunity to pursue its investment objective.

This prospectus describes the Funds' principal investment strategies and risks, and the Funds will normally invest in the types of securities described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goal.

THE FUNDS' PRINCIPAL RISKS

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goals. The Adviser and the sub-advisers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

ALLOCATION RISK (ALL FUNDS) -- Pursuant to its investment objective, each Fund's assets will be allocated to various Sub-strategies. Depending on the investment program of a particular Sub-strategy and its sub-adviser, the Sub-strategy may invest in a wide range of investments ranging from stocks and corporate bonds issued by domestic and foreign companies of all sizes in diverse industries, government bonds from developed and emerging countries, other fixed and floating rate debt securities, other investment companies such as exchange traded funds, and derivatives, among other investments. Further, each Sub-strategy may be managed pursuant to a particular investment style, such as growth, value or indexing. Given the various investment styles it can choose from in determining which Sub-strategies to which to allocate a Fund's assets, and the wide scope of the many investments a sub-adviser can make for a particular Sub-strategy, the Adviser could be wrong in determining the combination of investments, Sub-strategies or sub-advisers that produce good returns under changing market conditions. The Funds could miss attractive investment opportunities if the Adviser underweights allocations to Sub-strategies that invest in markets that subsequently experience significant returns and could lose value if the Adviser overweights allocations to Sub-strategies that invest in markets that subsequently experience significant declines.

ASSET-BACKED SECURITIES RISK (FIXED INCOME FUND) -- Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK (FIXED INCOME FUND) -- Below investment grade securities (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

CONVERTIBLE SECURITIES AND PREFERRED STOCKS RISK (LARGE CAP FUND AND FIXED INCOME FUND) -- Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or are not rated and are subject to credit risk and prepayment risk, which are discussed below.

CORPORATE FIXED INCOME SECURITIES RISK (FIXED INCOME FUND) -- Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

CREDIT RISK (FIXED INCOME FUND) -- Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

CURRENCY RISK (INTERNATIONAL FUND AND FIXED INCOME FUND) -- Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Passive investment in currencies may subject a Fund to additional risks and the value of the Fund's investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in equity securities.

DEPOSITARY RECEIPTS RISK (INTERNATIONAL FUND) -- American Depositary Receipts
(ADRs) are dollar-denominated depositary receipts typically issued by a U.S. financial institution that evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Global Depositary Receipts (GDRs) are similar to ADRs but represent shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described below. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading markets and GDRs, many of which represent shares issued by companies in emerging markets, may be more volatile. Depositary receipts may be sponsored or unsponsored. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

DERIVATIVES RISK (ALL FUNDS) -- Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts, credit-linked notes and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by a Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of an investment in the Fund to decrease. Forward Contracts Risk, Futures Risk, and Swap Agreements Risk are each discussed below in further detail.

EQUITY MARKETS RISK (LARGE CAP FUND, SMALL CAP FUND AND INTERNATIONAL FUND) -- Because each Fund will significantly invest in equity securities, each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in each Fund.

EXTENSION RISK (FIXED INCOME FUND) -- Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

FIXED INCOME MARKET RISK (FIXED INCOME FUND) -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

FOREIGN INVESTMENT/EMERGING MARKETS RISK (LARGE CAP FUND, INTERNATIONAL FUND AND FIXED INCOME FUND) -- Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

An emerging market country is any country determined by a Fund's sub-adviser to have an emerging market economy. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

FOREIGN SOVEREIGN DEBT SECURITIES RISK (FIXED INCOME FUND) -- The risks that:
(i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

FORWARD CONTRACTS RISK (ALL FUNDS) -- A forward contract involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund's account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards;
(iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forward contracts are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section. Forward currency contracts are also subject to currency risk, which is described elsewhere in this section.

FUTURES CONTRACTS RISK (INTERNATIONAL FUND AND FIXED INCOME FUND) -- Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

GROWTH INVESTING RISK (LARGE CAP FUND, SMALL CAP FUND AND INTERNATIONAL FUND) -- The Funds may invest in securities of companies that the Adviser or a sub-adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. In addition, these may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

INTEREST RATE RISK (FIXED INCOME FUND) -- Interest rate risk is the risk that the Fund's yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities, including U.S. Government securities, in which the Fund invests, while a fall in interest rates typically causes a rise in values of such securities.

INVESTMENT IN EUROPE RISK (INTERNATIONAL FUND) -- The Fund may invest in securities of European issuers. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union ("EU") or debt restructuring. Assistance given to an EU member state may be dependent on a country's implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events may adversely affect the economic and market environment in Europe, which in turn may adversely affect the price or liquidity of high yield securities issued by European issuers and therefore may adversely affect the Fund and its investments in such securities.

INVESTMENT IN JAPAN RISK (INTERNATIONAL FUND) -- The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.

INVESTMENT STYLE RISK (ALL FUNDS) -- Investment style risk is the risk that a Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as whole.

LEVERAGE RISK (ALL FUNDS) -- Certain Fund transactions, such as derivatives, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on a Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

LIQUIDITY RISK (ALL FUNDS) -- Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

MORTGAGE-BACKED SECURITIES RISK (FIXED INCOME FUND) -- Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities in which the Fund invests may not be issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Government. However, with respect to these mortgage-backed securities, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

MORTGAGE DOLLAR ROLLS RISK (FIXED INCOME FUND) -- The Fund may invest in mortgage dollar rolls, which are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on such securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, the Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and may initially involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

MULTI-MANAGER RISK (ALL FUNDS) -- The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

MUNICIPAL SECURITIES RISK (FIXED INCOME FUND) -- Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not invest in municipal obligations to the same degree as the Fund. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

PORTFOLIO TURNOVER RISK (SMALL CAP FUND AND FIXED INCOME FUND) -- Due to its investment strategy, the Funds may buy and sell securities frequently. This may result in higher transaction costs.

PREPAYMENT RISK (FIXED INCOME FUND) -- The Fund's investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

SENIOR LOANS/BANK LOANS RISK (FIXED INCOME FUND) -- Senior loans have the most senior position in a borrower's capital structure or share this position with other senior debt securities of the borrower, thereby giving the senior loan holders a priority claim on all or a portion of a borrower's assets in the event of default. Senior loans generally are negotiated between a borrower and one or more financial institution lenders which generally are represented by an agent bank responsible for negotiating the terms and conditions of the loan. The Fund may invest in senior loans by acting as one of the group of original lenders. The Fund may also participate in senior loans by purchasing assignments of portions of senior loans from third parties or by investing in participations in senior loans which are sometimes referred to as bank loans. With respect to direct loans or loans purchased by assignment, the Fund generally has a contractual relationship with the borrower and therefore direct rights against the borrower in the event of a default. With respect to participations, the Fund typically has a contractual right with the lender, generally a bank selling the participation, and therefore assumes the credit risk of the lender in addition to the credit risk of the borrower. In the event of an insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender but may not have a senior claim to the lender's loan to the borrower. Certain senior loans, including certain participations in senior loans, may be illiquid and the Fund may not be able to sell such senior loans quickly for a fair price. While a liquid secondary market for senior loans has increased over the years, particularly with respect to loans held directly, the secondary market for such instruments is not as liquid as for other types of investments. The lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the Fund's ability to dispose of such investments quickly, particularly in response to a specific economic event or the sudden deterioration in the creditworthiness of the borrower. Additionally, in the event of an insolvency, a court could subordinate a senior loan to presently existing or future indebtedness of the borrower to take other action detrimental to the lenders.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK (SMALL CAP FUND AND INTERNATIONAL
FUND) -- Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

SWAP AGREEMENTS RISK (FIXED INCOME FUND) -- Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively).

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation.

If the Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). A credit default swap is also subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

TRACKING ERROR RISK (ALL FUNDS) -- A Sub-strategy of each Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Sub-strategy's investments and those of its benchmark, rounding of share prices, changes to the benchmark and regulatory policies may affect the Sub-strategy's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Sub-strategy may not achieve its goal of accurately correlating to an index because a Fund will have expenses such as brokerage, custody, management fees and other operational costs. A Fund may be subject to the risk that the performance of the Sub-strategy may deviate from the benchmark index it attempts to track. If the Fund's sub-adviser purchases only a representative portion of the securities in the benchmark index, the performance of the Sub-strategy's portfolio of securities advised by such sub-adviser may not match that of the benchmark index. Depending on the sub-adviser's approach and the size of the Fund, the representative sample of securities in the benchmark index that are actually held by the Sub-strategy may vary from time to time. In addition, a Fund may be subject to the risk that its investment approach, which attempts to replicate the performance of the benchmark index, may perform differently than other mutual funds that focus on particular equity market segments or invest in other asset classes

U.S. GOVERNMENT SECURITIES RISK (FIXED INCOME FUND) -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

VALUE INVESTING RISK (LARGE CAP FUND, SMALL CAP FUND AND INTERNATIONAL FUND) -- Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If a sub-adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, a Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI. [Website information to be inserted.]

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

Callan Associates Inc. (the "Adviser"), an independently-owned investment consulting firm founded in 1973, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 101 California Street, Suite 3500, San Francisco, California 94111. As of [XX], 2013, the Adviser had approximately $[XX] in assets under management.

The Adviser has overall supervisory responsibility for the general management and investment of the Funds' securities portfolios, and subject to review and approval by the Board of Trustees (the "Board"), sets the Funds' overall investment strategies. For its advisory services to each Fund, the Adviser is entitled to an annual fee of [X.XX]% of each Fund's average net assets.

Gregory C. Allen is the President, Director of Research and Co-Portfolio Manager of the Adviser. Mr. Allen has been with the firm for 25 years and has 25 years of investment industry experience.

Kelly Cliff, CFA, CAIA, is the Senior Vice President, CIO of Public Markets and Co-Portfolio Manager of the Adviser. Ms. Cliff has been with the Adviser for 21 years and has 21 years of investment industry experience.

A discussion regarding the basis for the Board's approval of the Funds' investment advisory agreement will be available in the Fund's initial Annual Report.

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

MANAGER-OF-MANAGER STRUCTURE: Subject to the receipt of the U.S. Securities and Exchange Commission ("SEC") exemptive order described below, the Adviser will act as the manager of managers of the Funds and be responsible for the investment performance of the Funds, since it will allocate each Fund's assets to the sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees. The "manager of managers" structure enables the Funds to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit investment advisory fees paid by each Fund to the Adviser to be increased or to materially change the Adviser's obligations under the investment advisory agreement between the Adviser and the Funds, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to each Fund, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of each Fund or the Adviser, except for sub-advisory agreements with a direct or indirect wholly owned subsidiary of the Adviser or any future parent company of the Adviser (a "Wholly-Owned Sub-adviser"), will require shareholder approval. THE ADVISER HAS ULTIMATE RESPONSIBILITY (SUBJECT TO OVERSIGHT BY THE BOARD) TO OVERSEE THE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION, AND REPLACEMENT.

MULTI-MANAGER EXEMPTIVE ORDER: As referenced above, the Funds and the Adviser have applied for an exemptive order from the SEC, which if approved, will permit the Adviser, subject to certain conditions, to select new sub-advisers, including Wholly-Owned Sub-advisers, with the approval of the Board but without obtaining shareholder approval. Any changes to a sub-advisory agreement that would result in an increase in the total management and advisory fees payable by the Fund will be required to be approved by the shareholders of that Fund. The order will also permit the Adviser to materially change the terms of agreements with the sub-advisers or to continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. The order will also permit the Funds to disclose sub-advisers' fees only in the aggregate in their registration statement. This arrangement has been approved by the Board of Trustees and each Fund's initial shareholder. Within 90 days of retaining a new sub-adviser for a Fund, shareholders of the Fund would receive notification of the change.

INFORMATION ON SUB-ADVISORY FEES AND TOTAL MANAGEMENT FEE: In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee to its sub-advisers. For each Fund, the sub-advisers receive a fee based on a specified percentage of that portion of the Fund's assets allocated to that sub-adviser. The total management fee shown in each Fund's Fee Table (in the summary section of this Prospectus) is based on the initial allocation of assets among the Fund's sub-advisers as of the date of this Prospectus and the fee paid to the Adviser. Asset allocations and fees payable to each Fund's sub-advisers may vary and, consequently, the total management fee payable by each Fund will fluctuate and may be higher or lower than that shown in each Fund's Fee Table.

The rates at which the fees paid to the sub-advisers are calculated, which may vary among sub-advisers, is set forth in the SAI. However, as discussed above, the exemptive order requested by the Funds and the Adviser would permit each Fund to disclose (as a dollar amount and a percentage of a Fund's net assets) only the aggregate fees paid to the sub-advisers. Accordingly, if the order is granted in the form proposed by the Funds and the Adviser, the Funds will provide such aggregate fee disclosure in lieu of disclosing the fees paid to each sub-adviser in the SAI.

SUB-ADVISERS AND PORTFOLIO MANAGERS

At the time of each Fund's launch, each Fund will have entered into a sub-advisory agreement with each of its sub-advisers. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser oversees the sub-advisers for compliance with each Fund's investment objective, policies, strategies and restrictions, and monitors each sub-adviser's adherence to its investment style.

A discussion regarding the basis of the Board of Trustees' approval of the investment sub-advisory agreements between the Adviser and the respective sub-advisers will be available in the Fund's initial annual report.

The following provides additional information about each sub-adviser and the portfolio managers who are responsible for the day-to-day management of each sub-adviser's allocation. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and their ownership, if any, of securities in the Funds.

KP LARGE CAP EQUITY FUND

MFS INVESTMENT MANAGEMENT ("MFS"), 111 Huntington Avenue, Boston, Massachusetts 02199, serves as investment sub-adviser to a portion of the assets of the KP Large Cap Equity Fund. As of [____], 2013, MFS had approximately $[____] in assets under management.

PORTFOLIO MANAGERS:

     Nevin Chitkara, Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS since the Fund's inception. Mr. Chitkara has been with MFS for 15 years and has 20 years of investment industry experience.

     Steven Gorham, CFA, Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS since the Fund's inception. Mr. Gorham has been with MFS for 23 years and has 23 years of investment industry experience.

     Katrina Mead, CFA, Institutional Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS since the Fund's inception. Ms. Mead has been with MFS for 15 years and has 18 years of investment industry experience.

SSGA FUNDS MANAGEMENT, INC. ("SSgA FM"), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as investment sub-adviser to a portion of the assets of the KP Large Cap Equity Fund. As of [____], 2013, SSgA FM had approximately $[____] in assets under management.

PORTFOLIO MANAGERS:

     Karl Schneider, CAIA, Vice President, Senior Portfolio Manager and Head of U.S. Equity Strategies, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Mr. Schneider has been with SSgA FM for 16 years and has 17 years of investment industry experience.

     Dwayne Hancock, CFA, Vice President, Senior Portfolio Manager and Head of International Equity Strategies, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Mr. Hancock has been with SSgA FM for 17 years and has 19 years of investment industry experience.

     David Chin, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Mr. Chin has been with SSgA FM for 14 years and has 21 years of investment industry experience.

     Melissa Kapitulik, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Ms. Kapitulik has been with SSgA FM for 7 years and has 17 years of investment industry experience.

     Amy Scofield, Principal and Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Ms. Scofield has been with SSgA FM for 8 years and has 14 years of investment industry experience.

T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, serves as investment sub-adviser to a portion of the assets of the KP Large Cap Equity

Fund. As of [____], 2013, T. Rowe Price had approximately $[____] in assets under management.

PORTFOLIO MANAGERS:

     Robert W. Sharps, CFA, Lead Portfolio Manager, has managed the portion of the Fund's assets allocated to T. Rowe Price since the Fund's inception. Mr. Sharps has been with T. Rowe Price for 17 years and has 15 years of investment industry experience.

     Joseph Fath, CPA, Associate Portfolio Manager, U.S. Large Cap Growth Equity Strategy, has managed the portion of the Fund's assets allocated to T. Rowe Price since the Fund's inception. Mr. Fath has been with T. Rowe Price for 12 years and has 10 years of investment industry experience.

     Larry J. Puglia, CFA, CPA, Portfolio Manager, U.S. Large Cap Core Growth Equity Strategy, has managed the portion of the Fund's assets allocated to
     T. Rowe Price since the Fund's inception. Mr. Puglia has been with T. Rowe Price for 22 years and has 21 years of investment industry experience.

     P. Robert Bartolo, CFA, CPA, Portfolio Manager, U.S. Growth Stock Strategy, has managed the portion of the Fund's assets allocated to T. Rowe Price since the Fund's inception. Mr. Bartolo has been with T. Rowe Price for 15 years and has 10 years of investment industry experience.

KP SMALL CAP EQUITY FUND

CASTLEARK MANAGEMENT, LLC ("CastleArk"), 1 North Wacker Drive, Suite 3950, Chicago, Illinois 60606, serves as investment sub-adviser to a portion of the assets of the KP Small Cap Equity Fund. As of [____], 2013, CastleArk had approximately $[____] in assets under management.

PORTFOLIO MANAGERS:

     James Stark, Vice President and Co-Portfolio Manager, has managed the portion of the Fund's assets allocated to CastleArk since the Fund's inception. Mr. Stark has been with CastleArk for 6 years.

     Gregory Baxter, Vice President and Co-Portfolio Manager, has managed the portion of the Fund's assets allocated to CastleArk since the Fund's inception. Mr. Baxter has been with CastleArk for 6 years.

COLUMBUS CIRCLE INVESTORS ("CCI"), Metro Center, One Station Place, 8th Floor South, Stamford, Connecticut 06902, serves as investment sub-adviser to a portion of the assets of the KP Small Cap Equity Fund. As of [____], 2013, CCI had approximately $[____] in assets under management.

PORTFOLIO MANAGERS:

     Clifford G. Fox, CFA, Senior Managing Director and Portfolio Manager, has managed the portion of the Fund's assets allocated to CCI since the Fund's inception. Mr. Fox has been with CCI for 20 years and has 30 years of investment industry experience.

     Michael Iacono, CFA, Managing Director and Co-Portfolio Manager, has managed the portion of the Fund's assets allocated to CCI since the Fund's inception. Mr. Iacono has been with CCI for 15 years and has 16 years of investment industry experience.

     Katerina Wasserman, Senior Vice President and Co-Portfolio Manager, has managed the portion of the Fund's assets allocated to CCI since the Fund's inception. Ms. Wasserman has been with CCI for 12 years and has 12 years of investment industry experience.

DEPRINCE RACE & ZOLLO, INC. ("DRZ"), 250 Park Avenue South, Suite 250, Winter Park, Florida 32789, serves as investment sub-adviser to a portion of the assets of the KP Small Cap Equity Fund. As of [____], 2013, DRZ had approximately $[____] in assets under management.

PORTFOLIO MANAGERS:

     Gregory T. Ramsby, Managing Partner and Co-Portfolio Manager, has managed the portion of the Fund's assets allocated to DRZ since the Fund's inception. Mr. Ramsby has been with DRZ for 17 years.

     Randy A. Renfrow, CFA, Partner and Co-Portfolio Manager, has managed the portion of the Fund's assets allocated to DRZ since the Fund's inception. Mr. Renfrow has been with DRZ for 5 years.

SSGA FUNDS MANAGEMENT, INC. ("SSgA FM"), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as investment sub-adviser to a portion of the assets of the KP Small Cap Equity Fund. As of [____], 2013, SSgA FM had approximately $[____] in assets under management.

PORTFOLIO MANAGERS:

     Karl Schneider, CAIA, Vice President, Senior Portfolio Manager and Head of U.S. Equity Strategies, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Mr. Schneider has been with SSgA FM for 16 years and has 17 years of investment industry experience.

     David Chin, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Mr. Chin has been with SSgA FM for 14 years and has 21 years of investment industry experience.

     Melissa Kapitulik, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Ms. Kapitulik has been with SSgA FM for 7 years and has 17 years of investment industry experience.

     Kristin Cacio, Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Ms. Cacio has been with SSgA FM for 6 years and has 13 years of investment industry experience.

     Amy Scofield, Principal and Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Ms. Scofield has been with SSgA FM for 8 years and has 14 years of investment industry experience.

WALTHAUSEN & CO., LLC ("Walthausen & Co."), 9 Executive Park Drive, Suite B, Clifton Park, New York 12065, serves as investment sub-adviser to a portion of the assets of the KP Small Cap Equity Fund. As of [____], 2013, Walthausen & Co. had approximately $[____] in assets under management.

PORTFOLIO MANAGER:

     John Walthausen, Managing Director and Chief Investment Officer, has managed the portion of the Fund's assets allocated to Walthausen & Co. since the Fund's inception. Mr. Walthausen has been with Walthasen & Co. for 5 years.

KP INTERNATIONAL EQUITY FUND

ACADIAN ASSET MANAGEMENT LLC ("Acadian"), 260 Franklin Street, Boston, Massachusetts 02110, serves as investment sub-adviser to a portion of the assets of the KP International Equity Fund. As of [____], 2013, Acadian had approximately $[____] in assets under management.

PORTFOLIO MANAGERS:

     John R. Chisholm, CFA, Executive Vice President and Chief Investment Officer, has managed the portion of the Fund's assets allocated to Acadian since the Fund's inception. Mr. Chisholm has been with Acadian for 26 years and has 28 years of investment industry experience.

     Patrick McCafferty, CFA, Senior Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to Acadian since the Fund's inception. Mr. McCafferty has been with Acadian for 9 years and has 12 years of investment industry experience.

     Matthew Rothman, Ph.D., Senior Vice President, Director, Quantitative Global Macro Research and Portfolio Manager, has managed the portion of the Fund's assets allocated to Acadian since the Fund's inception. Dr. Rothman has been with Acadian for 2 years and has 13 years of investment industry experience. Prior to joining Acadian, he was a Managing Director and the Chief Global Quantitative Equity Strategist at Barclays Capital and held the same position at Lehman Brothers prior to its purchase by Barclays Capital in September 2008.

     Joshua White, Ph.D., CFA, Senior Vice President, Portfolio Manager and Researcher, has managed the portion of the Fund's assets allocated to Acadian since the Fund's inception. Dr. White has been with Acadian for 3 years and has 11 years of investment industry experience. Prior to Acadian, he was an Assistant Director at the U.S. Securities and Exchange Commission, where he advised the Commission on disclosure and governance issues. Earlier, he was an assistant professor at the University of Illinois, where he developed and taught classes on asset management and fixed income.

     Asha Mehta, CFA, Portfolio Manager, has managed the portion of the Fund's assets allocated to Acadian since the Fund's inception. Ms. Mehta has been with Acadian for 5 years and has 12 years of investment industry experience.

MARATHON ASSET MANAGEMENT LLP ("Marathon"), Orion House, 5 Upper Street Martin's Lane, London, United Kingdom, serves as investment sub-adviser to a portion of the assets of the KP International Equity Fund. As of [____], 2013, Marathon had approximately $[____] in assets under management.

PORTFOLIO MANAGERS:

     Neil Ostrer, Co-Founder and Portfolio Manager, has managed the portion of the Fund's assets allocated to Marathon since the Fund's inception. Mr. Ostrer has been with Marathon for 27 years and has 32 years of investment industry experience.

     William Arah, Co-Founder and Portfolio Manager, has managed the portion of the Fund's assets allocated to Marathon since the Fund's inception. Mr. Arah has been with Marathon for 26 years and has 31 years of investment industry experience.

     Nick Longhurst, Portfolio Manager, has managed the portion of the Fund's assets allocated to Marathon since the Fund's inception. Mr. Longhurst has been with Marathon for 10 years and has 19 years of investment industry experience.

     Michael Godfrey, CFA, Portfolio Manager, has managed the portion of the Fund's assets allocated to Marathon since the Fund's inception. Mr. Godfrey joined Marathon in 2012. Prior to joining Marathon, Mr. Godfrey worked at M&G Investments, where he was responsible for co-managing the Asian and Emerging Market Funds. Mr. Godfrey has also worked at Shell Pensions Management Services and Westpac Investment Management.

     Charles Carter, Portfolio Manager, has managed the portion of the Fund's assets allocated to Marathon since the Fund's inception. Mr. Carter has been with Marathon for 15 years and has 24 years of investment industry experience.

MFS INVESTMENT MANAGEMENT ("MFS"), 111 Huntington Avenue, Boston, Massachusetts 02199, serves as investment sub-adviser to a portion of the assets of the KP International Equity Fund. As of [____], 2013, MFS had approximately $[____] in assets under management.

PORTFOLIO MANAGERS:

     Marcus Smith, Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS since the Fund's inception. Mr. Smith has been with MFS for 18 years and has 22 years of investment industry experience.

     Daniel Ling, Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS since the Fund's inception. Mr. Ling has been with MFS for 7 years and has 14 years of investment industry experience.

     Michael Cantara, CFA, Institutional Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS since the Fund's inception. Mr. Cantara has been with MFS for 13 years and has 24 years of investment industry experience.

     Brett Fleishman, Institutional Portfolio Manager, has managed the portion of the Fund's assets allocated to MFS since the Fund's inception. Mr. Fleishman has been with MFS for 11 years and has 16 years of investment industry experience.

SSGA FUNDS MANAGEMENT, INC. ("SSgA FM"), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as investment sub-adviser to a portion of the assets of the KP International Equity Fund. As of [____], 2013, SSgA FM had approximately $[____] in assets under management.

PORTFOLIO MANAGERS:

     Dwayne Hancock, CFA, Vice President, Senior Portfolio Manager and Head of International Equity Strategies, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Mr. Hancock has been with SSgA FM for 17 years and has 19 years of investment industry experience.

     Tom Coleman, CFA, Vice President, Senior Portfolio Manager and Head of Emerging Markets Equity Strategies, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Mr. Coleman has been with SSgA FM for 15 years and has 15 years of investment industry experience.

     Teddy Wong, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Mr. Wong has been with SSgA FM for 13 years and has 15 years of investment industry experience.

     Olga Winner, CFA, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Ms. Winner has been with SSgA FM for 6 years and has 11 years of investment industry experience.

     Amy Cheng, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Ms. Cheng has been with SSgA FM for 13 years and has 15 years of investment industry experience.

KP FIXED INCOME FUND

EATON VANCE MANAGEMENT ("Eaton Vance"), Two International Place, Boston, Massachusetts 02110, serves as investment sub-adviser to a portion of the assets of the KP Fixed Income Fund. As of [____], 2013, Eaton Vance had approximately $[____] in assets under management.

PORTFOLIO MANAGERS:

     Scott Page, CFA, Vice President and Director, has managed the portion of the Fund's assets allocated to Eaton Vance since the Fund's inception. Mr. Page has been with Eaton Vance for 22 years and has 31 years of investment industry experience.

     Craig Russ, Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to Eaton Vance since the Fund's inception. Mr. Russ has been with Eaton Vance for 15 years and has 26 years of investment industry experience.

     John Redding, Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to Eaton Vance since the Fund's inception. Mr. Redding has been with Eaton Vance for 14 years and has 27 years of investment industry experience.

     Andrew Sveen, CFA, Vice President, Head Trader and Portfolio Manager, has managed the portion of the Fund's assets allocated to Eaton Vance since the Fund's inception. Mr. Sveen has been with Eaton Vance for 13 years and has 18 years of investment industry experience.

LOOMIS, SAYLES & COMPANY, L.P. ("Loomis Sayles"), One Financial Center, Boston, Massachusetts 02111-2621, serves as investment sub-adviser to a portion of the assets of the KP Fixed Income Fund. As of [____], 2013, Loomis Sayles had approximately $[____] in assets under management.

PORTFOLIO MANAGERS:

     William C. Stevens, Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to Loomis Sayles since the Fund's inception. Mr. Stevens has been with Loomis Sayles for 2 years and has 28 years of investment industry experience. Prior to joining Loomis Sayles, he served as Senior Portfolio Manager, Co-Head of the Montgomery Fixed Income Team and Chief Fixed Income Officer at Wells Capital Management. Previously, Mr. Stevens served as President and Chief Investment Officer at Montgomery Asset Management. Mr. Stevens also launched the collateralized mortgage obligation and asset-backed securities trading department at Barclays de Zoete Wedd Securities, and headed the structured product department at Drexel Burnham Lambert, where he oversaw trading, structuring and research.

     Lynne A. Royer, Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to Loomis Sayles since the Fund's inception. Ms. Royer has been with Loomis Sayles for 2 years and has 27 years of investment industry experience. Prior to joining Loomis Sayles, she served as Senior Portfolio Manager and Co-Head of the Montgomery Fixed Income Team at Wells Capital Management. Previously, Ms. Royer was a lending officer with Morgan Guaranty Trust Company (J.P. Morgan). Ms. Royer was also a financial analyst in the equity research department at Barclays de Zoete Wedd, and an analyst in the corporate finance department at Drexel Burnham Lambert.

PAYDEN & RYGEL, 333 S. Grand Avenue, 32nd Floor, Los Angeles, California 90071, serves as investment sub-adviser to a portion of the assets of the KP Fixed Income Fund. As of [____], 2013, Payden & Rygel had approximately $[____] in assets under management.

     Kristin Ceva, Ph.D., CFA, Managing Principal, has managed the portion of the Fund's assets allocated to Payden & Rygel since the Fund's inception. Dr. Ceva has been with Payden & Rygel for 15 years.

     Arthur Hovsepian, CFA, Senior Vice President and Portfolio Manager, has managed the portion of the Fund's assets allocated to Payden & Rygel since the Fund's inception. Mr. Hovsepian has been with Payden & Rygel for 8 years.

     Vladimir Milev, CFA, Senior Vice President and Strategist, has managed the portion of the Fund's assets allocated to Payden & Rygel since the Fund's inception. Mr. Milev has been with Payden & Rygel for 10 years.

     Darren Capeloto, Vice President and Strategist, has managed the portion of the Fund's assets allocated to Payden & Rygel since the Fund's inception. Mr. Capeloto has been with Payden & Rygel for 12 years.

     Asha B. Joshi, CFA, Managing Principal and Senior Client Portfolio Manager, has managed the portion of the Fund's assets allocated to Payden & Rygel since the Fund's inception. Ms. Joshi has been with Payden & Rygel for 19 years.

SSGA FUNDS MANAGEMENT, INC. ("SSgA FM"), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as investment sub-adviser to a portion of the assets of the KP Fixed Income Fund. As of [____], 2013, SSgA FM had approximately $[____] in assets under management.

     Max DeSantis, CFA, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Mr. DeSantis has been with SSgA FM for 4 years and has 11 years of investment industry experience. He previously worked in the Investment Risk Management team focusing on Fixed Income risk, and in Corporate Finance at SSgA FM. Prior to joining SSgA FM, he worked in manufacturing as a process engineer and as a research assistant through Harvard Medical School doing psychiatric research.

     Patrick Bresnehan, CFA, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Mr. Bresnehan has been with SSgA FM for 3 years and has 23 years of investment industry experience. Prior to joining SSgA FM, he served as a Director and Senior Portfolio Manager at PanAgora Asset Management and managed portfolios across the risk spectrum within the firm's Macro-Strategies Group. Previously, he was a Senior Vice President at Fleet Investment Advisors, where he was responsible for a team managing investment-grade strategies for institutional clients. Mr. Bresnehan began his investment management career as a Fixed Income Portfolio Manager at Scudder, Stevens and Clark, Inc.

     Mike Brunell, CFA, Vice President and Senior Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Mr. Brunell has been with SSgA FM for 16 years and has 20 years of investment industry experience.

     Karen Tsang, Principal and Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Ms. Tsang has been with SSgA FM for 15 years and has 18 years of investment industry experience.

     Cynthia Moy, Principal and Portfolio Manager, has managed the portion of the Fund's assets allocated to SSgA FM since the Fund's inception. Ms. Moy has been with SSgA FM for 7 years and has 7 years of investment industry experience.

PRICING OF FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value ("NAV") next determined after a Fund or authorized institution receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, a Fund (or an authorized institution) must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- each Fund reserves the right to calculate NAV as of the earlier closing time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

In calculating NAV, each Fund generally uses market quotations and valuations provided by independent pricing services. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, a Fund will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

There may be limited circumstances in which the Funds would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Funds calculated their NAV.

With respect to any non-U.S. securities held by the Funds, the Funds may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Funds may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Funds may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, or securities market movements in the United States, or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security if a quotation is readily available, or may be based upon the values of securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value.

Securities, futures contracts and other assets (including swap agreements) for which market quotations are not readily available or reasonably believed to be unreliable will be valued at their fair value as determined in good faith by or under the direction of the Board.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Class shares of the Funds.

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see "Taxes."

HOW TO PURCHASE AND REDEEM FUND SHARES

Shares of each Fund are offered exclusively to members of tax qualified plans specified by Kaiser Foundation Health Plan, Inc. ("Eligible Plans").

Purchases and redemptions of the shares are made through the recordkeeper of an Eligible Plan. All purchase and redemption of Fund shares shall be facilitated through a clearing corporation process unless otherwise specified in this document. Please contact your Eligible Plan's recordkeeper for instructions.

Purchases and redemptions of the shares are made through the Eligible Plans recordkeeper(s). All purchase and redemption of Fund Shares shall be facilitated through a clearing corporation process unless otherwise specified in this document.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

REDEMPTIONS IN-KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). The Funds may also redeem in-kind to discourage short-term trading of shares. It is highly unlikely that your shares would ever be redeemed in-kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

[PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any shareholder servicing payments that are reflected in the fees and expenses listed in the fee table sections of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" and "Shareholder Services" in the Funds' SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Funds' shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.]

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board. For purposes of applying these policies, the

Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

     o Shareholders are restricted from making more than one [____] "round trips," including an exchange, into or out of a Fund within any [____]-day period. If a shareholder exceeds this amount, a Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. Each Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o Each Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Each Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Each Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into "information sharing agreements" with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

A Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable a Fund to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Funds distributes their net investment income and makes distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid in cash.

To elect to receive your distribution in cash, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions made available by the Funds in cash after the Funds receive your notice. To cancel your election, simply send written notice to the Funds. Distributions from the Funds will be taxable to shareholders whether received in cash or reinvested in additional shares. Shareholders who reinvest distributions in the Funds will be required to pay taxes on such distributions from other resources.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) Plan, 403(b) Plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. If you have questions about the tax consequences of 401(k) Plan or 403(b) Plan withdrawals, you should consult your tax advisor.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

Because the Funds have not commenced operations as of the date of this prospectus, financial highlights are not available.

                                  THE KP FUNDS

INVESTMENT ADVISER

Callan Associates Inc.
101 California Street, Suite 3500
San Francisco, California 94111

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103-2921

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated [Insert Date], includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Funds' holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: [INSERT NUMBER]

BY MAIL:      [INSERT ADDRESS]

BY INTERNET:  [INSERT WEB ADDRESS]


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

THE TRUST'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-22838



                                                                [INVENTORY CODE]

                             SUBJECT TO COMPLETION

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S.
SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES
         IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.


                     PRELIMINARY PROSPECTUS DATED [ ], 2013

                                  THE KP FUNDS

                                   PROSPECTUS

                                  [DATE], 2013

KP RETIREMENT PATH 2015 FUND                     KP RETIREMENT PATH 2040 FUND
     TICKER SYMBOL: [ ]                               TICKER SYMBOL: [ ]

KP RETIREMENT PATH 2020 FUND                     KP RETIREMENT PATH 2045 FUND
     TICKER SYMBOL: [ ]                               TICKER SYMBOL: [ ]

KP RETIREMENT PATH 2025 FUND                     KP RETIREMENT PATH 2050 FUND
     TICKER SYMBOL: [ ]                               TICKER SYMBOL: [ ]

KP RETIREMENT PATH 2030 FUND                     KP RETIREMENT PATH 2055 FUND
     TICKER SYMBOL: [ ]                               TICKER SYMBOL: [ ]

KP RETIREMENT PATH 2035 FUND                     KP RETIREMENT PATH 2060 FUND
     TICKER SYMBOL: [ ]                               TICKER SYMBOL: [ ]

                              INSTITUTIONAL SHARES

                              INVESTMENT ADVISER:
                             CALLAN ASSOCIATES INC.

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                        PAGE

KP RETIREMENT PATH 2015 FUND .........................................   1
     INVESTMENT OBJECTIVE ............................................   1
     FUND FEES AND EXPENSES ..........................................   1
     PRINCIPAL INVESTMENT STRATEGIES .................................   2
     PRINCIPAL RISKS .................................................   3
     PERFORMANCE INFORMATION .........................................   7
     INVESTMENT ADVISER ..............................................   7
     PORTFOLIO MANAGERS ..............................................   7
KP RETIREMENT PATH 2020 FUND .........................................   9
     INVESTMENT OBJECTIVE ............................................   9
     FUND FEES AND EXPENSES ..........................................   9
     PRINCIPAL INVESTMENT STRATEGIES .................................  10
     PRINCIPAL RISKS .................................................  11
     PERFORMANCE INFORMATION .........................................  15
     INVESTMENT ADVISER ..............................................  16
     PORTFOLIO MANAGERS ..............................................  16
KP RETIREMENT PATH 2025 FUND .........................................  17
     INVESTMENT OBJECTIVE ............................................  17
     FUND FEES AND EXPENSES ..........................................  17
     PRINCIPAL INVESTMENT STRATEGIES .................................  18
     PRINCIPAL RISKS .................................................  19
     PERFORMANCE INFORMATION .........................................  23
     INVESTMENT ADVISER ..............................................  24
     PORTFOLIO MANAGERS ..............................................  24
KP RETIREMENT PATH 2030 FUND .........................................  25
     INVESTMENT OBJECTIVE ............................................  25
     FUND FEES AND EXPENSES ..........................................  25
     PRINCIPAL INVESTMENT STRATEGIES .................................  26
     PRINCIPAL RISKS .................................................  27
     PERFORMANCE INFORMATION .........................................  31
     INVESTMENT ADVISER ..............................................  32
     PORTFOLIO MANAGERS ..............................................  32
KP RETIREMENT PATH 2035 FUND .........................................  33
     INVESTMENT OBJECTIVE ............................................  33
     FUND FEES AND EXPENSES ..........................................  33
     PRINCIPAL INVESTMENT STRATEGIES .................................  34
     PRINCIPAL RISKS .................................................  35
     PERFORMANCE INFORMATION .........................................  39
     INVESTMENT ADVISER ..............................................  39
     PORTFOLIO MANAGERS ..............................................  39

KP RETIREMENT PATH 2040 FUND .........................................  41
     INVESTMENT OBJECTIVE ............................................  41
     FUND FEES AND EXPENSES ..........................................  41
     PRINCIPAL INVESTMENT STRATEGIES .................................  42
     PRINCIPAL RISKS .................................................  43
     PERFORMANCE INFORMATION .........................................  47
     INVESTMENT ADVISER ..............................................  47
     PORTFOLIO MANAGERS ..............................................  47
KP RETIREMENT PATH 2045 FUND .........................................  49
     INVESTMENT OBJECTIVE ............................................  49
     FUND FEES AND EXPENSES ..........................................  49
     PRINCIPAL INVESTMENT STRATEGIES .................................  50
     PRINCIPAL RISKS .................................................  51
     PERFORMANCE INFORMATION .........................................  55
     INVESTMENT ADVISER ..............................................  55
     PORTFOLIO MANAGERS ..............................................  55
KP RETIREMENT PATH 2050 FUND .........................................  57
     INVESTMENT OBJECTIVE ............................................  57
     FUND FEES AND EXPENSES ..........................................  57
     PRINCIPAL INVESTMENT STRATEGIES .................................  58
     PRINCIPAL RISKS .................................................  59
     PERFORMANCE INFORMATION .........................................  63
     INVESTMENT ADVISER ..............................................  63
     PORTFOLIO MANAGERS ..............................................  63
KP RETIREMENT PATH 2055 FUND .........................................  65
     INVESTMENT OBJECTIVE ............................................  65
     FUND FEES AND EXPENSES ..........................................  65
     PRINCIPAL INVESTMENT STRATEGIES .................................  66
     PRINCIPAL RISKS .................................................  67
     PERFORMANCE INFORMATION .........................................  71
     INVESTMENT ADVISER ..............................................  71
     PORTFOLIO MANAGERS ..............................................  71
KP RETIREMENT PATH 2060 FUND .........................................  73
     INVESTMENT OBJECTIVE ............................................  73
     FUND FEES AND EXPENSES ..........................................  73
     PRINCIPAL INVESTMENT STRATEGIES .................................  74
     PRINCIPAL RISKS .................................................  75
     PERFORMANCE INFORMATION .........................................  79
     INVESTMENT ADVISER ..............................................  79
     PORTFOLIO MANAGERS ..............................................  79
SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF
FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY
COMPENSATION .........................................................  81
MORE INFORMATION ABOUT THE FUNDS .....................................  82
MORE INFORMATION ABOUT THE FUNDS' INVESTMENT
STRATEGIES AND RISKS .................................................  82

INFORMATION ABOUT PORTFOLIO HOLDINGS ................................. 113
PRICING OF FUND SHARES ............................................... 114
PURCHASING AND SELLING FUND SHARES ................................... 114
PAYMENTS TO FINANCIAL INTERMEDIARIES ................................. 115
OTHER POLICIES ....................................................... 116
DIVIDENDS AND DISTRIBUTIONS .......................................... 118
TAXES ................................................................ 118
FINANCIAL HIGHLIGHTS ................................................. 118
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND ................. BACK COVER

KP RETIREMENT PATH 2015 FUND

INVESTMENT OBJECTIVE

The KP Retirement Path 2015 Fund (the "Fund") seeks to achieve a balance of long-term capital growth, inflation protection, and current income by investing in a diversified mix of asset classes and investment strategies that becomes increasingly conservative over the life of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------------------------------
                                                                                          INSTITUTIONAL CLASS
                                                                                               SHARES
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            None
Maximum Deferred Sales Charge (Load)                                                            None
(as a percentage of net asset value)
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
                                                              SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                            X.XX%
Distribution and Service (12b-1) Fees                          None
Other Expenses(2)                                             X.XX%
Acquired Fund Fees and Expenses (AFFE)(2)                     X.XX%
Total Annual Fund Operating Expenses(3)                       X.XX%


(1) Management Fees are charged only on Fund assets allocated to Unaffiliated Underlying Funds (as defined below). The Management Fee shown is based on the initial allocation of Fund assets to Unaffiliated Underlying Funds. Asset allocations to Unaffiliated Underlying Funds may vary and, consequently, the total Management Fees payable will fluctuate and may be higher or lower than that shown.

(2) Other Expenses and Acquired Fund Fees and Expenses (AFFE) are based on estimated amounts for the current fiscal year.

(3) The Total Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund's "Financial Highlights" because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in the Underlying Funds (as defined below).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 YEAR           3 YEARS
                          $ XX             $ XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a combination of KP Asset Class Funds to which Callan Associates Inc., the Fund's investment adviser, also serves as investment adviser ("Affiliated Underlying Funds") and other unaffiliated mutual funds ("Unaffiliated Underlying Funds" and together with Affiliated Underlying Funds, the "Underlying Funds"). The Fund has a target asset allocation based on years to assumed retirement age (age 65) which portfolio management uses as a reference point in setting the Fund's asset allocation. The Fund's target date year (2015) refers to the approximate year an investor in the Fund would plan to retire, would stop making new investments in the Fund, and would plan to begin gradually withdrawing from the Fund. The target asset allocation will change over time to become increasingly conservative through the Fund's target date year (2015), and for five years thereafter. In general this means that the Fund's target allocation to equity securities will decrease and its allocation to fixed income and inflation managed securities will increase over time in accordance with a "glide path." The Fund's allocation to real assets will remain within a relatively narrow range over time. The graph below represents this glide path and illustrates the range of the Fund's exposure to equity, fixed income, inflation managed, and real asset investments over time.

TARGET ASSET ALLOCATION OVER TIME (GLIDEPATH)



                               [GRAPHIC OMITTED]

                            [PLOT POINTS AS FOLLOWS]

COMPONENT                    45      40     35        30        25        20     15     10     5     RETIRE       -5       -10
                                                                                                    (AGE 65)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           36.8%   36.8%   36.8%     36.8%     36.8%    34.2%   31.9%  27.7%  24.9%   21.0%     15.3%     15.3%
Small Cap Equity           15.8%   15.8%   15.8%     15.8%     15.8%    14.7%   13.7%  11.9%   8.3%    5.3%      1.7%      1.7%
International Equity       35.0%   35.0%   35.0%     35.0%     35.0%    32.6%   30.4%  26.4%  17.9%   11.3%      4.3%      4.3%
Real Assets                 5.0%    5.0%    5.0%      5.0%      5.0%     7.0%    8.0%  10.0%  10.0%   10.0%      7.5%      7.5%
Fixed Income                7.5%    7.5%    7.5%      7.5%      7.5%    11.5%   15.0%  19.0%  25.0%   30.5%     36.3%     36.3%
TIPS                        0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    0.0%   2.0%   6.0%   10.0%     15.0%     15.0%
Short Term Fixed Income     0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    1.0%   3.0    8.0%   12.0%     20.0%     20.0%


The Fund's target asset allocation may differ from the Fund's actual asset allocation. Portfolio management regularly reviews the actual asset allocation and may adjust it based on the target investment horizon, on current or expected market conditions or to manage risk. In making its asset allocation decisions, portfolio management uses in addition to the target investment horizon, a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, portfolio management then decides in which Underlying Funds to invest and in which proportions. The Underlying Funds use a broad array of investment styles and may invest in many types of assets in accordance with their own investment objectives, including common stocks of U.S. and foreign companies of any size, corporate bonds of varying credit quality (including bonds that are rated below investment grade, or "junk" bonds), U.S. government and agency bonds, foreign bonds, Treasury Inflation-Protected Securities ("TIPS"), depository receipts, real estate-related securities (including real estate investment trusts ("REITs")), mortgage- and asset-backed securities, bank loans, commodities and money market instruments. Underlying Funds may also invest in various derivatives in accordance with their respective investment strategies, including interest rate swaps, securities index swaps, credit default swaps, currency swaps, and futures and forward contracts.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

INVESTMENT IN UNDERLYING FUNDS RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

     o ALLOCATION RISK -- With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund's investment adviser's judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Fund's performance.

     o ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset- backed securities may not have the benefit of any security interest in the related assets.

     o BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

     o CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

     o CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

     o CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

     o CURRENCY RISK -- As a result of an Underlying Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Underlying Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U. S. dollar or, in the case of hedging positions, that the U. S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

     o DEPOSITARY RECEIPTS RISK -- Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

     o DERIVATIVES RISK -- An Underlying Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk, leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

     o EQUITY MARKET RISK -- The risk that stock prices will fall over short or extended periods of time.

     o EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

     o FIXED INCOME MARKET RISK -- The prices of the Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U. S. dollar.

     o FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U. S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

     o FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
          (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

     o GEOGRAPHIC CONCENTRATION RISK -- An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

     o GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

     o INCOME FLUCTUATIONS RISK -- An Underlying Fund's income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

     o INFLATION PROTECTED SECURITIES RISK -- The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

     o INTEREST RATE RISK -- The risk that the value of fixed income securities, including U. S. Government securities, will fall due to rising interest rates.

     o LEVERAGE RISK -- An Underlying Fund's use of derivatives may result in the Underlying Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Underlying Fund's investment returns depending substantially on the performance of securities that the Underlying Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Underlying Fund's share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An Underlying Fund's use of leverage may result in a heightened risk of investment loss.

     o LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

     o MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

     o MUNICIPAL SECURITIES RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

     o PREPAYMENT RISK -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

     o SENIOR LOANS/BANK LOANS RISK -- With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

     o SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Underlying Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

     o U. S. GOVERNMENT SECURITIES RISK -- Although U. S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U. S. Government agencies are backed by the
          U. S. Treasury, while others are backed solely by the ability of the agency to borrow from the U. S. Treasury or by the agency's own resources.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Underlying Funds may also be subject to portfolio turnover risk.

RETIREMENT INCOME RISK -- The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor's ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor's expected retirement date, the investor's individual retirement needs, the investor's other sources of income and other assets, and inflation. The Fund's glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund. This risk is greater for an investor who begins to withdraw a portion or all of the investor's investment in the Fund before the Fund's target year. Conversely, for an investor who begins to withdraw a portion or all of the investor's investment in the Fund sometime after the Fund's target year, there is a greater risk that the Fund's glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals. There can be no assurance that an investor's investment in the Fund will provide income at, and through the years following, 2015 in amounts adequate to meet the investor's goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Callan Associates Inc.

PORTFOLIO MANAGERS

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, CIO of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

KP RETIREMENT PATH 2020 FUND

INVESTMENT OBJECTIVE

The KP Retirement Path 2020 Fund (the "Fund") seeks to achieve a balance of long-term capital growth, inflation protection, and current income by investing in a diversified mix of asset classes and investment strategies that becomes increasingly conservative over the life of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------------------------------------------
                                                                                          INSTITUTIONAL CLASS
                                                                                               SHARES
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            None
Maximum Deferred Sales Charge (Load)                                                            None
(as a percentage of net asset value)
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
                                                              SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                            X.XX%
Distribution and Service (12b-1) Fees                          None
Other Expenses(2)                                             X.XX%
Acquired Fund Fees and Expenses (AFFE)(2)                     X.XX%
Total Annual Fund Operating Expenses(3)                       X.XX%


(1) Management Fees are charged only on Fund assets allocated to Unaffiliated Underlying Funds (as defined below). The Management Fee shown is based on the initial allocation of Fund assets to Unaffiliated Underlying Funds. Asset allocations to Unaffiliated Underlying Funds may vary and, consequently, the total Management Fees payable will fluctuate and may be higher or lower than that shown.

(2) Other Expenses and Acquired Fund Fees and Expenses (AFFE) are based on estimated amounts for the current fiscal year.

(3) The Total Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund's "Financial Highlights" because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in the Underlying Funds (as defined below).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              1 YEAR           3 YEARS
                               $ XX             $ XX


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a combination of KP Asset Class Funds to which Callan Associates Inc., the Fund's investment adviser, also serves as investment adviser ("Affiliated Underlying Funds") and other unaffiliated mutual funds ("Unaffiliated Underlying Funds" and together with Affiliated Underlying Funds, the "Underlying Funds"). The Fund has a target asset allocation based on years to assumed retirement age (age 65) which portfolio management uses as a reference point in setting the Fund's asset allocation. The Fund's target date year (2020) refers to the approximate year an investor in the Fund would plan to retire, would stop making new investments in the Fund, and would plan to begin gradually withdrawing from the Fund. The target asset allocation will change over time to become increasingly conservative through the Fund's target date year (2020), and for five years thereafter. In general this means that the Fund's target allocation to equity securities will decrease and its allocation to fixed income and inflation managed securities will increase over time in accordance with a "glide path." The Fund's allocation to real assets will remain within a relatively narrow range over time. The graph below represents this glide path and illustrates the range of the Fund's exposure to equity, fixed income, inflation managed, and real asset investments over time.

TARGET ASSET ALLOCATION OVER TIME (GLIDEPATH)


                               [GRAPHIC OMITTED]

                            [PLOT POINTS AS FOLLOWS]

COMPONENT                    45      40     35        30        25        20     15     10     5     RETIRE       -5       -10
                                                                                                    (AGE 65)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           36.8%   36.8%   36.8%     36.8%     36.8%    34.2%   31.9%  27.7%  24.9%   21.0%     15.3%     15.3%
Small Cap Equity           15.8%   15.8%   15.8%     15.8%     15.8%    14.7%   13.7%  11.9%   8.3%    5.3%      1.7%      1.7%
International Equity       35.0%   35.0%   35.0%     35.0%     35.0%    32.6%   30.4%  26.4%  17.9%   11.3%      4.3%      4.3%
Real Assets                 5.0%    5.0%    5.0%      5.0%      5.0%     7.0%    8.0%  10.0%  10.0%   10.0%      7.5%      7.5%
Fixed Income                7.5%    7.5%    7.5%      7.5%      7.5%    11.5%   15.0%  19.0%  25.0%   30.5%     36.3%     36.3%
TIPS                        0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    0.0%   2.0%   6.0%   10.0%     15.0%     15.0%
Short Term Fixed Income     0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    1.0%   3.0    8.0%   12.0%     20.0%     20.0%



The Fund's target asset allocation may differ from the Fund's actual asset allocation. Portfolio management regularly reviews the actual asset allocation and may adjust it based on the target investment horizon, on current or expected market conditions or to manage risk. In making its asset allocation decisions, portfolio management uses in addition to the target investment horizon, a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, portfolio management then decides in which Underlying Funds to invest and in which proportions. The Underlying Funds use a broad array of investment styles and may invest in many types of assets in accordance with their own investment objectives, including common stocks of U.S. and foreign companies of any size, corporate bonds of varying credit quality (including bonds that are rated below investment grade, or "junk" bonds), U.S. government and agency bonds, foreign bonds, Treasury Inflation-Protected Securities ("TIPS"), depository receipts, real estate-related securities (including real estate investment trusts ("REITs")), mortgage- and asset-backed securities, bank loans, commodities and money market instruments. Underlying Funds may also invest in various derivatives in accordance with their respective investment strategies, including interest rate swaps, securities index swaps, credit default swaps, currency swaps, and futures and forward contracts.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments, will cause the Fund to underperform other funds with a similar investment objective.

INVESTMENT IN UNDERLYING FUNDS RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

     o ALLOCATION RISK -- With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund's investment adviser's judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Fund's performance.

     o ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset- backed securities may not have the benefit of any security interest in the related assets.

     o BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

     o CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

     o CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

     o CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

     o CURRENCY RISK -- As a result of an Underlying Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U. S. dollar or, in the case of hedging positions, that the U. S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

     o DEPOSITARY RECEIPTS RISK -- Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

     o DERIVATIVES RISK -- An Underlying Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk, leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

     o EQUITY MARKET RISK -- The risk that stock prices will fall over short or extended periods of time.

     o EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

     o FIXED INCOME MARKET RISK -- The prices of the Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U. S. dollar.

     o FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U. S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

     o FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
          (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

     o GEOGRAPHIC CONCENTRATION RISK -- An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

     o GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

     o INCOME FLUCTUATIONS RISK -- An Underlying Fund's income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

     o INFLATION PROTECTED SECURITIES RISK -- The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

     o INTEREST RATE RISK -- The risk that the value of fixed income securities, including U. S. Government securities, will fall due to rising interest rates.


     o LEVERAGE RISK -- An Underlying Fund's use of derivatives may result in the Underlying Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Underlying Fund's investment returns depending substantially on the performance of securities that the Underlying Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Underlying Fund's share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An Underlying Fund's use of leverage may result in a heightened risk of investment loss.

     o LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

     o MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

     o MUNICIPAL SECURITIES RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

     o PREPAYMENT RISK -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

     o REAL ESTATE INDUSTRY RISK -- Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. An Underlying Fund's investments that are concentrated in issuers conducting business in the real estate industry will be subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.


     o REITS RISK -- REITs are trusts that invest primarily in commercial real estate or real estate- related loans. An Underlying Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

     o SENIOR LOANS/BANK LOANS RISK -- With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

     o SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Underlying Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

     o U. S. GOVERNMENT SECURITIES RISK -- Although U. S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U. S. Government agencies are backed by the
          U. S. Treasury, while others are backed solely by the ability of the agency to borrow from the U. S. Treasury or by the agency's own resources.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Underlying Funds may also be subject to portfolio turnover risk.

RETIREMENT INCOME RISK -- The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor's ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor's expected retirement date, the investor's individual retirement needs, the investor's other sources of income and other assets, and inflation. The Fund's glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund. This risk is greater for an investor who begins to withdraw a portion or all of the investor's investment in the Fund before the Fund's target year. Conversely, for an investor who begins to withdraw a portion or all of the investor's investment in the Fund sometime after the Fund's target year, there is a greater risk that the Fund's glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals. There can be no assurance that an investor's investment in the Fund will provide income at, and through the years following, 2020 in amounts adequate to meet the investor's goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Callan Associates Inc.

PORTFOLIO MANAGERS

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, CIO of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

KP RETIREMENT PATH 2025 FUND

INVESTMENT OBJECTIVE

The KP Retirement Path 2025 Fund (the "Fund") seeks to achieve a balance of long-term capital growth, inflation protection, and current income by investing in a diversified mix of asset classes and investment strategies that become increasingly conservative over the life of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------------------------------------------------
                                                                                          INSTITUTIONAL CLASS
                                                                                               SHARES
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            None
Maximum Deferred Sales Charge (Load)                                                            None
(as a percentage of net asset value)
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
                                                              SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                            X.XX%
Distribution and Service (12b-1) Fees                         None
Other Expenses(2)                                             X.XX%
Acquired Fund Fees and Expenses (AFFE)(2)                     X.XX%
Total Annual Fund Operating Expenses(3)                       X.XX%


(1) Management Fees are charged only on Fund assets allocated to Unaffiliated Underlying Funds (as defined below). The Management Fee shown is based on the initial allocation of Fund assets to Unaffiliated Underlying Funds. Asset allocations to Unaffiliated Underlying Funds may vary and, consequently, the total Management Fees payable will fluctuate and may be higher or lower than that shown.

(2) Other Expenses and Acquired Fund Fees and Expenses (AFFE) are based on estimated amounts for the current fiscal year.

(3) The Total Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund's "Financial Highlights" because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in the Underlying Funds (as defined below).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 YEAR           3 YEARS
                          $ XX             $ XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a combination of KP Asset Class Funds to which Callan Associates Inc., the Fund's investment adviser, also serves as investment adviser ("Affiliated Underlying Funds") and other unaffiliated mutual funds ("Unaffiliated Underlying Funds" and together with Affiliated Underlying Funds, the "Underlying Funds"). The Fund has a target asset allocation based on years to assumed retirement age (age 65) which portfolio management uses as a reference point in setting the Fund's asset allocation. The Fund's target date year (2025) refers to the approximate year an investor in the Fund would plan to retire, would stop making new investments in the Fund, and would plan to begin gradually withdrawing from the Fund. The target asset allocation will change over time to become increasingly conservative through the Fund's target date year (2025), and for five years thereafter. In general this means that the Fund's target allocation to equity securities will decrease and its allocation to fixed income and inflation managed securities will increase over time in accordance with a "glide path." The Fund's allocation to real assets will remain within a relatively narrow range over time. The graph below represents this glide path and illustrates the range of the Fund's exposure to equity, fixed income, inflation managed, and real asset investments over time.

TARGET ASSET ALLOCATION OVER TIME (GLIDEPATH)


                               [GRAPHIC OMITTED]

                            [PLOT POINTS AS FOLLOWS]

COMPONENT                    45      40     35        30        25        20     15     10     5     RETIRE       -5       -10
                                                                                                    (AGE 65)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           36.8%   36.8%   36.8%     36.8%     36.8%    34.2%   31.9%  27.7%  24.9%   21.0%     15.3%     15.3%
Small Cap Equity           15.8%   15.8%   15.8%     15.8%     15.8%    14.7%   13.7%  11.9%   8.3%    5.3%      1.7%      1.7%
International Equity       35.0%   35.0%   35.0%     35.0%     35.0%    32.6%   30.4%  26.4%  17.9%   11.3%      4.3%      4.3%
Real Assets                 5.0%    5.0%    5.0%      5.0%      5.0%     7.0%    8.0%  10.0%  10.0%   10.0%      7.5%      7.5%
Fixed Income                7.5%    7.5%    7.5%      7.5%      7.5%    11.5%   15.0%  19.0%  25.0%   30.5%     36.3%     36.3%
TIPS                        0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    0.0%   2.0%   6.0%   10.0%     15.0%     15.0%
Short Term Fixed Income     0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    1.0%   3.0    8.0%   12.0%     20.0%     20.0%


The Fund's target asset allocation may differ from the Fund's actual asset allocation. Portfolio management regularly reviews the actual asset allocation and may adjust it based on the target investment horizon, on current or expected market conditions or to manage risk. In making its asset allocation decisions, portfolio management uses in addition to the target investment horizon, a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, portfolio management then decides in which Underlying Funds to invest and in which proportions. The Underlying Funds use a broad array of investment styles and may invest in many types of assets in accordance with their own investment objectives, including common stocks of U.S. and foreign companies of any size, corporate bonds of varying credit quality (including bonds that are rated below investment grade, or "junk" bonds), U.S. government and agency bonds, foreign bonds, Treasury Inflation-Protected Securities ("TIPS"), depository receipts, real estate-related securities (including real estate investment trusts ("REITs")), mortgage- and asset-backed securities, bank loans, commodities and money market instruments. Underlying Funds may also invest in various derivatives in accordance with their respective investment strategies, including interest rate swaps, securities index swaps, credit default swaps, currency swaps, and futures and forward contracts.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

INVESTMENT IN UNDERLYING FUNDS RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

     o ALLOCATION RISK -- With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund's investment adviser's judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Fund's performance.

     o ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset- backed securities may not have the benefit of any security interest in the related assets.

     o BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

     o CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

     o CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

     o CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

     o CURRENCY RISK -- As a result of an Underlying Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Underlying Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U. S. dollar or, in the case of hedging positions, that the U. S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

     o DEPOSITARY RECEIPTS RISK -- Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

     o DERIVATIVES RISK -- An Underlying Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk, leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

     o EQUITY MARKET RISK -- The risk that stock prices will fall over short or extended periods of time.

     o EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

     o FIXED INCOME MARKET RISK -- The prices of the Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U. S. dollar.

     o FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U. S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

     o FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
          (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

     o GEOGRAPHIC CONCENTRATION RISK -- An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

     o GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

     o INCOME FLUCTUATIONS RISK -- An Underlying Fund's income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

     o INFLATION PROTECTED SECURITIES RISK -- The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

     o INTEREST RATE RISK -- The risk that the value of fixed income securities, including U. S. Government securities, will fall due to rising interest rates.


     o LEVERAGE RISK -- An Underlying Fund's use of derivatives may result in the Underlying Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Underlying Fund's investment returns depending substantially on the performance of securities that the Underlying Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Underlying Fund's share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An Underlying Fund's use of leverage may result in a heightened risk of investment loss.

     o LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

     o MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

     o MUNICIPAL SECURITIES RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

     o PREPAYMENT RISK -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

     o REAL ESTATE INDUSTRY RISK -- Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. An Underlying Fund's investments that are concentrated in issuers conducting business in the real estate industry will be subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.


     o REITS RISK -- REITs are trusts that invest primarily in commercial real estate or real estate- related loans. An Underlying Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

     o SENIOR LOANS/BANK LOANS RISK -- With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

     o SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Underlying Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

     o U. S. GOVERNMENT SECURITIES RISK -- Although U. S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U. S. Government agencies are backed by the
          U. S. Treasury, while others are backed solely by the ability of the agency to borrow from the U. S. Treasury or by the agency's own resources.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Underlying Funds may also be subject to portfolio turnover risk.

RETIREMENT INCOME RISK -- The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor's ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor's expected retirement date, the investor's individual retirement needs, the investor's other sources of income and other assets, and inflation. The Fund's glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund. This risk is greater for an investor who begins to withdraw a portion or all of the investor's investment in the Fund before the Fund's target year. Conversely, for an investor who begins to withdraw a portion or all of the investor's investment in the Fund sometime after the Fund's target year, there is a greater risk that the Fund's glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals. There can be no assurance that an investor's investment in the Fund will provide income at, and through the years following, 2025 in amounts adequate to meet the investor's goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Callan Associates Inc.

PORTFOLIO MANAGERS

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, CIO of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

KP RETIREMENT PATH 2030 FUND

INVESTMENT OBJECTIVE

The KP Retirement Path 2030 Fund (the "Fund") seeks to achieve a balance of long-term capital growth, inflation protection, and current income by investing in a diversified mix of asset classes and investment strategies that becomes increasingly conservative over the life of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-----------------------------------------------------------------------------------------------------------------
                                                                                          INSTITUTIONAL CLASS
                                                                                               SHARES
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            None
Maximum Deferred Sales Charge (Load)                                                            None
(as a percentage of net asset value)
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
                                                              SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                            X.XX%
Distribution and Service (12b-1) Fees                          None
Other Expenses(2)                                             X.XX%
Acquired Fund Fees and Expenses (AFFE)(2)                     X.XX%
Total Annual Fund Operating Expenses(3)                       X.XX%


(1) Management Fees are charged only on Fund assets allocated to Unaffiliated Underlying Funds (as defined below). The Management Fee shown is based on the initial allocation of Fund assets to Unaffiliated Underlying Funds. Asset allocations to Unaffiliated Underlying Funds may vary and, consequently, the total Management Fees payable will fluctuate and may be higher or lower than that shown.

(2) Other Expenses and Acquired Fund Fees and Expenses (AFFE) are based on estimated amounts for the current fiscal year.

(3) The Total Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund's "Financial Highlights" because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in the Underlying Funds (as defined below).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 YEAR           3 YEARS
                          $ XX             $ XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a combination of KP Asset Class Funds to which Callan Associates Inc., the Fund's investment adviser, also serves as investment adviser ("Affiliated Underlying Funds") and other unaffiliated mutual funds ("Unaffiliated Underlying Funds" and together with Affiliated Underlying Funds, the "Underlying Funds"). The Fund has a target asset allocation based on years to assumed retirement age (age 65) which portfolio management uses as a reference point in setting the Fund's asset allocation. The Fund's target date year (2030) refers to the approximate year an investor in the Fund would plan to retire, would stop making new investments in the Fund, and would plan to begin gradually withdrawing from the Fund. The target asset allocation will change over time to become increasingly conservative through the Fund's target date year (2030), and for five years thereafter. In general this means that the Fund's target allocation to equity securities will decrease and its allocation to fixed income and inflation managed securities will increase over time in accordance with a "glide path." The Fund's allocation to real assets will remain within a relatively narrow range over time. The graph below represents this glide path and illustrates the range of the Fund's exposure to equity, fixed income, inflation managed, and real asset investments over time.

TARGET ASSET ALLOCATION OVER TIME (GLIDEPATH)


                               [GRAPHIC OMITTED]

                            [PLOT POINTS AS FOLLOWS]

COMPONENT                    45      40     35        30        25        20     15     10     5     RETIRE       -5       -10
                                                                                                    (AGE 65)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           36.8%   36.8%   36.8%     36.8%     36.8%    34.2%   31.9%  27.7%  24.9%   21.0%     15.3%     15.3%
Small Cap Equity           15.8%   15.8%   15.8%     15.8%     15.8%    14.7%   13.7%  11.9%   8.3%    5.3%      1.7%      1.7%
International Equity       35.0%   35.0%   35.0%     35.0%     35.0%    32.6%   30.4%  26.4%  17.9%   11.3%      4.3%      4.3%
Real Assets                 5.0%    5.0%    5.0%      5.0%      5.0%     7.0%    8.0%  10.0%  10.0%   10.0%      7.5%      7.5%
Fixed Income                7.5%    7.5%    7.5%      7.5%      7.5%    11.5%   15.0%  19.0%  25.0%   30.5%     36.3%     36.3%
TIPS                        0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    0.0%   2.0%   6.0%   10.0%     15.0%     15.0%
Short Term Fixed Income     0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    1.0%   3.0    8.0%   12.0%     20.0%     20.0%


The Fund's target asset allocation may differ from the Fund's actual asset allocation. Portfolio management regularly reviews the actual asset allocation and may adjust it based on the target investment horizon, on current or expected market conditions or to manage risk. In making its asset allocation decisions, portfolio management uses in addition to the target investment horizon, a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, portfolio management then decides in which Underlying Funds to invest and in which proportions. The Underlying Funds use a broad array of investment styles and may invest in many types of assets in accordance with their own investment objectives, including common stocks of U.S. and foreign companies of any size, corporate bonds of varying credit quality (including bonds that are rated below investment grade, or "junk" bonds), U.S. government and agency bonds, foreign bonds, Treasury Inflation-Protected Securities ("TIPS"), depository receipts, real estate-related securities (including real estate investment trusts ("REITs")), mortgage- and asset-backed securities, bank loans, commodities and money market instruments. Underlying Funds may also invest in various derivatives in accordance with their respective investment strategies, including interest rate swaps, securities index swaps, credit default swaps, currency swaps, and futures and forward contracts.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

INVESTMENT IN UNDERLYING FUNDS RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

     o ALLOCATION RISK -- With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund's investment adviser's judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Fund's performance.

     o ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset- backed securities may not have the benefit of any security interest in the related assets.

     o BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

     o CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

     o CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

     o CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

     o CURRENCY RISK -- As a result of an Underlying Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Underlying Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U. S. dollar or, in the case of hedging positions, that the U. S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

     o DEPOSITARY RECEIPTS RISK -- Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

     o DERIVATIVES RISK -- An Underlying Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk, leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

     o EQUITY MARKET RISK -- The risk that stock prices will fall over short or extended periods of time.

     o EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

     o FIXED INCOME MARKET RISK -- The prices of the Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U. S. dollar.

     o FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U. S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

     o FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
          (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

     o GEOGRAPHIC CONCENTRATION RISK -- An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

     o GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

     o INCOME FLUCTUATIONS RISK -- An Underlying Fund's income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

     o INFLATION PROTECTED SECURITIES RISK -- The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

     o INTEREST RATE RISK -- The risk that the value of fixed income securities, including U. S. Government securities, will fall due to rising interest rates.


     o LEVERAGE RISK -- An Underlying Fund's use of derivatives may result in the Underlying Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Underlying Fund's investment returns depending substantially on the performance of securities that the Underlying Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Underlying Fund's share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An Underlying Fund's use of leverage may result in a heightened risk of investment loss.

     o LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

     o MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

     o MUNICIPAL SECURITIES RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

     o PREPAYMENT RISK -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

     o REAL ESTATE INDUSTRY RISK -- Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. An Underlying Fund's investments that are concentrated in issuers conducting business in the real estate industry will be subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.


     o REITS RISK -- REITs are trusts that invest primarily in commercial real estate or real estate- related loans. An Underlying Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

     o SENIOR LOANS/BANK LOANS RISK -- With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

     o SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Underlying Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

     o U. S. GOVERNMENT SECURITIES RISK -- Although U. S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U. S. Government agencies are backed by the
          U. S. Treasury, while others are backed solely by the ability of the agency to borrow from the U. S. Treasury or by the agency's own resources.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Underlying Funds may also be subject to portfolio turnover risk.

RETIREMENT INCOME RISK -- The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor's ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor's expected retirement date, the investor's individual retirement needs, the investor's other sources of income and other assets, and inflation. The Fund's glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund. This risk is greater for an investor who begins to withdraw a portion or all of the investor's investment in the Fund before the Fund's target year. Conversely, for an investor who begins to withdraw a portion or all of the investor's investment in the Fund sometime after the Fund's target year, there is a greater risk that the Fund's glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals. There can be no assurance that an investor's investment in the Fund will provide income at, and through the years following, 2030 in amounts adequate to meet the investor's goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Callan Associates Inc.

PORTFOLIO MANAGERS

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, CIO of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

KP RETIREMENT PATH 2035 FUND

INVESTMENT OBJECTIVE

The KP Retirement Path 2035 Fund (the "Fund") seeks to achieve a balance of long-term capital growth, inflation protection, and current income by investing in a diversified mix of asset classes and investment strategies that becomes increasingly conservative over the life of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-----------------------------------------------------------------------------------------------------------------
                                                                                          INSTITUTIONAL CLASS
                                                                                               SHARES
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            None
Maximum Deferred Sales Charge (Load)                                                            None
(as a percentage of net asset value)
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
                                                              SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                            X.XX%
Distribution and Service (12b-1) Fees                          None
Other Expenses(2)                                             X.XX%
Acquired Fund Fees and Expenses (AFFE)(2)                     X.XX%
Total Annual Fund Operating Expenses(3)                       X.XX%


(1) Management Fees are charged only on Fund assets allocated to Unaffiliated Underlying Funds (as defined below). The Management Fee shown is based on the initial allocation of Fund assets to Unaffiliated Underlying Funds. Asset allocations to Unaffiliated Underlying Funds may vary and, consequently, the total Management Fees payable will fluctuate and may be higher or lower than that shown.

(2) Other Expenses and Acquired Fund Fees and Expenses (AFFE) are based on estimated amounts for the current fiscal year.

(3) The Total Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund's "Financial Highlights" because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in the Underlying Funds (as defined below).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 YEAR           3 YEARS
                          $ XX             $ XX


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a combination of KP Asset Class Funds to which Callan Associates Inc., the Fund's investment adviser, also serves as investment adviser ("Affiliated Underlying Funds") and other unaffiliated mutual funds ("Unaffiliated Underlying Funds" and together with Affiliated Underlying Funds, the "Underlying Funds"). The Fund has a target asset allocation based on years to assumed retirement age (age 65) which portfolio management uses as a reference point in setting the Fund's asset allocation. The Fund's target date year (2035) refers to the approximate year an investor in the Fund would plan to retire, would stop making new investments in the Fund, and would plan to begin gradually withdrawing from the Fund. The target asset allocation will change over time to become increasingly conservative through the Fund's target date year (2035), and for five years thereafter. In general this means that the Fund's target allocation to equity securities will decrease and its allocation to fixed income and inflation managed securities will increase over time in accordance with a "glide path." The Fund's allocation to real assets will remain within a relatively narrow range over time. The graph below represents this glide path and illustrates the range of the Fund's exposure to equity, fixed income, inflation managed, and real asset investments over time.

TARGET ASSET ALLOCATION OVER TIME (GLIDEPATH)


                               [GRAPHIC OMITTED]

                            [PLOT POINTS AS FOLLOWS]

COMPONENT                    45      40     35        30        25        20     15     10     5     RETIRE       -5       -10
                                                                                                    (AGE 65)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           36.8%   36.8%   36.8%     36.8%     36.8%    34.2%   31.9%  27.7%  24.9%   21.0%     15.3%     15.3%
Small Cap Equity           15.8%   15.8%   15.8%     15.8%     15.8%    14.7%   13.7%  11.9%   8.3%    5.3%      1.7%      1.7%
International Equity       35.0%   35.0%   35.0%     35.0%     35.0%    32.6%   30.4%  26.4%  17.9%   11.3%      4.3%      4.3%
Real Assets                 5.0%    5.0%    5.0%      5.0%      5.0%     7.0%    8.0%  10.0%  10.0%   10.0%      7.5%      7.5%
Fixed Income                7.5%    7.5%    7.5%      7.5%      7.5%    11.5%   15.0%  19.0%  25.0%   30.5%     36.3%     36.3%
TIPS                        0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    0.0%   2.0%   6.0%   10.0%     15.0%     15.0%
Short Term Fixed Income     0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    1.0%   3.0    8.0%   12.0%     20.0%     20.0%



The Fund's target asset allocation may differ from the Fund's actual asset allocation. Portfolio management regularly reviews the actual asset allocation and may adjust it based on the target investment horizon, on current or expected market conditions or to manage risk. In making its asset allocation decisions, portfolio management uses in addition to the target investment horizon, a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, portfolio management then decides in which Underlying Funds to invest and in which proportions. The Underlying Funds use a broad array of investment styles and may invest in many types of assets in accordance with their own investment objectives, including common stocks of U.S. and foreign companies of any size, corporate bonds of varying credit quality (including bonds that are rated below investment grade, or "junk" bonds), U.S. government and agency bonds, foreign bonds, Treasury Inflation-Protected Securities ("TIPS"), depository receipts, real estate-related securities (including real estate investment trusts ("REITs")), mortgage- and asset-backed securities, bank loans, commodities and money market instruments. Underlying Funds may also invest in various derivatives in accordance with their respective investment strategies, including interest rate swaps, securities index swaps, credit default swaps, currency swaps, and futures and forward contracts.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

INVESTMENT IN UNDERLYING FUNDS RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

     o ALLOCATION RISK -- With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund's investment adviser's judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Fund's performance.

     o ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset- backed securities may not have the benefit of any security interest in the related assets.

     o BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

     o CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

     o CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

     o CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

     o CURRENCY RISK -- As a result of an Underlying Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Underlying Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U. S. dollar or, in the case of hedging positions, that the U. S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

     o DEPOSITARY RECEIPTS RISK -- Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

     o DERIVATIVES RISK -- An Underlying Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk, leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

     o EQUITY MARKET RISK -- The risk that stock prices will fall over short or extended periods of time.

     o EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

     o FIXED INCOME MARKET RISK -- The prices of the Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U. S. dollar.

     o FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U. S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

     o FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
          (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

     o GEOGRAPHIC CONCENTRATION RISK -- An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

     o GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

     o INCOME FLUCTUATIONS RISK -- An Underlying Fund's income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

     o INFLATION PROTECTED SECURITIES RISK -- The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

     o INTEREST RATE RISK -- The risk that the value of fixed income securities, including U. S. Government securities, will fall due to rising interest rates.


     o LEVERAGE RISK -- An Underlying Fund's use of derivatives may result in the Underlying Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Underlying Fund's investment returns depending substantially on the performance of securities that the Underlying Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Underlying Fund's share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An Underlying Fund's use of leverage may result in a heightened risk of investment loss.

     o LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

     o MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

     o MUNICIPAL SECURITIES RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

     o PREPAYMENT RISK -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

     o SENIOR LOANS/BANK LOANS RISK -- With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

     o SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Underlying Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

     o U. S. GOVERNMENT SECURITIES RISK -- Although U. S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U. S. Government agencies are backed by the
          U. S. Treasury, while others are backed solely by the ability of the agency to borrow from the U. S. Treasury or by the agency's own resources.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Underlying Funds may also be subject to portfolio turnover risk.

RETIREMENT INCOME RISK -- The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor's ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor's expected retirement date, the investor's individual retirement needs, the investor's other sources of income and other assets, and inflation. The Fund's glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund. This risk is greater for an investor who begins to withdraw a portion or all of the investor's investment in the Fund before the Fund's target year. Conversely, for an investor who begins to withdraw a portion or all of the investor's investment in the Fund sometime after the Fund's target year, there is a greater risk that the Fund's glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals. There can be no assurance that an investor's investment in the Fund will provide income at, and through the years following, 2035 in amounts adequate to meet the investor's goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Callan Associates Inc.

PORTFOLIO MANAGERS

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, CIO of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

KP RETIREMENT PATH 2040 FUND

INVESTMENT OBJECTIVE

The KP Retirement Path 2040 Fund (the "Fund") seeks to achieve a balance of long-term capital growth, inflation protection, and current income by investing in a diversified mix of asset classes and investment strategies that becomes increasingly conservative over the life of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------------------------------
                                                                                          INSTITUTIONAL CLASS
                                                                                               SHARES
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            None
Maximum Deferred Sales Charge (Load)                                                            None
(as a percentage of net asset value)
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
                                                              SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                            X.XX%
Distribution and Service (12b-1) Fees                          None
Other Expenses(2)                                             X.XX%
Acquired Fund Fees and Expenses (AFFE)(2)                     X.XX%
Total Annual Fund Operating Expenses(3)                       X.XX%


(1) Management Fees are charged only on Fund assets allocated to Unaffiliated Underlying Funds (as defined below). The Management Fee shown is based on the initial allocation of Fund assets to Unaffiliated Underlying Funds. Asset allocations to Unaffiliated Underlying Funds may vary and, consequently, the total Management Fees payable will fluctuate and may be higher or lower than that shown.

(2) Other Expenses and Acquired Fund Fees and Expenses (AFFE) are based on estimated amounts for the current fiscal year.

(3) The Total Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund's "Financial Highlights" because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in the Underlying Funds (as defined below).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              1 YEAR           3 YEARS
                               $ XX             $ XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a combination of KP Asset Class Funds to which Callan Associates Inc., the Fund's investment adviser, also serves as investment adviser ("Affiliated Underlying Funds") and other unaffiliated mutual funds ("Unaffiliated Underlying Funds" and together with Affiliated Underlying Funds, the "Underlying Funds"). The Fund has a target asset allocation based on years to assumed retirement age (age 65) which portfolio management uses as a reference point in setting the Fund's asset allocation. The Fund's target date year (2040) refers to the approximate year an investor in the Fund would plan to retire, would stop making new investments in the Fund, and would plan to begin gradually withdrawing from the Fund. The target asset allocation will change over time to become increasingly conservative through the Fund's target date year (2040), and for five years thereafter. In general this means that the Fund's target allocation to equity securities will decrease and its allocation to fixed income and inflation managed securities will increase over time in accordance with a "glide path." The Fund's allocation to real assets will remain within a relatively narrow range over time. The graph below represents this glide path and illustrates the range of the Fund's exposure to equity, fixed income, inflation managed, and real asset investments over time.

TARGET ASSET ALLOCATION OVER TIME (GLIDEPATH)


                               [GRAPHIC OMITTED]

                            [PLOT POINTS AS FOLLOWS]

COMPONENT                    45      40     35        30        25        20     15     10     5     RETIRE       -5       -10
                                                                                                    (AGE 65)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           36.8%   36.8%   36.8%     36.8%     36.8%    34.2%   31.9%  27.7%  24.9%   21.0%     15.3%     15.3%
Small Cap Equity           15.8%   15.8%   15.8%     15.8%     15.8%    14.7%   13.7%  11.9%   8.3%    5.3%      1.7%      1.7%
International Equity       35.0%   35.0%   35.0%     35.0%     35.0%    32.6%   30.4%  26.4%  17.9%   11.3%      4.3%      4.3%
Real Assets                 5.0%    5.0%    5.0%      5.0%      5.0%     7.0%    8.0%  10.0%  10.0%   10.0%      7.5%      7.5%
Fixed Income                7.5%    7.5%    7.5%      7.5%      7.5%    11.5%   15.0%  19.0%  25.0%   30.5%     36.3%     36.3%
TIPS                        0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    0.0%   2.0%   6.0%   10.0%     15.0%     15.0%
Short Term Fixed Income     0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    1.0%   3.0    8.0%   12.0%     20.0%     20.0%



The Fund's target asset allocation may differ from the Fund's actual asset allocation. Portfolio management regularly reviews the actual asset allocation and may adjust it based on the target investment horizon, on current or expected market conditions or to manage risk. In making its asset allocation decisions, portfolio management uses in addition to the target investment horizon, a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, portfolio management then decides in which Underlying Funds to invest and in which proportions. The Underlying Funds use a broad array of investment styles and may invest in many types of assets in accordance with their own investment objectives, including common stocks of U.S. and foreign companies of any size, corporate bonds of varying credit quality (including bonds that are rated below investment grade, or "junk" bonds), U.S. government and agency bonds, foreign bonds, Treasury Inflation-Protected Securities ("TIPS"), depository receipts, real estate-related securities (including real estate investment trusts ("REITs")), mortgage- and asset-backed securities, bank loans, commodities and money market instruments. Underlying Funds may also invest in various derivatives in accordance with their respective investment strategies, including interest rate swaps, securities index swaps, credit default swaps, currency swaps, and futures and forward contracts.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

INVESTMENT IN UNDERLYING FUNDS RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

     o ALLOCATION RISK -- With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund's investment adviser's judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Fund's performance.

     o ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset- backed securities may not have the benefit of any security interest in the related assets.

     o BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

     o CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

     o CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

     o CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

     o CURRENCY RISK -- As a result of an Underlying Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Underlying Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U. S. dollar or, in the case of hedging positions, that the U. S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

     o DEPOSITARY RECEIPTS RISK -- Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

     o DERIVATIVES RISK -- An Underlying Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk, leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

     o EQUITY MARKET RISK -- The risk that stock prices will fall over short or extended periods of time.

     o EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

     o FIXED INCOME MARKET RISK -- The prices of the Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U. S. dollar.

     o FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U. S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

     o FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
          (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

     o GEOGRAPHIC CONCENTRATION RISK -- An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

     o GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

     o INCOME FLUCTUATIONS RISK -- An Underlying Fund's income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

     o INFLATION PROTECTED SECURITIES RISK -- The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

     o INTEREST RATE RISK -- The risk that the value of fixed income securities, including U. S. Government securities, will fall due to rising interest rates.


     o LEVERAGE RISK -- An Underlying Fund's use of derivatives may result in the Underlying Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Underlying Fund's investment returns depending substantially on the performance of securities that the Underlying Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Underlying Fund's share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An Underlying Fund's use of leverage may result in a heightened risk of investment loss.

     o LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

     o MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

     o MUNICIPAL SECURITIES RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

     o PREPAYMENT RISK -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

     o SENIOR LOANS/BANK LOANS RISK -- With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

     o SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Underlying Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

     o U. S. GOVERNMENT SECURITIES RISK -- Although U. S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U. S. Government agencies are backed by the
          U. S. Treasury, while others are backed solely by the ability of the agency to borrow from the U. S. Treasury or by the agency's own resources.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Underlying Funds may also be subject to portfolio turnover risk.

RETIREMENT INCOME RISK -- The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor's ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor's expected retirement date, the investor's individual retirement needs, the investor's other sources of income and other assets, and inflation. The Fund's glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund. This risk is greater for an investor who begins to withdraw a portion or all of the investor's investment in the Fund before the Fund's target year. Conversely, for an investor who begins to withdraw a portion or all of the investor's investment in the Fund sometime after the Fund's target year, there is a greater risk that the Fund's glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals. There can be no assurance that an investor's investment in the Fund will provide income at, and through the years following, 2040 in amounts adequate to meet the investor's goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Callan Associates Inc.

PORTFOLIO MANAGERS

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, CIO of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

KP RETIREMENT PATH 2045 FUND

INVESTMENT OBJECTIVE

The KP Retirement Path 2045 Fund (the "Fund") seeks to achieve a balance of long-term capital growth, inflation protection, and current income by investing in a diversified mix of asset classes and investment strategies that becomes increasingly conservative over the life of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-----------------------------------------------------------------------------------------------------------------
                                                                                          INSTITUTIONAL CLASS
                                                                                               SHARES
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            None
Maximum Deferred Sales Charge (Load)                                                            None
(as a percentage of net asset value)
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
                                                              SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                            X.XX%
Distribution and Service (12b-1) Fees                          None
Other Expenses(2)                                             X.XX%
Acquired Fund Fees and Expenses (AFFE)(2)                     X.XX%
Total Annual Fund Operating Expenses(3)                       X.XX%


(1) Management Fees are charged only on Fund assets allocated to Unaffiliated Underlying Funds (as defined below). The Management Fee shown is based on the initial allocation of Fund assets to Unaffiliated Underlying Funds. Asset allocations to Unaffiliated Underlying Funds may vary and, consequently, the total Management Fees payable will fluctuate and may be higher or lower than that shown.

(2) Other Expenses and Acquired Fund Fees and Expenses (AFFE) are based on estimated amounts for the current fiscal year.

(3) The Total Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund's "Financial Highlights" because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in the Underlying Funds (as defined below).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 YEAR           3 YEARS
                          $ XX             $ XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a combination of KP Asset Class Funds to which Callan Associates Inc., the Fund's investment adviser, also serves as investment adviser ("Affiliated Underlying Funds") and other unaffiliated mutual funds ("Unaffiliated Underlying Funds" and together with Affiliated Underlying Funds, the "Underlying Funds"). The Fund has a target asset allocation based on years to assumed retirement age (age 65) which portfolio management uses as a reference point in setting the Fund's asset allocation. The Fund's target date year (2045) refers to the approximate year an investor in the Fund would plan to retire, would stop making new investments in the Fund, and would plan to begin gradually withdrawing from the Fund. The target asset allocation will change over time to become increasingly conservative through the Fund's target date year (2045), and for five years thereafter. In general this means that the Fund's target allocation to equity securities will decrease and its allocation to fixed income and inflation managed securities will increase over time in accordance with a "glide path." The Fund's allocation to real assets will remain within a relatively narrow range over time. The graph below represents this glide path and illustrates the range of the Fund's exposure to equity, fixed income, inflation managed, and real asset investments over time.

TARGET ASSET ALLOCATION OVER TIME (GLIDEPATH)


                               [GRAPHIC OMITTED]

                            [PLOT POINTS AS FOLLOWS]

COMPONENT                    45      40     35        30        25        20     15     10     5     RETIRE       -5       -10
                                                                                                    (AGE 65)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           36.8%   36.8%   36.8%     36.8%     36.8%    34.2%   31.9%  27.7%  24.9%   21.0%     15.3%     15.3%
Small Cap Equity           15.8%   15.8%   15.8%     15.8%     15.8%    14.7%   13.7%  11.9%   8.3%    5.3%      1.7%      1.7%
International Equity       35.0%   35.0%   35.0%     35.0%     35.0%    32.6%   30.4%  26.4%  17.9%   11.3%      4.3%      4.3%
Real Assets                 5.0%    5.0%    5.0%      5.0%      5.0%     7.0%    8.0%  10.0%  10.0%   10.0%      7.5%      7.5%
Fixed Income                7.5%    7.5%    7.5%      7.5%      7.5%    11.5%   15.0%  19.0%  25.0%   30.5%     36.3%     36.3%
TIPS                        0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    0.0%   2.0%   6.0%   10.0%     15.0%     15.0%
Short Term Fixed Income     0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    1.0%   3.0    8.0%   12.0%     20.0%     20.0%



The Fund's target asset allocation may differ from the Fund's actual asset allocation. Portfolio management regularly reviews the actual asset allocation and may adjust it based on the target investment horizon, on current or expected market conditions or to manage risk. In making its asset allocation decisions, portfolio management uses in addition to the target investment horizon, a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, portfolio management then decides in which Underlying Funds to invest and in which proportions. The Underlying Funds use a broad array of investment styles and may invest in many types of assets in accordance with their own investment objectives, including common stocks of U.S. and foreign companies of any size, corporate bonds of varying credit quality (including bonds that are rated below investment grade, or "junk" bonds), U.S. government and agency bonds, foreign bonds, Treasury Inflation-Protected Securities ("TIPS"), depository receipts, real estate-related securities (including real estate investment trusts ("REITs")), mortgage- and asset-backed securities, bank loans, commodities and money market instruments. Underlying Funds may also invest in various derivatives in accordance with their respective investment strategies, including interest rate swaps, securities index swaps, credit default swaps, currency swaps, and futures and forward contracts.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

INVESTMENT IN UNDERLYING FUNDS RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

     o ALLOCATION RISK -- With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund's investment adviser's judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Fund's performance.

     o ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset- backed securities may not have the benefit of any security interest in the related assets.

     o BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

     o CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

     o CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

     o CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

     o CURRENCY RISK -- As a result of an Underlying Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Underlying Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U. S. dollar or, in the case of hedging positions, that the U. S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

     o DEPOSITARY RECEIPTS RISK -- Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

     o DERIVATIVES RISK -- An Underlying Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk, leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

     o EQUITY MARKET RISK -- The risk that stock prices will fall over short or extended periods of time.

     o EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

     o FIXED INCOME MARKET RISK -- The prices of the Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U. S. dollar.

     o FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U. S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

     o FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
          (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

     o GEOGRAPHIC CONCENTRATION RISK -- An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

     o GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

     o INCOME FLUCTUATIONS RISK -- An Underlying Fund's income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

     o INFLATION PROTECTED SECURITIES RISK -- The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

     o INTEREST RATE RISK -- The risk that the value of fixed income securities, including U. S. Government securities, will fall due to rising interest rates.

     o LEVERAGE RISK -- An Underlying Fund's use of derivatives may result in the Underlying Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Underlying Fund's investment returns depending substantially on the performance of securities that the Underlying Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Underlying Fund's share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An Underlying Fund's use of leverage may result in a heightened risk of investment loss.

     o LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

     o MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

     o MUNICIPAL SECURITIES RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

     o PREPAYMENT RISK -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

     o SENIOR LOANS/BANK LOANS RISK -- With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

     o SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Underlying Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

     o U. S. GOVERNMENT SECURITIES RISK -- Although U. S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U. S. Government agencies are backed by the
          U. S. Treasury, while others are backed solely by the ability of the agency to borrow from the U. S. Treasury or by the agency's own resources.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Underlying Funds may also be subject to portfolio turnover risk.

RETIREMENT INCOME RISK -- The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor's ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor's expected retirement date, the investor's individual retirement needs, the investor's other sources of income and other assets, and inflation. The Fund's glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund. This risk is greater for an investor who begins to withdraw a portion or all of the investor's investment in the Fund before the Fund's target year. Conversely, for an investor who begins to withdraw a portion or all of the investor's investment in the Fund sometime after the Fund's target year, there is a greater risk that the Fund's glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals. There can be no assurance that an investor's investment in the Fund will provide income at, and through the years following, 2045 in amounts adequate to meet the investor's goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Callan Associates Inc.

PORTFOLIO MANAGERS

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, CIO of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

KP RETIREMENT PATH 2050 FUND

INVESTMENT OBJECTIVE

The KP Retirement Path 2050 Fund (the "Fund") seeks to achieve a balance of long-term capital growth, inflation protection, and current income by investing in a diversified mix of asset classes and investment strategies that becomes increasingly conservative over the life of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------------------------------------------
                                                                                          INSTITUTIONAL CLASS
                                                                                               SHARES
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            None
Maximum Deferred Sales Charge (Load)                                                            None
(as a percentage of net asset value)
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
                                                              SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                            X.XX%
Distribution and Service (12b-1) Fees                          None
Other Expenses(2)                                             X.XX%
Acquired Fund Fees and Expenses (AFFE)(2)                     X.XX%
Total Annual Fund Operating Expenses(3)                       X.XX%


(1) Management Fees are charged only on Fund assets allocated to Unaffiliated Underlying Funds (as defined below). The Management Fee shown is based on the initial allocation of Fund assets to Unaffiliated Underlying Funds. Asset allocations to Unaffiliated Underlying Funds may vary and, consequently, the total Management Fees payable will fluctuate and may be higher or lower than that shown.

(2) Other Expenses and Acquired Fund Fees and Expenses (AFFE) are based on estimated amounts for the current fiscal year.

(3) The Total Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund's "Financial Highlights" because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in the Underlying Funds (as defined below).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 YEAR           3 YEARS
                          $ XX             $ XX


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a combination of KP Asset Class Funds to which Callan Associates Inc., the Fund's investment adviser, also serves as investment adviser ("Affiliated Underlying Funds") and other unaffiliated mutual funds ("Unaffiliated Underlying Funds" and together with Affiliated Underlying Funds, the "Underlying Funds"). The Fund has a target asset allocation based on years to assumed retirement age (age 65) which portfolio management uses as a reference point in setting the Fund's asset allocation. The Fund's target date year (2050) refers to the approximate year an investor in the Fund would plan to retire, would stop making new investments in the Fund, and would plan to begin gradually withdrawing from the Fund. The target asset allocation will change over time to become increasingly conservative through the Fund's target date year (2050), and for five years thereafter. In general this means that the Fund's target allocation to equity securities will decrease and its allocation to fixed income and inflation managed securities will increase over time in accordance with a "glide path." The Fund's allocation to real assets will remain within a relatively narrow range over time. The graph below represents this glide path and illustrates the range of the Fund's exposure to equity, fixed income, inflation managed, and real asset investments over time.

TARGET ASSET ALLOCATION OVER TIME (GLIDEPATH)



                               [GRAPHIC OMITTED]

                            [PLOT POINTS AS FOLLOWS]

COMPONENT                    45      40     35        30        25        20     15     10     5     RETIRE       -5       -10
                                                                                                    (AGE 65)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           36.8%   36.8%   36.8%     36.8%     36.8%    34.2%   31.9%  27.7%  24.9%   21.0%     15.3%     15.3%
Small Cap Equity           15.8%   15.8%   15.8%     15.8%     15.8%    14.7%   13.7%  11.9%   8.3%    5.3%      1.7%      1.7%
International Equity       35.0%   35.0%   35.0%     35.0%     35.0%    32.6%   30.4%  26.4%  17.9%   11.3%      4.3%      4.3%
Real Assets                 5.0%    5.0%    5.0%      5.0%      5.0%     7.0%    8.0%  10.0%  10.0%   10.0%      7.5%      7.5%
Fixed Income                7.5%    7.5%    7.5%      7.5%      7.5%    11.5%   15.0%  19.0%  25.0%   30.5%     36.3%     36.3%
TIPS                        0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    0.0%   2.0%   6.0%   10.0%     15.0%     15.0%
Short Term Fixed Income     0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    1.0%   3.0    8.0%   12.0%     20.0%     20.0%



The Fund's target asset allocation may differ from the Fund's actual asset allocation. Portfolio management regularly reviews the actual asset allocation and may adjust it based on the target investment horizon, on current or expected market conditions or to manage risk. In making its asset allocation decisions, portfolio management uses in addition to the target investment horizon, a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, portfolio management then decides in which Underlying Funds to invest and in which proportions. The Underlying Funds use a broad array of investment styles and may invest in many types of assets in accordance with their own investment objectives, including common stocks of U.S. and foreign companies of any size, corporate bonds of varying credit quality (including bonds that are rated below investment grade, or "junk" bonds), U.S. government and agency bonds, foreign bonds, Treasury Inflation-Protected Securities ("TIPS"), depository receipts, real estate-related securities (including real estate investment trusts ("REITs")), mortgage- and asset-backed securities, bank loans, commodities and money market instruments. Underlying Funds may also invest in various derivatives in accordance with their respective investment strategies, including interest rate swaps, securities index swaps, credit default swaps, currency swaps, and futures and forward contracts.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

INVESTMENT IN UNDERLYING FUNDS RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

     o ALLOCATION RISK -- With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund's investment adviser's judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Fund's performance.

     o ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset- backed securities may not have the benefit of any security interest in the related assets.

     o BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

     o CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

     o CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

     o CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

     o CURRENCY RISK -- As a result of an Underlying Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Underlying Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U. S. dollar or, in the case of hedging positions, that the U. S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

     o DEPOSITARY RECEIPTS RISK -- Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

     o DERIVATIVES RISK -- An Underlying Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk, leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

     o EQUITY MARKET RISK -- The risk that stock prices will fall over short or extended periods of time.

     o EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

     o FIXED INCOME MARKET RISK -- The prices of the Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U. S. dollar.

     o FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U. S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

     o FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
          (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

     o GEOGRAPHIC CONCENTRATION RISK -- An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

     o GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

     o INCOME FLUCTUATIONS RISK -- An Underlying Fund's income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

     o INFLATION PROTECTED SECURITIES RISK -- The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

     o INTEREST RATE RISK -- The risk that the value of fixed income securities, including U. S. Government securities, will fall due to rising interest rates.

     o LEVERAGE RISK -- An Underlying Fund's use of derivatives may result in the Underlying Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Underlying Fund's investment returns depending substantially on the performance of securities that the Underlying Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Underlying Fund's share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An Underlying Fund's use of leverage may result in a heightened risk of investment loss.

     o LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

     o MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

     o MUNICIPAL SECURITIES RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

     o PREPAYMENT RISK -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

     o SENIOR LOANS/BANK LOANS RISK -- With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

     o SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Underlying Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

     o U. S. GOVERNMENT SECURITIES RISK -- Although U. S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U. S. Government agencies are backed by the
          U. S. Treasury, while others are backed solely by the ability of the agency to borrow from the U. S. Treasury or by the agency's own resources.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Underlying Funds may also be subject to portfolio turnover risk.

RETIREMENT INCOME RISK -- The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor's ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor's expected retirement date, the investor's individual retirement needs, the investor's other sources of income and other assets, and inflation. The Fund's glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund. This risk is greater for an investor who begins to withdraw a portion or all of the investor's investment in the Fund before the Fund's target year. Conversely, for an investor who begins to withdraw a portion or all of the investor's investment in the Fund sometime after the Fund's target year, there is a greater risk that the Fund's glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals. There can be no assurance that an investor's investment in the Fund will provide income at, and through the years following, 2050 in amounts adequate to meet the investor's goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Callan Associates Inc.

PORTFOLIO MANAGERS

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, CIO of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

KP RETIREMENT PATH 2055 FUND

INVESTMENT OBJECTIVE

The KP Retirement Path 2055 Fund (the "Fund") seeks to achieve a balance of long-term capital growth, inflation protection, and current income by investing in a diversified mix of asset classes and investment strategies that becomes increasingly conservative over the life of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------------------------------
                                                                                          INSTITUTIONAL CLASS
                                                                                               SHARES
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            None
Maximum Deferred Sales Charge (Load)                                                            None
(as a percentage of net asset value)
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
                                                              SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                            X.XX%
Distribution and Service (12b-1) Fees                          None
Other Expenses(2)                                             X.XX%
Acquired Fund Fees and Expenses (AFFE)(2)                     X.XX%
Total Annual Fund Operating Expenses(3)                       X.XX%

(1) Management Fees are charged only on Fund assets allocated to Unaffiliated Underlying Funds (as defined below). The Management Fee shown is based on the initial allocation of Fund assets to Unaffiliated Underlying Funds. Asset allocations to Unaffiliated Underlying Funds may vary and, consequently, the total Management Fees payable will fluctuate and may be higher or lower than that shown.

(2) Other Expenses and Acquired Fund Fees and Expenses (AFFE) are based on estimated amounts for the current fiscal year.

(3) The Total Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund's "Financial Highlights" because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in the Underlying Funds (as defined below).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 YEAR           3 YEARS
                          $ XX             $ XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a combination of KP Asset Class Funds to which Callan Associates Inc., the Fund's investment adviser, also serves as investment adviser ("Affiliated Underlying Funds") and other unaffiliated mutual funds ("Unaffiliated Underlying Funds" and together with Affiliated Underlying Funds, the "Underlying Funds"). The Fund has a target asset allocation based on years to assumed retirement age (age 65) which portfolio management uses as a reference point in setting the Fund's asset allocation. The Fund's target date year (2055) refers to the approximate year an investor in the Fund would plan to retire, would stop making new investments in the Fund, and would plan to begin gradually withdrawing from the Fund. The target asset allocation will change over time to become increasingly conservative through the Fund's target date year (2055), and for five years thereafter. In general this means that the Fund's target allocation to equity securities will decrease and its allocation to fixed income and inflation managed securities will increase over time in accordance with a "glide path." The Fund's allocation to real assets will remain within a relatively narrow range over time. The graph below represents this glide path and illustrates the range of the Fund's exposure to equity, fixed income, inflation managed, and real asset investments over time.

TARGET ASSET ALLOCATION OVER TIME (GLIDEPATH)



                               [GRAPHIC OMITTED]

                            [PLOT POINTS AS FOLLOWS]

COMPONENT                    45      40     35        30        25        20     15     10     5     RETIRE       -5       -10
                                                                                                    (AGE 65)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           36.8%   36.8%   36.8%     36.8%     36.8%    34.2%   31.9%  27.7%  24.9%   21.0%     15.3%     15.3%
Small Cap Equity           15.8%   15.8%   15.8%     15.8%     15.8%    14.7%   13.7%  11.9%   8.3%    5.3%      1.7%      1.7%
International Equity       35.0%   35.0%   35.0%     35.0%     35.0%    32.6%   30.4%  26.4%  17.9%   11.3%      4.3%      4.3%
Real Assets                 5.0%    5.0%    5.0%      5.0%      5.0%     7.0%    8.0%  10.0%  10.0%   10.0%      7.5%      7.5%
Fixed Income                7.5%    7.5%    7.5%      7.5%      7.5%    11.5%   15.0%  19.0%  25.0%   30.5%     36.3%     36.3%
TIPS                        0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    0.0%   2.0%   6.0%   10.0%     15.0%     15.0%
Short Term Fixed Income     0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    1.0%   3.0    8.0%   12.0%     20.0%     20.0%



The Fund's target asset allocation may differ from the Fund's actual asset allocation. Portfolio management regularly reviews the actual asset allocation and may adjust it based on the target investment horizon, on current or expected market conditions or to manage risk. In making its asset allocation decisions, portfolio management uses in addition to the target investment horizon, a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, portfolio management then decides in which Underlying Funds to invest and in which proportions. The Underlying Funds use a broad array of investment styles and may invest in many types of assets in accordance with their own investment objectives, including common stocks of U.S. and foreign companies of any size, corporate bonds of varying credit quality (including bonds that are rated below investment grade, or "junk" bonds), U.S. government and agency bonds, foreign bonds, Treasury Inflation-Protected Securities ("TIPS"), depository receipts, real estate-related securities (including real estate investment trusts ("REITs")), mortgage- and asset-backed securities, bank loans, commodities and money market instruments. Underlying Funds may also invest in various derivatives in accordance with their respective investment strategies, including interest rate swaps, securities index swaps, credit default swaps, currency swaps, and futures and forward contracts.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

INVESTMENT IN UNDERLYING FUNDS RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

     o ALLOCATION RISK -- With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund's investment adviser's judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Fund's performance.

     o ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset- backed securities may not have the benefit of any security interest in the related assets.

     o BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

     o CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

     o CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

     o CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

     o CURRENCY RISK -- As a result of an Underlying Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Underlying Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U. S. dollar or, in the case of hedging positions, that the U. S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

     o DEPOSITARY RECEIPTS RISK -- Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

     o DERIVATIVES RISK -- An Underlying Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk, leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

     o EQUITY MARKET RISK -- The risk that stock prices will fall over short or extended periods of time.

     o EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

     o FIXED INCOME MARKET RISK -- The prices of the Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U. S. dollar.

     o FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U. S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

     o FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
          (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

     o GEOGRAPHIC CONCENTRATION RISK -- An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

     o GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

     o INCOME FLUCTUATIONS RISK -- An Underlying Fund's income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

     o INFLATION PROTECTED SECURITIES RISK -- The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

     o INTEREST RATE RISK -- The risk that the value of fixed income securities, including U. S. Government securities, will fall due to rising interest rates.


     o LEVERAGE RISK -- An Underlying Fund's use of derivatives may result in the Underlying Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Underlying Fund's investment returns depending substantially on the performance of securities that the Underlying Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Underlying Fund's share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An Underlying Fund's use of leverage may result in a heightened risk of investment loss.

     o LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

     o MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

     o MUNICIPAL SECURITIES RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

     o PREPAYMENT RISK -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

     o SENIOR LOANS/BANK LOANS RISK -- With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

     o SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Underlying Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

     o U. S. GOVERNMENT SECURITIES RISK -- Although U. S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U. S. Government agencies are backed by the
          U. S. Treasury, while others are backed solely by the ability of the agency to borrow from the U. S. Treasury or by the agency's own resources.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Underlying Funds may also be subject to portfolio turnover risk.

RETIREMENT INCOME RISK -- The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor's ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor's expected retirement date, the investor's individual retirement needs, the investor's other sources of income and other assets, and inflation. The Fund's glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund. This risk is greater for an investor who begins to withdraw a portion or all of the investor's investment in the Fund before the Fund's target year. Conversely, for an investor who begins to withdraw a portion or all of the investor's investment in the Fund sometime after the Fund's target year, there is a greater risk that the Fund's glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals. There can be no assurance that an investor's investment in the Fund will provide income at, and through the years following, 2055 in amounts adequate to meet the investor's goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Callan Associates Inc.

PORTFOLIO MANAGERS

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, CIO of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

KP RETIREMENT PATH 2060 FUND

INVESTMENT OBJECTIVE

The KP Retirement Path 2060 Fund (the "Fund") seeks to achieve a balance of long-term capital growth, inflation protection, and current income by investing in a diversified mix of asset classes and investment strategies that becomes increasingly conservative over the life of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

----------------------------------------------------------------------------------------------------------------------
                                                                                          INSTITUTIONAL CLASS
                                                                                               SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            None
Maximum Deferred Sales Charge (Load)                                                            None
(as a percentage of net asset value)
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
                                                              SHARES
Management Fees(1)                                            X.XX%
Distribution and Service (12b-1) Fees                          None
Other Expenses(2)                                             X.XX%
Acquired Fund Fees and Expenses (AFFE)(2)                     X.XX%
Total Annual Fund Operating Expenses(3)                       X.XX%

(1) Management Fees are charged only on Fund assets allocated to Unaffiliated Underlying Funds (as defined below). The Management Fee shown is based on the initial allocation of Fund assets to Unaffiliated Underlying Funds. Asset allocations to Unaffiliated Underlying Funds may vary and, consequently, the total Management Fees payable will fluctuate and may be higher or lower than that shown.

(2) Other Expenses and Acquired Fund Fees and Expenses (AFFE) are based on estimated amounts for the current fiscal year.

(3) The Total Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund's "Financial Highlights" because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in the Underlying Funds (as defined below).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 YEAR           3 YEARS
                          $ XX             $ XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a combination of KP Asset Class Funds to which Callan Associates Inc., the Fund's investment adviser, also serves as investment adviser ("Affiliated Underlying Funds") and other unaffiliated mutual funds ("Unaffiliated Underlying Funds" and together with Affiliated Underlying Funds, the "Underlying Funds"). The Fund has a target asset allocation based on years to assumed retirement age (age 65) which portfolio management uses as a reference point in setting the Fund's asset allocation. The Fund's target date year (2060) refers to the approximate year an investor in the Fund would plan to retire, would stop making new investments in the Fund, and would plan to begin gradually withdrawing from the Fund. The target asset allocation will change over time to become increasingly conservative through the Fund's target date year (2060), and for five years thereafter. In general this means that the Fund's target allocation to equity securities will decrease and its allocation to fixed income and inflation managed securities will increase over time in accordance with a "glide path." The Fund's allocation to real assets will remain within a relatively narrow range over time. The graph below represents this glide path and illustrates the range of the Fund's exposure to equity, fixed income, inflation managed, and real asset investments over time.

TARGET ASSET ALLOCATION OVER TIME (GLIDEPATH)



                               [GRAPHIC OMITTED]

                            [PLOT POINTS AS FOLLOWS]

COMPONENT                    45      40     35        30        25        20     15     10     5     RETIRE       -5       -10
                                                                                                    (AGE 65)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           36.8%   36.8%   36.8%     36.8%     36.8%    34.2%   31.9%  27.7%  24.9%   21.0%     15.3%     15.3%
Small Cap Equity           15.8%   15.8%   15.8%     15.8%     15.8%    14.7%   13.7%  11.9%   8.3%    5.3%      1.7%      1.7%
International Equity       35.0%   35.0%   35.0%     35.0%     35.0%    32.6%   30.4%  26.4%  17.9%   11.3%      4.3%      4.3%
Real Assets                 5.0%    5.0%    5.0%      5.0%      5.0%     7.0%    8.0%  10.0%  10.0%   10.0%      7.5%      7.5%
Fixed Income                7.5%    7.5%    7.5%      7.5%      7.5%    11.5%   15.0%  19.0%  25.0%   30.5%     36.3%     36.3%
TIPS                        0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    0.0%   2.0%   6.0%   10.0%     15.0%     15.0%
Short Term Fixed Income     0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    1.0%   3.0    8.0%   12.0%     20.0%     20.0%



The Fund's target asset allocation may differ from the Fund's actual asset allocation. Portfolio management regularly reviews the actual asset allocation and may adjust it based on the target investment horizon, on current or expected market conditions or to manage risk. In making its asset allocation decisions, portfolio management uses in addition to the target investment horizon, a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, portfolio management then decides in which Underlying Funds to invest and in which proportions. The Underlying Funds use a broad array of investment styles and may invest in many types of assets in accordance with their own investment objectives, including common stocks of U.S. and foreign companies of any size, corporate bonds of varying credit quality (including bonds that are rated below investment grade, or "junk" bonds), U.S. government and agency bonds, foreign bonds, Treasury Inflation-Protected Securities ("TIPS"), depository receipts, real estate-related securities (including real estate investment trusts ("REITs")), mortgage- and asset-backed securities, bank loans, commodities and money market instruments. Underlying Funds may also invest in various derivatives in accordance with their respective investment strategies, including interest rate swaps, securities index swaps, credit default swaps, currency swaps, and futures and forward contracts.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

INVESTMENT IN UNDERLYING FUNDS RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

     o ALLOCATION RISK -- With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund's investment adviser's judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Fund's performance.

     o ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset- backed securities may not have the benefit of any security interest in the related assets.

     o BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

     o CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

     o CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

     o CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

     o CURRENCY RISK -- As a result of an Underlying Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Underlying Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U. S. dollar or, in the case of hedging positions, that the U. S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

     o DEPOSITARY RECEIPTS RISK -- Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

     o DERIVATIVES RISK -- An Underlying Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk, leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

     o EQUITY MARKET RISK -- The risk that stock prices will fall over short or extended periods of time.

     o EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

     o FIXED INCOME MARKET RISK -- The prices of the Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U. S. dollar.

     o FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U. S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

     o FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
          (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

     o GEOGRAPHIC CONCENTRATION RISK -- An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

     o GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

     o INCOME FLUCTUATIONS RISK -- An Underlying Fund's income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

     o INFLATION PROTECTED SECURITIES RISK -- The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

     o INTEREST RATE RISK -- The risk that the value of fixed income securities, including U. S. Government securities, will fall due to rising interest rates.

     o LEVERAGE RISK -- An Underlying Fund's use of derivatives may result in the Underlying Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Underlying Fund's investment returns depending substantially on the performance of securities that the Underlying Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Underlying Fund's share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An Underlying Fund's use of leverage may result in a heightened risk of investment loss.

     o LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

     o MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

     o MUNICIPAL SECURITIES RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

     o PREPAYMENT RISK -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

     o SENIOR LOANS/BANK LOANS RISK -- With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

     o SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Underlying Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

     o U. S. GOVERNMENT SECURITIES RISK -- Although U. S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U. S. Government agencies are backed by the
          U. S. Treasury, while others are backed solely by the ability of the agency to borrow from the U. S. Treasury or by the agency's own resources.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Underlying Funds may also be subject to portfolio turnover risk.

RETIREMENT INCOME RISK -- The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor's ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor's expected retirement date, the investor's individual retirement needs, the investor's other sources of income and other assets, and inflation. The Fund's glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund. This risk is greater for an investor who begins to withdraw a portion or all of the investor's investment in the Fund before the Fund's target year. Conversely, for an investor who begins to withdraw a portion or all of the investor's investment in the Fund sometime after the Fund's target year, there is a greater risk that the Fund's glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals. There can be no assurance that an investor's investment in the Fund will provide income at, and through the years following, 2060 in amounts adequate to meet the investor's goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Callan Associates Inc.

PORTFOLIO MANAGERS

Gregory C. Allen, President, Director of Research and Co-Portfolio Manager, has managed the Fund since its inception.

Kelly Cliff, CFA, CAIA, Senior Vice President, CIO of Public Markets and Co-Portfolio Manager, has managed the Fund since its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE XX OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE AND SALE OF FUND SHARES

There are no initial or subsequent minimum purchase amounts for the Funds. Shares of each Fund are offered exclusively to members of tax qualified plans specified by Kaiser Foundation Health Plan, Inc. ("Eligible Plans"). Fund shares can only be purchased or redeemed through the recordkeeper of an Eligible Plan. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business.

TAX INFORMATION

Please consult your tax advisor regarding your specific questions about U.S. federal, state, and local income taxes.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) Plan, 403(b) Plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. If you have questions about the tax consequences of 401(k) Plan or 403(b) Plan withdrawals, you should consult your tax advisor.

This summary is based on current tax laws, which may change. More information on taxes is in the Funds' SAI.

[PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.]

MORE INFORMATION ABOUT THE FUNDS

Each Fund has its own distinct target asset allocation range based on its investment goals and risk tolerances. Each Fund pursues its investment objective by investing in a combination of KP Asset Class Funds to which Callan Associates Inc., the Fund's investment adviser, also serves as investment adviser ("Affiliated Underlying Funds") and other unaffiliated mutual funds ("Unaffiliated Underlying Funds" and together with Affiliated Underlying Funds, the "Underlying Funds"). The Underlying Funds use a broad array of investment styles and may invest in many types of assets in accordance with their own investment objectives and will be used by the Funds to meet their target asset allocations and investment styles. The Funds are designed to provide investors with investment management, asset allocation and ongoing reallocation over time. Because the Funds invest in other mutual funds, each Fund is considered a "fund of funds." A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

Each Fund is managed based on the specific target date included in its name and assumes an investor will retire or reach his or her other investment goal at or near the target date and likely will stop making new investments in the Fund and start making withdrawals gradually thereafter. A Fund's target date does not necessarily represent the specific year an investor expects to need his or her assets. It is intended only as a general guide.

INVESTOR PROFILE

The Funds are designed to offer investors a professionally managed investment program that simplifies the investment management of an investor's assets prior to, and continuing after, the investor's retirement or other investment goal. The main component of the investment program of the Funds is the ongoing reallocation of the investor's assets among various asset classes, including stocks, bonds and cash investments.

The Funds may be suitable for investors who:

     o seek a diversified portfolio of stocks, bonds and inflation-protecting assets,
     o    seek long-term growth of capital,
     o    have a long-term investment perspective, and
     o    are willing to withstand losses over the short and intermediate-term.

MORE INFORMATION ABOUT THE FUNDS' INVESTMENT STRATEGIES AND RISKS

THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES

Each Fund pursues its investment objective by investing in a combination of Underlying Funds. Each Fund has a target asset allocation based on years to assumed retirement age (age 65) which portfolio management uses as a reference point in setting the Fund's asset allocation. Each Fund's target date year refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. Each Fund is intended for an investor who anticipates retiring at or about the target date year and plans to withdraw the value of the investor's account in the Fund gradually after retirement. The target asset allocation will change to become increasingly conservative as each Fund approaches its target date year, and for five years thereafter. In general, each Fund's target allocation to equity securities will decrease and its allocation to fixed income and inflation managed securities will increase as the Fund approaches its target date year in accordance with a "glide path" illustrated below under the section entitled "The Funds' Asset Allocation Strategies." Each Fund's allocation to real assets will remain within a relatively narrow range over time.

Each Fund's target asset allocation may differ from the Fund's actual asset allocation. Portfolio management regularly reviews the actual asset allocation and may adjust it based on the target investment horizon, on current or expected market conditions or to manage risk. In making its asset allocation decisions, portfolio management uses in addition to the target investment horizon, a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, portfolio management then decides in which Underlying Funds to invest and in which proportions. The Underlying Funds use a broad array of investment styles and may invest in many types of assets in accordance with their own investment objectives, including common stocks of U.S. and foreign companies of any size, corporate bonds of varying credit quality (including bonds that are rated below investment grade, or "junk" bonds), U.S. government and agency bonds, foreign bonds, TIPS, depository receipts, real estate-related securities (including REITs), mortgage- and asset-backed securities, bank loans, commodities and money market instruments. Underlying Funds may also invest in various derivatives in accordance with their respective investment strategies, including interest rate swaps, securities index swaps, credit default swaps, currency swaps, and futures and forward contracts.

During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.

THE FUNDS' ASSET ALLOCATION STRATEGIES

As set forth below, each Fund has its own distinct target asset allocation and is designed to accommodate different investment goals and risk tolerances. The following chart shows each Fund's target asset allocation among the various asset classes.


                       KP              KP              KP                KP              KP
                   RETIREMENT      RETIREMENT      RETIREMENT        RETIREMENT      RETIREMENT
                   PATH 2015       PATH 2020       PATH 2025         PATH 2030       PATH 2035
                     FUND            FUND            FUND              FUND            FUND
LARGE CAP          10%-20%         16%-26%         20%-30%           23%-33%         27%-37%
EQUITY
SMALL CAP          0%-7%           0%-10%          3%-13%            7%-17%          9%-19%
EQUITY
INTERNATIONAL      0%-9%           6%-16%          13%-23%           21%-31%         25%-35%
EQUITY
INTERMEDIATE       31%-41%         26%-31%         20%-30%           14%-24%         10%-20%
FIXED INCOME
SHORT-TERM         15%-25%         7%-17%          3%-13%            0%-8%           0%-6%
FIXED INCOME
INFLATION          12%-22%         8%-18%          4%-14%            0%-10%          0%-7%
MANAGED
REAL ASSETS        0%-10%          2%-12%          2%-12%            2%-12%          1%-11%


                       KP              KP              KP                KP              KP
                   RETIREMENT      RETIREMENT      RETIREMENT        RETIREMENT      RETIREMENT
                   PATH 2040       PATH 2045       PATH 2050         PATH 2055       PATH 2060
                     FUND            FUND            FUND              FUND            FUND
LARGE CAP          29%-39%         32%-42%         32%-42%           32%-42%         32%-42%
EQUITY
SMALL CAP          10%-20%         11%-21%         11%-21%           11%-21%         11%-21%
EQUITY
INTERNATIONAL      28%-33%         30%-40%         30%-40%           30%-40%         30%-40%
EQUITY
INTERMEDIATE       7%-17%          3%-13%          3%-13%            3%-13%          3%-13%
FIXED INCOME
SHORT-TERM         0%-5%           0%-5%           0%-5%             0%-5%           0%-5%
FIXED INCOME
INFLATION          0%-7%           0%-7%           0%-7%             0%-7%           0%-7%
MANAGED
REAL ASSETS        0%-10%          0%-9%           0%-9%             0%-9%           0%-9%


As shown above, the portfolios of the Funds with an earlier target retirement date are more heavily allocated to fixed income and inflation managed securities; therefore these Funds represent a more conservative approach. Funds with later target retirement dates take a more aggressive approach by allocating a greater amount of their assets to equity securities than fixed income and inflation managed securities.

Over time, the target allocation to asset classes will change according to a predetermined "glide path," as illustrated in the following graph.

TARGET ASSET ALLOCATION OVER TIME (GLIDEPATH)



                               [GRAPHIC OMITTED]

                            [PLOT POINTS AS FOLLOWS]

COMPONENT                    45      40     35        30        25        20     15     10     5     RETIRE       -5       -10
                                                                                                    (AGE 65)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           36.8%   36.8%   36.8%     36.8%     36.8%    34.2%   31.9%  27.7%  24.9%   21.0%     15.3%     15.3%
Small Cap Equity           15.8%   15.8%   15.8%     15.8%     15.8%    14.7%   13.7%  11.9%   8.3%    5.3%      1.7%      1.7%
International Equity       35.0%   35.0%   35.0%     35.0%     35.0%    32.6%   30.4%  26.4%  17.9%   11.3%      4.3%      4.3%
Real Assets                 5.0%    5.0%    5.0%      5.0%      5.0%     7.0%    8.0%  10.0%  10.0%   10.0%      7.5%      7.5%
Fixed Income                7.5%    7.5%    7.5%      7.5%      7.5%    11.5%   15.0%  19.0%  25.0%   30.5%     36.3%     36.3%
TIPS                        0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    0.0%   2.0%   6.0%   10.0%     15.0%     15.0%
Short Term Fixed Income     0.0%    0.0%    0.0%      0.0%      0.0%     0.0%    1.0%   3.0    8.0%   12.0%     20.0%     20.0%



As the glide path shows, each Fund's asset mix becomes more conservative as the Fund's target retirement date approaches. This reflects the need for reduced investment risk as retirement approaches and the need for greater certainty of income after retiring. The Funds' actual asset allocations may differ from the allocations shown in the illustration. The Adviser reserves the right to modify the glide path from time to time should circumstances warrant.

Differences in the performance of Underlying Funds and the size and frequency of purchase and redemption orders may affect a Fund's actual allocations.

THE FUNDS' PRINCIPAL RISKS

The Funds are intended for investors seeking an investment option whose asset mix becomes more conservative over time, and who are willing to accept the risks associated with the Funds' asset allocation strategies. In general, a Fund with a later target retirement date is expected to be more volatile than a Fund with an earlier target date.

For more information on the principal risks of investing in a Fund, please see the "Principal Risks" section of the Fund's Summary Section and the section "Principal Risks of the Underlying Funds" in this Prospectus.

THE FUNDS' INVESTMENTS IN UNDERLYING FUNDS

The following table shows the Underlying Funds in which each Fund may invest and each Fund's target asset allocation to each Underlying Fund. The allocations may not add to 100% due to rounding.


                           KP              KP              KP              KP              KP
                       RETIREMENT      RETIREMENT      RETIREMENT      RETIREMENT      RETIREMENT
                       PATH 2015       PATH 2020       PATH 2025       PATH 2030       PATH 2035
                         FUND            FUND            FUND            FUND            FUND
UNDERLYING FUNDS
EQUITY
LARGE CAP
 KP Large Cap Equity
 Fund                   10%-20%         16%-26%         20%-30%        23%-33%        27%-37%
SMALL CAP
 KP Small Cap Equity    0%-7%           0%-10%          3%-13%         7%-17%         9%-19%
 Fund
INTERNATIONAL
 KP International       0%-9%           6%-16%          13%-23%        21%-31%        25%-35%
 Equity Fund
TOTAL EQUITY            10%-36%         22%-52%         36%-66%        51%-81%        61%-91%

FIXED INCOME
SHORT-TERM BOND
 Unffiliated Short-     15%-25%         7%-17%          3%-13%         0%-8%          0%-6%
 Term Bond Index
 Fund
INTERMEDIATE-TERM
BOND
 KP Fixed Income        31%-41%         26%-31%         20%-30%        14%-24%        10%-20%
 Fund
TOTAL FIXED             46%-66%         33%-48%         23%-43%        14%-32%        10%-26%
INCOME

INFLATION MANAGED
 Unaffiliated Inflation- 12%-22%         8%-18%          4%-14%         0%-10%         0%-7%
 Protected Securities
 Fund
TOTAL INFLATION         12%-22%         8%-18%          4%-14%         0%-10%         0%-7%


                        KP              KP              KP              KP              KP
                        RETIREMENT      RETIREMENT      RETIREMENT      RETIREMENT      RETIREMENT
                        PATH 2040       PATH 2045       PATH 2050       PATH 2055       PATH 2060
                        FUND            FUND            FUND            FUND            FUND
UNDERLYING FUNDS
EQUITY
LARGE CAP
 KP Large Cap Equity
 Fund                    29%-39%        32%-42%         32%-42%         32%-42%         32%-42%
SMALL CAP
 KP Small Cap Equity     10%-20%        11%-21%         11%-21%         11%-21%         11%-21%
 Fund
INTERNATIONAL
 KP International        28%-33%        30%-40%         30%-40%         30%-40%         30%-40%
 Equity Fund
TOTAL EQUITY             67%-92%        73%-100%        73%-100%        73%-100%        73%-100%

FIXED INCOME
SHORT-TERM BOND
 Unffiliated Short-      0%-5%          0%-5%           0%-5%           0%-5%           0%-5%
 Term Bond Index
 Fund
INTERMEDIATE-TERM
BOND
 KP Fixed Income         7%-17%         3%-13%          3%-13%          3%-13%          3%-13%
 Fund
TOTAL FIXED              7%-22%         3%-18%          3%-18%          3%-18%          3%-18%
INCOME

INFLATION MANAGED
 Unaffiliated Inflation- 0%-7%          0%-7%           0%-7%           0%-7%           0%-7%
 Protected Securities
 Fund
TOTAL INFLATION          0%-7%          0%-7%           0%-7%           0%-7%           0%-7%



                           KP              KP              KP              KP              KP
                       RETIREMENT      RETIREMENT      RETIREMENT      RETIREMENT      RETIREMENT
                       PATH 2015       PATH 2020       PATH 2025       PATH 2030       PATH 2035
                         FUND            FUND            FUND            FUND            FUND
MANAGED
REAL ASSETS
 Unaffiliated            0%-1.4%        0.3%-1.7%       0.3%-1.7%      0.3%-1.7%      0.1%-1.6%
 Commodity Strategy
 Fund
 Unaffiliated            0%-1.4%        0.3%-1.7%       0.3%-1.7%      0.3%-1.7%      0.1%-1.6%
 International Property
 Fund
 Unaffiliated Global     0%-1.4%        0.3%-1.7%       0.3%-1.7%      0.3%-1.7%      0.1%-1.6%
 Listed Infrastructure
 Fund
 Unaffiliated Natural    0%-1.4%        0.3%-1.7%       0.3%-1.7%      0.3%-1.7%      0.1%-1.6%
 Resources Fund
 Unaffiliated REIT       0%-2.9%        0.6%-3.4%       0.6%-3.4%      0.6%-3.4%      0.3%-3.1%
 Index Fund
 Unaffiliated            0%-1.4%        0.3%-1.7%       0.3%-1.7%      0.3%-1.7%      0.1%-1.6%
 Institutional Floating
 Rate Fund
TOTAL REAL               0%-10%         2%-12%          2%-12%         2%-12%         1%-11%
ASSETS


                        KP              KP              KP              KP              KP
                        RETIREMENT      RETIREMENT      RETIREMENT      RETIREMENT      RETIREMENT
                        PATH 2040       PATH 2045       PATH 2050       PATH 2055       PATH 2060
                        FUND            FUND            FUND            FUND            FUND

MANAGED
REAL ASSETS
 Unaffiliated            0%-1.4%       0%-1.3%          0%-1.3%         0%-1.3%         0%-1.3%
 Commodity Strategy
 Fund
 Unaffiliated            0%-1.4%       0%-1.3%          0%-1.3%         0%-1.3%         0%-1.3%
 International Property
 Fund
 Unaffiliated Global     0%-1.4%       0%-1.3%          0%-1.3%         0%-1.3%         0%-1.3%
 Listed Infrastructure
 Fund
 Unaffiliated Natural    0%-1.4%       0%-1.3%          0%-1.3%         0%-1.3%         0%-1.3%
 Resources Fund
 Unaffiliated REIT       0%-2.9%       0%-2.6%          0%-2.6%         0%-2.6%         0%-2.6%
 Index Fund
 Unaffiliated            0%-1.4%       0%-1.3%          0%-1.3%         0%-1.3%         0%-1.3%
 Institutional Floating
 Rate Fund
TOTAL REAL               0%-10%        0%-9%            0%-9%           0%-9%           0%-9%
ASSETS


The Adviser may exclude one or more Underlying Funds from a Fund's asset allocation strategy at any given time. For additional details regarding how the Adviser determines the Funds' Underlying Fund and asset class allocations, please refer back to the "Principal Investment Strategies" section in the Fund Summary sections and the section "More Information About the Funds' Investment Strategies and Risks: The Funds' Principal Investment Strategies" in this prospectus. The Adviser reserves the right to substitute other Underlying Funds and add additional Underlying Funds from time to time should circumstances warrant a change.

DESCRIPTION OF THE UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds, both Affiliated Underlying Funds and Unaffiliated Underlying Funds. Therefore, each Fund's investment performance is directly related to the investment performance of these Underlying Funds. The following provides a brief description of the principal investment strategies of the current Underlying Funds. Additional information about the Underlying Funds is provided in the Underlying Funds' prospectuses.

AFFILIATED UNDERLYING FUNDS

KP LARGE CAP EQUITY FUND

INVESTMENT OBJECTIVE

The KP Large Cap Equity Fund seeks long-term capital appreciation primarily through investments in a diversified portfolio of large cap equity securities.

INVESTMENT STRATEGY

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies. For purposes of the fund's 80% policy, equity securities include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, and derivatives with economic characteristics similar to the foregoing. Large capitalization companies are generally considered to be those companies with market capitalizations within the range of market capitalizations of the companies included in the Russell 1000 Index. The fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change.

The fund uses a "multi-manager" approach, whereby the Adviser allocates the fund's assets among a number of sub-advisers with differing investment philosophies and strategies (each, a "Sub-strategy"). The Adviser determines the target Sub-strategy allocation for the fund, identifies sub-advisers to manage the fund's assets according to those Sub-strategies, and allocates fund assets among sub-advisers to maintain the fund's target Sub-strategy allocation. Each sub-adviser invests the portion of the fund's assets allocated to it under the general supervision of the Adviser. Each of the three Sub-strategies is described below:

PASSIVE LARGE CAP EQUITY: SSgA Funds Management, Inc. ("SSgA") manages the portion of the fund's assets allocated to the Passive Large Cap Equity Sub-strategy. Under normal circumstances, SSgA seeks to invest substantially all of the Sub-strategy's assets in securities of companies included in the S&P 500 Index and futures contracts that are designed to track the S&P 500 Index.

SSgA seeks to replicate the returns of the S&P 500 Index by investing in the constituent securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSgA may purchase a sample of stocks in the S&P 500 Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the S&P 500 Index. SSgA may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the S&P 500 Index.

ACTIVE LARGE CAP GROWTH: T. Rowe Price Associates, Inc. ("T. Rowe Price") manages the portion of the fund's assets allocated to the Active Large Cap Growth Sub-strategy. T. Rowe Price will normally invest a substantial portion of the Sub-strategy's assets in the common stocks of large capitalization companies whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index.

Pursuant to the Sub-strategy, T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. T. Rowe Price may deviate from these criteria and purchase securities that it believes will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

ACTIVE LARGE CAP VALUE: MFS Investment Management ("MFS") manages the portion of the fund's assets allocated to the Active Large Cap Value Sub-strategy. MFS normally invests the Sub-strategy's assets primarily in the common stocks, preferred stocks and securities convertible into common stocks of U.S. companies. MFS also may invest the Sub-strategy's assets in foreign securities and depository receipts.

MFS uses a bottom-up investment approach to buying and selling investments for the Sub-strategy. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

KP SMALL CAP EQUITY FUND

INVESTMENT OBJECTIVE

The KP Small Cap Equity Fund seeks long-term capital appreciation primarily through investments in a diversified portfolio of small cap equity securities.

INVESTMENT STRATEGY

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. small capitalization companies. For purposes of the fund's 80% policy, equity securities include common stocks and derivatives with economic characteristics similar to common stocks. Small capitalization companies are generally considered to be those with market capitalizations of less than $5 billion. The fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change.

The fund uses a "multi-manager" approach, whereby the Adviser allocates the fund's assets among a number of sub-advisers with differing investment philosophies and strategies (each, a "Sub-strategy"). The Adviser determines the target Sub-strategy allocation for the fund, identifies sub-advisers to manage the fund's assets according to those Sub-strategies, and allocates fund assets among sub-advisers to maintain the fund's target Sub-strategy allocation. Each sub-adviser invests the portion of the fund's assets allocated to it under the general supervision of the Adviser. Each of the five Sub-strategies is described below:

PASSIVE SMALL CAP EQUITY: SSgA manages the portion of the fund's assets allocated to the Passive Small Cap Equity Sub-strategy. Under normal circumstances, SSgA seeks to invest substantially all of the Sub-strategy's assets in securities of companies included in the Russell 2000 Index and futures contracts that are designed to track the Russell 2000 Index.

SSgA seeks to replicate the returns of the Russell 2000 Index by investing in the constituent securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSgA may purchase a sample of stocks in the Russell 2000 Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Russell 2000 Index. SSgA may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Russell 2000 Index.

ACTIVE SMALL/SMID CAP GROWTH: Columbus Circle Investors ("CCI") manages the portion of the fund's assets allocated to the Active Small/SMID Cap Growth Sub-strategy. Under normal circumstances, CCI will seek to invest the Sub-strategy's assets in common stocks of companies within the market capitalization range of the Russell 2500 Growth Index. CCI targets small to mid-sized businesses providing new technologies, products or services. The goal for this Sub-strategy is to outperform the Russell 2500 Growth Index over a market cycle.

CCI's Positive Momentum & Positive Surprise investment philosophy is based on the premise that companies producing better than expected results will have rising securities prices, while companies producing less than expected results will not. CCI focuses its research on finding Positive Momentum & Positive Surprise, that is, companies that exceed investors' expectations. Through thorough analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet its criteria of Positive Momentum & Positive Surprise.

ACTIVE SMALL/SMID CAP VALUE: Walthausen & Co., LLC ("Walthausen") manages the portion of the fund's assets allocated to the Active Small/SMID Cap Value Sub-strategy. Under normal circumstances, Walthausen will seek to invest the Sub-strategy's assets in the common stocks of small and mid-capitalization companies that Walthausen believes have the potential for capital appreciation.


The sub-strategy emphasizes a "value" investment style, investing in companies that appear under-priced according to Walthausen's analysis of their financial measurements of worth or business prospects. Walthausen may sell a company's stock when the company reaches Walthausen's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when Walthausen determines that management of the company is not enhancing shareholder value.

ACTIVE SMALL CAP GROWTH: CastleArk Management, LLC ("CastleArk") manages the portion of the fund's assets allocated to the Active Small Cap Growth Sub-strategy. CastleArk believes earnings growth drives long-term stock prices, and that excess returns can be achieved by investing in companies whose improving business fundamentals suggest they are poised to outperform their peers. CastleArk's investment strategy emphasizes three attributes:

     o    The direction of the change in a company's growth rate;
     o    Actual improvements of a company's fundamentals; and
     o A disciplined analysis focused on the magnitude and sustainability of the drivers of a company's fundamental improvement.

ACTIVE SMALL CAP VALUE: DePrince Race & Zollo, Inc. ("DRZ") manages the portion of the fund's assets allocated to the Active Small Cap Value Sub-strategy. Under normal circumstances, DRZ will seek to invest the Sub-strategy's assets in common stocks of small capitalization companies that DRZ believes have the potential for growth and that appear to be trading below their perceived value.

DRZ employs a multi-step, bottom-up investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples, such as price-to-earnings, price-to-book and price-to-cash flow, to companies in the universe to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts fundamental analysis to identify a likely catalyst which it believes may lead to future price appreciation. Next, DRZ establishes relative price targets for those stocks that have identifiable catalysts. Finally, based on DRZ's relative price targets, stocks are considered for purchase when the expected upside is more than two times the downside. DRZ considers selling a security when its yield falls below a pre-determined limit, the relative valuation is no longer attractive, or the fundamentals of the company or economic sector in which it operates deteriorate. DRZ may engage in frequent and active trading of securities as a part of its principal investment strategy.

KP INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The KP International Equity Fund seeks long-term capital appreciation primarily through investments in a diversified portfolio of non-U.S. equity securities.

INVESTMENT STRATEGY

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. For purposes of the fund's 80% policy, equity securities include common stocks of companies of any size, depository receipts, and derivatives with economic characteristics similar to the foregoing. The fund currently intends to invest primarily in the equity markets listed in the Morgan Stanley Capital International All Country World Index ex US Investable Market Index, and currently intends to invest more than 25% of its net assets in Europe (including the United Kingdom) and Asia (including Japan). The fund may invest in companies of any size. The fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change.

The fund uses a "multi-manager" approach, whereby the Adviser allocates the fund's assets among a number of sub-advisers with differing Sub-strategies.
The Adviser determines the target Sub-strategy allocation for the fund, identifies sub-advisers to manage the fund's assets according to those Sub-strategies, and allocates fund assets among sub-advisers to maintain the fund's target Sub-strategy allocation. Each sub-adviser invests the portion of the fund's assets allocated to it under the general supervision of the Adviser. Each of the four Sub-strategies is described below:

PASSIVE INTERNATIONAL EQUITY: SSgA manages the portion of the fund's assets allocated to the Passive International Equity Sub-strategy. Under normal circumstances, SSgA seeks to invest substantially all of the Sub-strategy's assets in securities of companies included in the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"), including depository receipts of such companies, and futures contracts that are designed to track the MSCI EAFE Index. The MSCI EAFE Index is an arithmetic, market value-weighted average of the performance of approximately 1,000 securities primarily from Europe, Australia, Asia and the Far East.

SSgA seeks to replicate the returns of the MSCI EAFE Index by investing in the constituent securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSgA may purchase a sample of stocks in the MSCI EAFE Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the MSCI EAFE Index. SSgA may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the MSCI EAFE Index. SSgA may also enter into forward foreign currency exchange contracts in an attempt to match the Index's currency exposures.

ACTIVE INTERNATIONAL EQUITY #1: MFS manages the portion of the fund's assets allocated to the Active International Equity #1 Sub-strategy. Under normal circumstances, MFS will seek to invest the Sub-strategy's assets in the following equity securities of foreign companies: common stocks, securities convertible into common stocks, and depositary receipts. MFS may invest the Sub-strategy's assets in the securities of companies located in emerging markets. MFS may also invest a large percentage of the Sub-strategy's assets in issuers in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the Sub-strategy, MFS is not constrained to any particular investment style. MFS may invest the Sub-strategy's assets in the securities of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS uses a bottom-up investment approach to buying and selling securities for the Sub-strategy. Securities are selected primarily based on fundamental analysis of individual issuers and their potential for appreciation in light of their financial condition, and market, economic, political, and regulatory conditions. Factors that MFS may consider include a company's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate a company's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

ACTIVE INTERNATIONAL EQUITY #2: Marathon Asset Management LLP ("Marathon") manages the portion of the fund's assets allocated to the Active International Equity #2 Sub-strategy. Under normal circumstances, Marathon will seek to invest the Sub-strategy's assets in the common stocks of foreign companies, including companies located in emerging markets. Marathon may also purchase forward currency contracts for hedging purposes.

Marathon's investment philosophy is based on its "capital cycle" approach to investment, which guides Marathon to invest in stocks in industries where consolidation has occurred and return on investment is expected to rise and/or where barriers to entry exist that may allow elevated return on investment to persist for longer than the market expects. Given the long-term nature of the capital cycle, Marathon's investment ideas generally require, by industry standards, long stock holding periods.

ACTIVE EMERGING MARKETS EQUITY: Acadian Asset Management LLC ("Acadian") manages the portion of the fund's assets allocated to the Active Emerging Markets Equity Sub-strategy. Under normal circumstances, Acadian will seek to invest the Sub-strategy's assets in stocks of foreign companies and depository receipts. Acadian intends to invest primarily in the securities of foreign companies located in emerging markets, which Acadian considers to be companies that:

     o Have their principal securities trading market in an emerging market country;
     o Alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; or
     o Are organized under the laws of, and have a principal office in, an emerging country.

Acadian considers an "emerging market country" to be any country in the MSCI Emerging Markets Index. Acadian intends to focus the Sub-strategy's investments in those emerging market countries that it believes have developing economies and where the markets are becoming more sophisticated.

In selecting investments for the Sub-strategy, Acadian pursues an active, disciplined investment approach that forecasts markets and securities using a range of quantitative factors related to valuation, earnings, quality, price patterns, economic data and risk. Buy and sell decisions are made objectively and driven by changes in expected returns on investments. In making buy and sell decisions, Acadian analyzes the risk and expected return characteristics of the portfolio's current holdings as compared to the entire investment universe. Less attractive securities are discarded from the portfolio while more attractive securities are added, provided that the cost of the purchase and sale of such securities do not exceed the expected value added to the portfolio of such investment decisions. Pursuant to its investment strategies, Acadian may buy and sell securities frequently.

KP FIXED INCOME FUND

INVESTMENT OBJECTIVE

The KP Fixed Income Fund seeks to provide current income consistent with the preservation of capital.

INVESTMENT STRATEGY

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. For purposes of the fund's 80% policy, fixed income securities include corporate bonds issued by U.S. and foreign companies; residential and commercial mortgage-backed securities and other asset-backed securities; mortgage dollar rolls; debt securities issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments, and supranational organizations; taxable municipal securities; commercial paper issued by U.S. and foreign companies; convertible bonds; senior, second lien and subordinated floating rate loans; floating rate debt securities; exchange-traded funds ("ETFs") that invest in such securities; and derivatives with economic characteristics similar to the foregoing. The fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change. The fund currently intends to invest more than 25% of its net assets in U.S. government securities.

The fund uses a "multi-manager" approach, whereby the Adviser allocates the fund's assets among a number of sub-advisers with differing Sub-strategies.
The Adviser determines the target Sub-strategy allocation for the fund, identifies sub-advisers to manage the fund's assets according to those Sub-strategies, and allocates fund assets among sub-advisers to maintain the fund's target Sub-strategy allocation. Each sub-adviser invests the portion of the fund's assets allocated to it under the general supervision of the Adviser. Each of the four Sub-strategies is described below:

PASSIVE INTERMEDIATE FIXED INCOME: SSgA manages the portion of the fund's assets allocated to the Passive Intermediate Fixed Income Sub-strategy. Under normal circumstances, SSgA seeks to invest a substantial portion of the Sub-strategy's assets in securities that are included in the Barclays Intermediate Government/Credit Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed rate debt securities. SSgA may invest up to 40% of the Sub-strategy's assets in ETFs that invest in securities included in the Barclays Intermediate Government/Credit Index.

Pursuant to the Sub-strategy, SSgA will employ a stratified sample approach to build a portfolio whose broad characteristics match those of the Barclays Intermediate Government/Credit Index. This strategy is commonly referred to as an indexing strategy. The Sub-strategy's portfolio securities may differ from those of the Barclays Intermediate Government/Credit Index, and the Sub-strategy may not track the performance of the Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Sub-strategy, and differences between how and when the sub-strategy and the Index are valued.

ACTIVE CORE FIXED INCOME: Loomis, Sayles & Company, L.P. ("Loomis Sayles") manages the portion of the fund's assets allocated to the Active Core Fixed Income Sub-strategy. Under normal circumstances, Loomis Sayles seeks to invest the Sub-strategy's assets in the following U.S. dollar-denominated, investment grade, fixed income securities: debt securities issued or guaranteed by the U.S. government and its agencies and instrumentalities, corporate bonds issued by U.S. and foreign companies, taxable municipal securities, residential and commercial mortgage-backed securities and other asset-backed securities, and mortgage dollar rolls. In pursuing the fund's investment objective, Loomis Sayles seeks to outperform the Barclays US Aggregate Bond Index consistently over time while maintaining a risk profile close to that of the Index. The Barclays US Aggregate Bond Index is well known and reflects the government, mortgage and corporate markets that make up the largest portion of Loomis Sayles' investment grade bond universe.

Loomis Sayles' investment philosophy focuses on research-driven, relative value investing on a risk-adjusted basis, adding value primarily through security selection while continually managing risk in the portfolio. Duration is typically kept within 10% of the Barclays US Aggregate Bond Index. The investment strategy has a bias for bonds that are liquid, or can be traded readily in the markets. The portfolio may include up to 5% of its value in bonds whose credit quality is rated below investment grade, although Loomis Sayles typically views these bonds as having similar credit quality to investment grade.

EMERGING MARKETS FIXED INCOME: Payden & Rygel manages the portion of the fund's assets allocated to the Emerging Markets Fixed Income Sub-strategy. Under normal circumstances, Payden & Rygel seeks to invest the Sub-strategy's assets in a wide variety of fixed income instruments and income-producing securities, including: (1) debt securities issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; and (3) convertible bonds and preferred stock.

Under normal market conditions, Payden & Rygel intends to invest a substantial portion of the Sub-strategy's assets in the above fixed income instruments and income-producing securities issued by issuers organized or headquartered in emerging market countries. Payden & Rygel considers an emerging market country to be a country which the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy. Payden & Rygel may invest up to 20% of the Sub-strategy's assets in other debt securities and similar debt instruments, including those of issuers located in countries with developed securities markets.

Payden & Rygel utilizes a top-down process focusing on sovereign risk analysis followed by bottom-up security selection, analyzing the universe of emerging markets debt instruments including hard and local currencies. Payden & Rygel targets countries that are identified through extensive analysis of their macroeconomic variables, sovereign credit ratios, political stability, and the quality of the country's business environment. Sovereign risk analysis is based on fundamental country research and quantitative analysis of macroeconomic data. Security selection includes quantitative analysis of yield curves and spread relationships, as well as fundamental credit research conducted by a dedicated team of global credit analysts.

Payden & Rygel may also buy the following derivatives: interest rate swaps, securities index swaps, credit default swaps, currency swaps, structured notes, futures contracts and forward contracts, and may also sell credit default swaps. Interest rate swaps may be used to hedge positions and to enhance returns, while securities index swaps, credit default swaps, currency swaps, structured notes, futures contracts and forward contracts may be used primarily to enhance fund returns and manage overall risk. Derivatives with economic characteristics similar to fixed income securities will be included as investments that satisfy the fund's 80% policy described above.

SENIOR FLOATING RATE LOANS: Eaton Vance Management ("Eaton Vance") manages the portion of the fund's assets allocated to the Senior Floating Rate Loans Sub-strategy. Under normal circumstances, Eaton Vance seeks to invest the Sub-strategy's assets primarily in senior floating rate loans of domestic and foreign borrowers ("Senior Loans"). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings.

Eaton Vance may invest up to 25% of the Sub-strategy's assets in foreign Senior Loans denominated in U.S. dollars. Eaton Vance may also invest the Sub-strategy's assets in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans ("Junior Loans"), other floating rate debt securities, fixed income debt obligations and money market instruments. Eaton Vance considers money market holdings and other short term investments with a remaining maturity of less than 60 days to be floating rate assets.

Eaton Vance may also purchase interest rate swaps for hedging purposes.

Eaton Vance seeks to maintain broad borrower and industry diversification among the Sub-strategy's holdings, including senior loans. When selecting an investment, Eaton Vance seeks to utilize analysis of various investment characteristics, including risk/return characteristics. Eaton Vance may sell a holding if its risk/return profile deteriorates or to pursue more attractive investment opportunities. In managing the Sub-strategy, Eaton Vance seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Sub-strategy's investment goals.

UNAFFILIATED UNDERLYING FUNDS

UNAFFILIATED COMMODITY STRATEGY FUND

INVESTMENT OBJECTIVE

The fund seeks total return consisting of capital appreciation and current income.

INVESTMENT STRATEGY

The fund seeks to achieve its investment objective by generally investing in a universe of commodity-linked derivative instruments and fixed income investments. The fund gains exposure to commodities markets by investing in derivative instruments, such as commodity-linked structured notes and commodity index-linked structured notes, in swap agreements, and/or in other commodity-linked instruments (such as futures contracts on individual commodities or commodity indices). The fund may invest up to 25% of its total assets in a wholly-owned subsidiary formed in the Cayman Islands, which has the same investment objective as the fund and has a strategy of investing in derivative instruments, such as commodity-linked swap agreements and other commodity-linked instruments, futures contracts on individual commodities or commodity indices, and options on these instruments. The fund, directly and/or through its investment in the subsidiary, expects to use such derivatives extensively as part of its investment strategy. The fund's investment adviser expects that most fixed income investments will be made in the obligations of issuers that are located in developed countries, but anticipates investing in issuers located in emerging markets as well.

The fund's investments may include foreign securities denominated in foreign currencies. The fund may hedge such currency exposure by entering into foreign forward currency contracts. The fund also may enter into credit default swaps to hedge its credit exposure, gain market or issuer exposure without owning the underlying securities, or increase the fund's expected total return.

The fund is "non-diversified," which means that it may invest its assets in a smaller number of issuers than a diversified fund. The fund also may lend its portfolio securities to generate additional income.

UNAFFILIATED INTERNATIONAL PROPERTY FUND

INVESTMENT OBJECTIVE

The fund seeks to provide current income and long-term capital gains.

INVESTMENT STRATEGY

The fund seeks to achieve its investment objective by investing primarily in international property companies whose business is to own, operate, develop and manage international real estate. Under normal market circumstances, the fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the equity securities of non-U.S. companies, including companies located in emerging market countries, with a primary emphasis on REITs or REIT-like structures that (i) derive at least 50% of their revenues from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate, or (ii) invest at least 50% of the fair market value of their assets in real estate. The securities in which the fund may invest include common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

UNAFFILIATED GLOBAL LISTED INFRASTRUCTURE FUND

INVESTMENT OBJECTIVE

The fund seeks total return.

INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities, principally common stocks, of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, with securities listed on a national or other recognized securities exchange. The fund concentrates its investments in industries represented by infrastructure companies. The fund's investment adviser focuses on companies with a minimum market capitalization of $250 million that own physical infrastructure and which it believes are undervalued.

Under normal market conditions, the fund invests significantly in infrastructure companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S., including companies with some business activities located in emerging market countries. The fund's investment adviser generally seeks to substantially hedge foreign currency exposure in the fund back to the U.S. dollar by entering into foreign currency forward contracts, although the fund's total foreign currency exposure may not be fully hedged at all times.

UNAFFILIATED INSTITUTIONAL FLOATING RATE FUND

INVESTMENT OBJECTIVE

The fund seeks high current income and, secondarily, capital appreciation.

INVESTMENT STRATEGY

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in floating rate loans and floating rate debt securities. Most, if not all, of the loans in which the fund invests are rated below investment-grade (BB and lower, or an equivalent rating) or are not rated by a major credit rating agency. Floating rate loans have interest rates that reset periodically (typically quarterly or monthly).

The loans held by the fund may be senior or subordinate obligations of the borrower, although the fund normally invests the majority of its assets in senior floating rate loans. Holders of subordinate loans may be paid after more senior bondholders. There is no limit on the fund's investments in unsecured loans or in companies involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund may invest up to 20% of its total assets in non-U.S.
dollar-denominated loans and debt securities.

UNAFFILIATED NATURAL RESOURCES FUND

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

INVESTMENT STRATEGY

The fund will normally invest at least two-thirds of its assets in the common stocks of natural resource companies whose earnings and tangible assets, in the opinion of the fund's investment adviser, could benefit from accelerating inflation. The fund also invests in other growth companies that the fund's investment adviser believes have strong potential for earnings growth but do not own or develop natural resources. The natural resource companies held by the fund typically own, develop, refine, service, or transport resources, including energy, metals, forest products, real estate, and other basic commodities. The fund has the discretion to deviate from its normal investment criteria, as described, and purchase securities that the fund's management believes will provide an opportunity for substantial appreciation. Up to 50% of the fund's total assets may be invested in foreign securities.

UNAFFILIATED INFLATION-PROTECTED SECURITIES FUND

INVESTMENT OBJECTIVE

The fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

INVESTMENT STRATEGY

The fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in the range of 7 to 20 years. At a minimum, all bonds purchased by the fund will be rated "investment grade" or, if unrated, will be considered by the advisor to be investment grade.

UNAFFILIATED REIT INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.

INVESTMENT STRATEGY

The fund employs an indexing investment approach designed to track the performance of the MSCI US REIT Index. The index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs). The fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index.

UNAFFILIATED SHORT-TERM BOND INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.

INVESTMENT STRATEGY

The fund employs an indexing investment approach designed to track the performance of the Barclays Capital U.S. 1--5 Year Government/Credit Float Adjusted Index. This index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued.

The fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics. All of the fund's investments will be selected through the sampling process, and at least 80% of the fund's assets will be invested in bonds held in the index. The fund maintains a dollar-weighted average maturity consistent with that of the index, which generally does not exceed 3 years.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS

The value of your investment in a Fund is based primarily on the prices of the Underlying Funds that the Fund purchases. In turn, the price of each Underlying Fund is based on the value of its assets. The prices of these assets change daily and each Underlying Fund's performance reflects the risks of investing in a particular asset class or classes. The risks described below apply to each Underlying Fund as indicated in the following table. The degree to which the risks described below apply to a particular Fund varies according to its allocation among Underlying Funds.

------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED UNDERLYING FUNDS                              KP LARGE CAP      KP SMALL CAP      KP INTERNATIONAL      KP FIXED INCOME
                                                         EQUITY FUND       EQUITY FUND          EQUITY FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
Allocation Risk                                               X                 X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities Risk                                                                                             X
------------------------------------------------------------------------------------------------------------------------------------
Below Investment Grade Securities (Junk Bonds) Risk                                                                      X
------------------------------------------------------------------------------------------------------------------------------------
Convertible Securities and Preferred Stocks Risk              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
Corporate Fixed Income Securities Risk                                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Credit Risk                                                                                                              X
------------------------------------------------------------------------------------------------------------------------------------
Currency Risk                                                                                      X                     X
------------------------------------------------------------------------------------------------------------------------------------
Depositary Receipts Risk                                      X                                    X
------------------------------------------------------------------------------------------------------------------------------------
Derivatives Risk                                              X                 X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
Equity Markets Risk                                           X                 X                  X
------------------------------------------------------------------------------------------------------------------------------------
Extension Risk                                                                                                           X
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income Market Risk                                                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Investment/Emerging Markets Risk                      X                                    X                     X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Sovereign Debt Securities Risk                                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Forward Contracts Risk                                        X                 X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
Futures Contracts Risk                                                                             X                     X
------------------------------------------------------------------------------------------------------------------------------------
Geographic Concentration Risk                                                                      X
------------------------------------------------------------------------------------------------------------------------------------
Growth Investing Risk                                         X                 X                  X
------------------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                                                                                       X
------------------------------------------------------------------------------------------------------------------------------------
Investment Company Risk                                                                            X
------------------------------------------------------------------------------------------------------------------------------------
Investment in Europe Risk                                                                          X
------------------------------------------------------------------------------------------------------------------------------------
Investment in Japan Risk                                                                           X
------------------------------------------------------------------------------------------------------------------------------------
Investment Style Risk                                         X                 X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
Leverage Risk                                                 X                 X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
Liquidity Risk                                                X                 X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities Risk                                                                                          X
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls                                                                                                    X
------------------------------------------------------------------------------------------------------------------------------------
Multi-Manager Risk                                            X                 X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities Risk                                                                                                X
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                                                         X                                        X
------------------------------------------------------------------------------------------------------------------------------------
Prepayment Risk                                                                                                          X
------------------------------------------------------------------------------------------------------------------------------------
Senior Loans/Bank Loans Risk                                                                                             X
------------------------------------------------------------------------------------------------------------------------------------
Small and Medium Capitalization Companies Risk                                  X                  X
------------------------------------------------------------------------------------------------------------------------------------
Swap Agreements Risk                                                                                                     X
------------------------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                           X                 X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Risk                                                                                          X
------------------------------------------------------------------------------------------------------------------------------------
Value Investing Risk                                          X                 X                  X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED         UNAFFILIATED  UNAFFILIATED   UNAFFILIATED   UNAFFILIATED  UNAFFILIATED  UNAFFILIATED  UNAFFILIATED UNAFFILIATED
UNDERLYING FUNDS      COMMODITY   INTERNATIONAL     GLOBAL       INSTITUTIONAL   NATURAL     INFLATION        REIT       SHORT TERM
                      STRATEGY      PROPERTY        LISTED         FLOATING     RESOURCES    PROTECTED        INDEX         BOND
                        FUND         FUND       INFRASTRUCTURE       RATE         FUND       SECURITIES       FUND         INDEX
                                                     FUND            FUND                       FUND                        FUND

------------------------------------------------------------------------------------------------------------------------------------
Call Risk                 X
------------------------------------------------------------------------------------------------------------------------------------
Commodity Focus           X
Risk
------------------------------------------------------------------------------------------------------------------------------------
Commodity-Linked          X
Equities Risk
------------------------------------------------------------------------------------------------------------------------------------
Concentration Risk                                      X                                                        X
------------------------------------------------------------------------------------------------------------------------------------
Convertible                             X
Securities and
Preferred Stocks Risk
------------------------------------------------------------------------------------------------------------------------------------
Corporate Fixed           X
Income Securities
Risk
------------------------------------------------------------------------------------------------------------------------------------
Credit Risk               X                                             X                                                    X
------------------------------------------------------------------------------------------------------------------------------------
Currency Risk             X             X               X
------------------------------------------------------------------------------------------------------------------------------------
Depositary Receipts                     X
Risk
------------------------------------------------------------------------------------------------------------------------------------
Derivatives Risk          X                             X               X              X
------------------------------------------------------------------------------------------------------------------------------------
Equity Markets Risk                     X               X                              X                          X
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income Market       X                                                                                                  X
Risk
------------------------------------------------------------------------------------------------------------------------------------
Foreign                   X             X               X               X              X
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED         UNAFFILIATED  UNAFFILIATED   UNAFFILIATED   UNAFFILIATED  UNAFFILIATED  UNAFFILIATED  UNAFFILIATED UNAFFILIATED
UNDERLYING FUNDS      COMMODITY   INTERNATIONAL     GLOBAL       INSTITUTIONAL   NATURAL     INFLATION        REIT       SHORT TERM
                      STRATEGY      PROPERTY        LISTED         FLOATING     RESOURCES    PROTECTED        INDEX         BOND
                        FUND         FUND       INFRASTRUCTURE       RATE         FUND       SECURITIES       FUND         INDEX
                                                     FUND            FUND                       FUND                        FUND

------------------------------------------------------------------------------------------------------------------------------------
Investment/Emerging
Markets Risk
------------------------------------------------------------------------------------------------------------------------------------
Foreign Sovereign         X
Debt Securities Risk
------------------------------------------------------------------------------------------------------------------------------------
Forward Contracts         X                             X
Risk
------------------------------------------------------------------------------------------------------------------------------------
Futures Contracts         X
Risk
------------------------------------------------------------------------------------------------------------------------------------
Impairment of                                                           X
Collateral Risk
------------------------------------------------------------------------------------------------------------------------------------
Income Fluctuations                                                                                 X
Risk
------------------------------------------------------------------------------------------------------------------------------------
Infrastructure-Related                                  X
Company Risk
------------------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk        X             X                               X                           X             X          X
------------------------------------------------------------------------------------------------------------------------------------
Investment in             X
Subsidiary Risk
------------------------------------------------------------------------------------------------------------------------------------
Investment Style Risk     X             X               X               X              X            X             X          X
------------------------------------------------------------------------------------------------------------------------------------
Leverage Risk             X
------------------------------------------------------------------------------------------------------------------------------------
Liquidity Risk            X                                             X
------------------------------------------------------------------------------------------------------------------------------------
Market Risk               X             X               X               X              X            X             X          X
------------------------------------------------------------------------------------------------------------------------------------
Natural Resources                                                                      X
Industry Risk
------------------------------------------------------------------------------------------------------------------------------------
Non-Diversification       X
Risk
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover                                      X
Risk
------------------------------------------------------------------------------------------------------------------------------------
Prepayment Risk           X                                             X
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Industry                    X
Risk
------------------------------------------------------------------------------------------------------------------------------------
Regulatory Risk           X             X               X               X              X            X             X          X
------------------------------------------------------------------------------------------------------------------------------------
REITs Risk                              X                                                                         X
------------------------------------------------------------------------------------------------------------------------------------
Securities Lending        X
Risk
------------------------------------------------------------------------------------------------------------------------------------
Senior Loans/Bank                                                       X
Loans Risk
------------------------------------------------------------------------------------------------------------------------------------
Swap Agreements           X
Risk
------------------------------------------------------------------------------------------------------------------------------------
Tax Risk                  X
------------------------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                                                                                          X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government           X
Securities Risk
------------------------------------------------------------------------------------------------------------------------------------
Valuation Risk            X
------------------------------------------------------------------------------------------------------------------------------------
Value Investing Risk                                    X
------------------------------------------------------------------------------------------------------------------------------------

ALLOCATION RISK -- Pursuant to their investment objectives, certain Underlying Funds' assets will be allocated to various sub-strategies. Depending on the investment program of a particular sub-strategy and its sub-adviser, the sub-strategy may invest in a wide range of investments ranging from stocks and corporate bonds issued by domestic and foreign companies of all sizes in diverse industries, government bonds from developed and emerging countries, other fixed and floating rate debt securities, other investment companies such as exchange traded funds, and derivatives, among other investments. Further, each sub-strategy may be managed pursuant to a particular investment style, such as growth, value or indexing. Given the various investment styles it can choose from in determining which sub-strategies to which to allocate an Underlying Fund's assets, and the wide scope of the many investments a sub-adviser can make for a particular sub-strategy, an adviser could be wrong in determining the combination of investments, sub-strategies or sub-advisers that produce good returns under changing market conditions. The Underlying Funds could miss attractive investment opportunities if an adviser underweights allocations to sub-strategies that invest in markets that subsequently experience significant returns and could lose value if the adviser overweights allocations to sub-strategies that invest in markets that subsequently experience significant declines.

ASSET-BACKED SECURITIES RISK -- Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, an Underlying Fund will be unable to possess and sell the underlying collateral and that the Underlying Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, an Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK -- Below investment grade securities (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

CALL RISK -- Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An Underlying Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Underlying Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

COMMODITY FOCUS RISK -- An Underlying Fund may be exposed, from time to time, to the performance of a small number of commodity sectors (for example, energy, metals or agricultural), which may represent a large portion of the Underlying Fund. As a result, the Underlying Fund may be subject to greater volatility than if the Underlying Fund were more broadly diversified among commodity sectors.

COMMODITY-LINKED EQUITIES RISK -- Investments in commodity-linked equities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equities will not necessarily reflect changes in the price of commodities. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. In fact, commodity-related equities may actually have a higher correlation to movement in equities than the commodity market.

CONCENTRATION RISK -- If an Underlying Fund is concentrated in a particular industry or group of industries (that is, invests more than 25% of its assets in such industry or industries), events that affect such industry or industries will have a greater effect on the Underlying Fund than they would on a fund that is more widely diversified among a number of unrelated industries.

CONVERTIBLE SECURITIES AND PREFERRED STOCKS RISK -- Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or are not rated and are subject to credit risk and prepayment risk, which are discussed below.

CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

CREDIT RISK -- Credit risk is the risk that a decline in the credit quality of an investment could cause an Underlying Fund to lose money. An Underlying Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

CURRENCY RISK -- Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to an Underlying Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Passive investment in currencies may subject an Underlying Fund to additional risks and the value of the Underlying Fund's investments denominated in foreign currencies may fluctuate in response to broader macroeconomic risks than if the Underlying Fund invested only in equity securities.

DEPOSITARY RECEIPTS RISK -- American Depositary Receipts (ADRs) are dollar-denominated depositary receipts typically issued by a U.S. financial institution that evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Global Depositary Receipts (GDRs) are similar to ADRs but represent shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described below. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading markets and GDRs, many of which represent shares issued by companies in emerging markets, may be more volatile.
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depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

DERIVATIVES RISK -- Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts, credit-linked notes and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by an Underlying Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for an Underlying Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to an Underlying Fund will cause the value of an investment in the Underlying Fund to decrease. Forward Contracts Risk, Futures Risk, and Swap Agreements Risk are each discussed below in further detail.

EQUITY MARKETS RISK -- Because certain Underlying Funds will significantly invest in equity securities, those Underlying Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in such Underlying Funds.

EXTENSION RISK -- Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, an Underlying Fund may exhibit additional volatility.

FIXED INCOME MARKET RISK -- The prices of an Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.



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FOREIGN INVESTMENT/EMERGING MARKETS RISK -- Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

An emerging market country is any country determined by the Underlying Fund's investment adviser to have an emerging market economy. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

FORWARD CONTRACTS RISK -- A forward contract involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for an Underlying Fund's account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and
(iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forward contracts are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section. Forward currency contracts are also subject to currency risk, which is described elsewhere in this section.

FUTURES CONTRACTS RISK -- Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk;
(ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, an



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Underlying Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Liquidity risk is further described elsewhere in this section.

GROWTH INVESTING RISK -- Certain Underlying Funds may invest in securities of companies that their adviser or sub-adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. In addition, these may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

IMPAIRMENT OF COLLATERAL RISK -- The value of collateral securing a floating rate loan may decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. An Underlying Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INCOME FLUCTUATIONS RISK -- An Underlying Fund's income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

INFLATION PROTECTED SECURITIES RISK -- The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in "real" interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

INFRASTRUCTURE-RELATED COMPANY RISK -- An Underlying Fund that concentrates its investments in infrastructure-related companies has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards
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INTEREST RATE RISK -- Interest rate risk is the risk that an Underlying Fund's yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities, including U.S. Government securities, in which an Underlying Fund invests, while a fall in interest rates typically causes a rise in values of such securities.

INVESTMENT COMPANY RISK -- When an Underlying Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Underlying Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Underlying Fund had invested directly in the underlying investments. See also, "Exchange Traded Funds (ETFs) Risk," above.

INVESTMENT IN EUROPE RISK -- An Underlying Fund may invest in securities of European issuers. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union ("EU") or debt restructuring. Assistance given to an EU member state may be dependent on a country's implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events may adversely affect the economic and market environment in Europe, which in turn may adversely affect the price or liquidity of high yield securities issued by European issuers and therefore may adversely affect an Underlying Fund and its investments in such securities.

INVESTMENT IN JAPAN RISK -- The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.

INVESTMENT IN SUBSIDIARY RISK -- Certain Underlying Funds may invest a portion of their assets in wholly-owned subsidiaries organized under the laws of a country other than U.S., such as the Cayman Islands. Such a subsidiary would not be registered under the 1940 Act and, unless otherwise noted in the Underlying Fund's prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, an Underlying Fund, as an investor in the subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the U.S. and/or the country under whose laws the subsidiary was organized could result in the inability of the Underlying Fund and/or the subsidiary to operate as intended and could negatively affect the Underlying Fund and its shareholders.

INVESTMENT STYLE RISK -- Investment style risk is the risk that an Underlying Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as whole.

LEVERAGE RISK -- Certain Underlying Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on an Underlying Fund's share price and make the Underlying Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's portfolio securities. The use of leverage may also cause an Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.



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LIQUIDITY RISK -- Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

MARKET RISK -- The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of an Underlying Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Underlying Fund.

The privately issued mortgage-backed securities in which an Underlying Fund invests may not be issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, with respect to these mortgage-backed securities, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to an Underlying Fund and affect its share price.

MORTGAGE DOLLAR ROLLS RISK -- An Underlying Fund may invest in mortgage dollar rolls, which are transactions in which the Underlying Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, an Underlying Fund forgoes principal and interest paid on such securities. An Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, an Underlying Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and may initially involve only a firm commitment agreement by an Underlying Fund to buy a security. If the broker-dealer to whom an Underlying Fund sells the security becomes insolvent, the Underlying Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security an Underlying Fund is required to repurchase may be worth less than the security that the Underlying Fund originally held.

MULTI-MANAGER RISK -- An Underlying Fund's adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Underlying Fund's assets
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any one management style. While an Underlying Fund's adviser monitors the investments of each sub-adviser and monitors the overall management of the Underlying Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of an Underlying Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

MUNICIPAL SECURITIES RISK -- Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of an Underlying Fund's holdings. As a result, an Underlying Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not invest in municipal obligations to the same degree as the Underlying Fund. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by an Underlying Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Underlying Fund's securities.

NATURAL RESOURCES INDUSTRY RISK -- If an Underlying Fund that focuses its investment in securities of companies in the natural resources industries, events that affect the natural resources industries will have a greater effect on the Underlying Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Underlying Fund.

NON-DIVERSIFICATION RISK -- An Underlying Fund that is non-diversified may invest in the securities of relatively few issuers. As a result, the Underlying Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, an Underlying Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

PREPAYMENT RISK -- Certain Underlying Funds' investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Underlying Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Underlying Fund.

REAL ESTATE INDUSTRY RISK -- An Underlying Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include declines in the value



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of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, lack of ability to access the creditor capital markets, overbuilding, extended vacancies of properties, defaults by borrowers or tenants (particularly during an economic downturn), increasing competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from clean-ups of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in market and sub-market values and the appeal of properties to tenants, and changes in interest rates. In addition to these risks, real estate investment trusts ("REITs") and real estate operating companies ("REOCs") are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or in a single type of property. These factors may increase the volatility of the Fund's investments in REITs or REOCs. Risk associated with investment in REITs is further discussed below.

REGULATORY RISK -- Governments, agencies, or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or an Underlying Fund's performance.

REITS RISK -- REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through an Underlying Fund, shareholders will not only bear the proportionate share of the expenses of the Underlying Fund, but will also, indirectly, bear similar expenses of underlying REITs. The Underlying Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act.

SECURITIES LENDING RISK -- An Underlying Fund may lend its securities to certain financial institutions in an attempt to earn additional income. When an Underlying Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Underlying Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. An Underlying Fund that lends its securities may pay lending fees to a party arranging the loan.

SENIOR LOANS/BANK LOANS RISK: Senior loans have the most senior position in a borrower's capital structure or share this position with other senior debt securities of the borrower, thereby giving the senior loan holders a priority claim on all or a portion of a borrower's assets in the event of default. Senior loans generally are negotiated between a borrower and one or more financial institution lenders which generally are represented by an agent bank responsible for negotiating the terms and conditions of the loan. An Underlying Fund may invest in senior loans by acting as one of the group of original lenders. An Underlying Fund may also participate in senior loans by purchasing assignments of portions of senior loans from third parties or by investing in participations in senior loans which are sometimes referred to as bank loans. With respect to direct loans or loans purchased by assignment, an Underlying Fund generally has a contractual relationship with the borrower and therefore direct rights against the borrower in the event of a default. With respect to participations, an Underlying Fund typically has a contractual right with the lender, generally a bank selling the participation, and therefore assumes the credit risk of the lender in addition to the credit risk of the borrower. In the event of an insolvency of the lender selling the participation, an Underlying Fund may be treated as a general creditor of the lender but may not
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a senior claim to the lender's loan to the borrower. Certain senior loans, including certain participations in senior loans, may be illiquid and an Underlying Fund may not be able to sell such senior loans quickly for a fair price. While a liquid secondary market for senior loans has increased over the years, particularly with respect to loans held directly, the secondary market for such instruments is not as liquid as for other types of investments. The lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on an Underlying Fund's ability to dispose of such investments quickly, particularly in response to a specific economic event or the sudden deterioration in the creditworthiness of the borrower. Additionally, in the event of an insolvency, a court could subordinate a senior loan to presently existing or future indebtedness of the borrower to take other action detrimental to the lenders.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

SWAP AGREEMENTS RISK -- Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Swap agreements involve the risk that the party with whom the Underlying Fund has entered into the swap will default on its obligation to pay the Underlying Fund and the risk that the Underlying Fund will not be able to meet its obligations to the other party to the agreement. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively).

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give an Underlying Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, an Underlying Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables an Underlying Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If an Underlying Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Underlying Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If an Underlying Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Underlying Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying



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securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

TAX RISK -- An Underlying Fund may gain most of its exposure to the commodities markets through its investment in a wholly owned subsidiary organized under the laws of a country other than U.S., such as the Cayman Islands, which, in turn, may invest in commodity investments and derivative instruments. To the extent an Underlying Fund invests in such instruments directly, it may seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Underlying Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Underlying Fund's taxable income or gains and distributions.

Certain Underlying Funds may have received a private letter ruling from the Internal Revenue Service ("IRS") concluding that income derived from certain forms of commodity-linked notes and investments in a wholly-owned subsidiary will constitute qualifying income under Subchapter M of the Internal Revenue Code of 1986, as amended. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from investments in a subsidiary does not constitute qualifying income, the Underlying Fund might be adversely affected and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategies and increased costs and taxes.

TRACKING ERROR RISK -- If an Underlying Fund attempts to track the performance of a benchmark index, factors such as cash flows, Underlying Fund expenses, imperfect correlation between the Underlying Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark and regulatory policies may affect the Underlying Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, an Underlying Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index. An Underlying Fund may be subject to the risk that the performance of the Underlying Fund may deviate from its benchmark index. If the Underlying Fund's investment adviser purchases only a representative portion of the securities in the benchmark index, the performance of the Fund's portfolio of securities may not match that of the benchmark index. Depending on the investment adviser's approach and the size of the Underlying Fund, the representative sample of securities in the benchmark index that are actually held by the Underlying Fund may vary from time to time. In addition, the Underlying Fund may be subject to the risk that its investment approach, which
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the performance of the benchmark index, may perform differently than other mutual funds that focus on particular equity market segments or invest in other asset classes.

U.S. GOVERNMENT SECURITIES RISK -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

VALUATION RISK -- The risk that a security may be difficult to value and/or valued incorrectly.

VALUE INVESTING RISK -- Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the investment adviser of an Underlying Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Underlying Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.


INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI. [Website information to be inserted.]

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

Callan Associates Inc. (the "Adviser"), an independently-owned investment consulting firm founded in 1973, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 101 California Street, Suite 3500, San Francisco, California 94111. As of [XX], 2013, the Adviser had approximately $[XX] in assets under management.

The Adviser has overall supervisory responsibility for the general management and investment of the Funds' securities portfolios, and subject to review and approval by the Board, sets the Funds' overall investment strategies. For its advisory services to each Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.00% of a Fund's average daily net assets invested in Affiliated Underlying Funds and [____]% of a Fund's average daily net assets invested in Unaffiliated Underlying Funds. The Adviser does not charge an investment advisory fee on Fund assets invested in Affiliated Underlying Funds because it receives an investment advisory fee from the Affiliated Underlying Funds for its services as investment adviser to the Affiliated Underlying Funds. The net investment advisory fee that the Adviser receives from the Affiliated Underlying Funds (that is, the advisory fee that the Adviser retains after paying the sub-advisory fee to the sub-advisers of the Affiliated Underlying Funds) is anticipated to be the same as the fee that it receives from the Fund on Fund assets invested in Unaffiliated Underlying Funds.

Gregory C. Allen is the President, Director of Research and Co-Portfolio Manager of the Adviser. Mr. Allen has been with the firm for 25 years and has 25 years of investment industry experience.

Kelly Cliff, CFA, CAIA, is the Senior Vice President, CIO of Public Markets and Co-Portfolio Manager of the Adviser. Ms. Cliff has been with the Adviser for 21 years and has 21 years of investment industry experience.



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A discussion regarding the basis for the Board's approval of the Funds'
investment advisory agreement will be available in the Fund's initial Annual Report.

PRICING OF FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value ("NAV") next determined after a Fund or authorized institution receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, a Fund (or an authorized institution) must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- each Fund reserves the right to calculate NAV as of the earlier closing time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

In valuing Underlying Fund investments, each Fund use the NAVs reported by the Underlying Funds in which it invests. In valuing other portfolio securities, if any, each Fund generally uses market quotations and valuations provided by independent pricing services. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, a Fund will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. The respective prospectuses for the Underlying Funds in which a Fund invest explain the circumstances in which those Underlying Funds will use fair value pricing and the effects of fair value pricing.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Class shares of the Funds.

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see "Taxes."

HOW TO PURCHASE AND REDEEM FUND SHARES

Shares of each Fund are offered exclusively to members of tax qualified plans specified by Kaiser Foundation Health Plan, Inc. ("Eligible Plans"). Any individual with an account under an Eligible Plan may purchase shares of each Fund.



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Purchases and redemptions of the shares are made through the recordkeeper of an
Eligible Plan. All purchase and redemption of Fund shares shall be facilitated through a clearing corporation process unless otherwise specified in this document. Please contact your Eligible Plan's recordkeeper for instructions.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

REDEMPTIONS IN-KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). The Funds may also redeem in-kind to discourage short-term trading of shares. It is highly unlikely that your shares would ever be redeemed in-kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission ("SEC"). More information about this is in the SAI.

[PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any shareholder servicing payments that are reflected in the fees and expenses listed in the fee table sections of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" and "Shareholder Services" in the Funds' SAI.



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The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Funds' shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.]

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

o Shareholders are restricted from making more than [____] "round trips," including an exchange, into or out of a Fund within any [____]-day period. If a shareholder exceeds this amount, a Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. Each Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

o Each Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Each Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Each Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur. Systematic purchases and redemptions are exempt from these policies.



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Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into "information sharing agreements" with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

A Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable a Fund to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will



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be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Funds distributes their net investment income and makes distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid in cash. To elect to receive your distribution in cash, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions made available by the Funds in cash after the Funds receive your notice. To cancel your election, simply send written notice to the Funds. Distributions from the Funds will be taxable to shareholders whether received in cash or reinvested in additional shares. Shareholders who reinvest distributions in the Funds will be required to pay taxes on such distributions from other resources.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) Plan, 403(b) Plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. If you have questions about the tax consequences of 401(k) Plan or 403(b) Plan withdrawals, you should consult your tax advisor or plan administrator.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.





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FINANCIAL HIGHLIGHTS

Because the Funds have not commenced operations as of the date of this prospectus, financial highlights are not available.




















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THE KP FUNDS

INVESTMENT ADVISER

Callan Associates Inc.
101 California Street, Suite 3500
San Francisco, California 94111

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103-2921

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated [INSERT DATE], includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Funds' holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: [INSERT NUMBER]

BY MAIL:      [INSERT ADDRESS]

BY INTERNET:  [INSERT WEB ADDRESS]


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

THE TRUST'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-22838

                                                                [INVENTORY CODE]

                             SUBJECT TO COMPLETION

       PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED [___], 2013

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND
 MAY BE CHANGED. THE TRUST MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS
STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE
                        OFFER OR SALE IS NOT PERMITTED.

                      STATEMENT OF ADDITIONAL INFORMATION

                            KP LARGE CAP EQUITY FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                            KP SMALL CAP EQUITY FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                          KP INTERNATIONAL EQUITY FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                              KP FIXED INCOME FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                          KP RETIREMENT PATH 2015 FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                          KP RETIREMENT PATH 2020 FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                          KP RETIREMENT PATH 2025 FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                          KP RETIREMENT PATH 2030 FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                          KP RETIREMENT PATH 2035 FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                          KP RETIREMENT PATH 2040 FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                          KP RETIREMENT PATH 2045 FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                          KP RETIREMENT PATH 2050 FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                          KP RETIREMENT PATH 2055 FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                          KP RETIREMENT PATH 2060 FUND
                   (TICKER SYMBOL: INSTITUTIONAL CLASS--XXXX)

                         EACH, A SERIES OF THE KP FUNDS

                                  [DATE], 2013

                              INVESTMENT ADVISER:
                             CALLAN ASSOCIATES INC.

                            INVESTMENT SUB-ADVISERS:
                          Acadian Asset Management LLC
                            CastleArk Management LLC
                           Columbus Circle Investors
                          DePrince Race & Zollo, Inc.
                             Eaton Vance Management
                         Loomis, Sayles & Company, L.P.
                         Marathon Asset Management LLP
                           MFS Investment Management
                                 Payden & Rygel
                          SSgA Funds Management, Inc.
                         T. Rowe Price Associates, Inc.
                             Walthausen & Co., LLC


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The KP Funds (the "Trust") and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund, KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund (each a "Fund" and together, the "Funds"). This SAI is incorporated by reference into and should be read in conjunction with the Funds' prospectuses (the "Prospectuses") dated [Date], 2013. Capitalized terms not defined herein are defined in the Prospectuses. Shareholders may obtain copies of the Prospectuses or the Funds' Annual Report, when available, free of charge by writing to the Trust at [Address], or calling the Trust at [Phone Number].

                               TABLE OF CONTENTS


THE TRUST ..............................................................   S-1
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS ..................   S-1
INVESTMENT LIMITATIONS .................................................  S-30
THE ADMINISTRATOR ......................................................  S-33
THE ADVISER AND THE SUB-ADVISERS .......................................  S-34
DISTRIBUTION ...........................................................  S-54
TRUSTEES AND OFFICERS OF THE TRUST .....................................  S-54
PURCHASE AND REDEMPTION OF SHARES ......................................  S-59
TAXES ..................................................................  S-60
PORTFOLIO TRANSACTIONS .................................................  S-66
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION ...........................  S-67
DESCRIPTION OF SHARES ..................................................  S-68
LIMITATION OF TRUSTEES' LIABILITY ......................................  S-68
CODES OF ETHICS ........................................................  S-68
VOTING .................................................................  S-69
SHAREHOLDER LIABILITY ..................................................  S-69
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ....................  S-69
TRANSFER AGENT .........................................................  S-69
CUSTODIAN ..............................................................  S-69
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..........................  S-69
LEGAL COUNSEL ..........................................................  S-69
APPENDIX A -- DESCRIPTION OF RATINGS ...................................   A-1
APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES .....................   B-1



[Date], 2013

                                   THE TRUST

The KP Funds (the "Trust") is an open-end management investment company that offers shares of diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated March 25, 2013 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Shareholders currently may purchase shares in the portfolios through one class. Additional share classes of portfolios may be offered in the future, which may provide for variations in distribution fees, transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

The management and affairs of the Trust are supervised by a Board of Trustees (each member, a "Trustee" and collectively, the "Trustees" or the "Board") under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described in this Statement of Additional Information ("SAI"), certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any portfolio, all assets of such portfolio, belong to that portfolio and would be subject to the liabilities related thereto. The Trust pays its expenses, including, among others, the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and report to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses. This SAI relates to the following portfolios: KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund, KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund (each, a "Fund" and together, the "Funds"), including all classes of the Funds.

The investment adviser, Callan Associates Inc. ("Callan" or the "Adviser") and investment sub-advisers (each, a "Sub-Adviser" and, together, the "Sub-Advisers") to the Funds are referred to collectively as the "advisers." The affiliated and unaffiliated investment companies in which each Fund may invest are each referred to as an "Underlying Fund" and collectively as "Underlying Funds."

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. References to "Fund," where applicable, also refer to the underlying funds in which the Funds may invest. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investments or investment practices will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. The Adviser or a Sub-Adviser, as applicable, may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by a Fund's stated investment policies, including those stated below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's investment objective.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")--ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

Although the two types of depositary receipt facilities (unsponsored and sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

ASSET-BACKED SECURITIES--Asset-backed securities are securities backed by non-mortgage assets, such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables.

Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations.

Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets that are passed through to the security holder. Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities.

For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

COLLATERALIZED DEBT OBLIGATIONS ("CDOs"). CDOs are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation ("CLO") if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics that are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset passthroughs to be prepaid prior to their stated maturity.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectus, asset-backed securities carry additional risks including, but not limited to, the possibilities that: (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

For purposes of the Funds' concentration policies, asset-backed securities will be classified according to the underlying assets securing such securities.

COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

COMMODITY INVESTMENTS--A Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity investments, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, agricultural or meat products or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The Sub-Advisers and, to the extent it directly managed the assets of a Fund, the Adviser, seek to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism or political and regulatory developments. The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. For example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase in value. Of course, there can be no guarantee that these investments will perform in the same manner in the future, and at certain times the price movements of commodity investments have been parallel to those of debt and equity securities. In general, commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodity prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association ("GNMA") insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs nor PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

DEMAND INSTRUMENTS--Certain instruments may entail a demand feature that permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities" below.

DIRECT LOANS, ASSIGNMENTS AND LOAN PARTICIPATIONS--Senior loans and bank loans typically are arranged through private negotiations between a borrower and several financial institutions or a group of lenders which are represented by one or more lenders acting as agent. The agent frequently is a commercial bank that originates the loan and invites other parties to join the lending syndicate. The agent will be primarily responsible for negotiating the loan agreement between the borrower and the lenders and will have responsibility for the documentation and ongoing administration of the loan on behalf of the lenders after completion of the loan transaction.
A Fund can invest in a senior loan or bank loan either as a direct lender or through an assignment or participation. When a Fund acts as a direct lender, it will have a direct contractual relationship with the borrower and may participate in structuring the loan, enforce compliance by the borrower with the terms of the loan agreement and may have voting, consent and set-off rights under the loan agreement.

Loan assignments are investments in all or a portion of certain senior loans or bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by a Fund may differ from and be more limited than those held by the assigning lender.

With respect to senior loan or bank loan participations, a holder of a loan participation typically has only a contractual right with the seller of the participation and not with the borrower or any other entities interpositioned between the seller of the participation and the borrower. As such, the purchaser of a loan participation assumes the credit risk of the seller of the participation, and any intermediary entities between the seller and the borrower, in addition to the credit risk of the borrower. A Fund holding a participation will have the right to receive payments of principal, interest and fees to which it may be entitled only from the seller of the participation and only upon receipt of the seller of such payments from the borrower or from any intermediary parties between the seller and the borrower. Additionally, the purchaser of a participation generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, will have no voting, consent or set-off rights under the loan agreement and may not directly benefit from the collateral supporting the loan although lenders that sell participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such participations. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller or intermediary. In addition, if the borrower fails to pay principal and interest when due, a Fund may be subject to greater delays, expenses and risks that those that would have been involved if the Fund had purchased a direct obligation of such borrower.

Direct loans, assignments and loan participations may be considered liquid, as determined by the advisers based on criteria approved by the Board.

DISTRESSED SECURITIES--Distressed securities are securities of issuers that are in transition, out of favor, financially leveraged or troubled or potentially troubled and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. Distressed securities are considered risky investments, although they may also offer the potential for correspondingly high returns. Such issuers' securities may be considered speculative, and the ability of such issuers to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such issuers.

EQUITY-LINKED WARRANTS--Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and purchases shares in the local market. The broker then issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrant can be redeemed for 100% of the value of the underlying stock (less transaction costs). American style warrants can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk associated with the issuing broker; however, the advisers select to mitigate this risk by only purchasing from issuers with high credit ratings. Equity-linked warrants also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks), and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Funds' investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES--Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Further, fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including through recognized foreign exchanges, registered exchanges in the U.S. or the over-the-counter market. Equity securities are described in more detail below:

COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Funds may purchase preferred stock of all ratings as well as unrated stock.

WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.

The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields that are higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities. The Funds that invest in convertible securities may purchase convertible securities of all ratings, as well as unrated securities.

SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. Such securities may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EUROBONDS--A Eurobond is a fixed income security denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars or U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

EXCHANGE TRADED NOTES ("ETNS")--ETNs are generally senior, unsecured, unsubordinated debt securities issued by a sponsor. They are designed to provide investors a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. An ETN's returns are based on the performance of a market index minus fees and expenses. ETNs are not equity investments or investment companies, but they do share some characteristics with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, they are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. The market value of an ETN is determined by supply and demand, the current performance of the market index to which the ETN is linked and the credit rating of the ETN issuer.

The market value of ETN shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities/commodities/instruments underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its net asset value. Certain ETNs may not produce qualifying income for purposes of the "Qualifying Income Test" (as defined in the "Taxes" section of this SAI), which must be met in order for a Fund to maintain its status as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Funds may not be able to accurately predict the non-qualifying income from these investments (see more information in the "Taxes" section of this SAI).

FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest and do not guarantee the yield or value of the securities or the yield or value of the Fund's shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

INVESTMENT GRADE FIXED INCOME SECURITIES. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, are determined to be of comparable quality by a Fund's advisers, as applicable (see "Appendix A--Description of Ratings" for a description of the bond rating categories of several NRSROs). Ratings of each NRSRO represent its opinion of the safety of principal and interest payments, not the market risk, of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics and also have speculative characteristics. Securities rated Baa3 or higher by Moody's or BBB- or higher by Standard & Poor's ("S&P") are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher-rated categories. In the event a security owned by a Fund is downgraded below investment grade, the

Fund's advisers, as applicable, will review the situation and take appropriate action with regard to the security.

LOWER-RATED SECURITIES. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (known as "credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as "market risk"). Lower-rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, it may be more difficult for a Fund to sell these securities, or a Fund may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain high yield securities at certain times. Under these circumstances, prices realized upon the sale of such lower-rated or unrated securities may be less than the prices used in calculating a Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower-rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the Fund's exposure to the risks of high yield securities. Certain Funds may invest in securities rated as low as "C" by Moody's or "D" by S&P and may invest in unrated securities that are of comparable quality as junk bonds.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower-rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, it may be forced to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may adversely affect a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

TAXES. The Funds may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and is therefore subject to the distribution requirements applicable to RICs under the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES--Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices that differ from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

The Funds' investments in emerging markets can be considered speculative and may therefore offer higher potential for gains and losses than investments in developed markets. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war), which could adversely affect the economies of such countries or investments in such countries. The economies of developing countries are generally heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market debt securities, a Fund's investments in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS--A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party's profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by "rolling" it over prior to the originally scheduled settlement date. A Fund may use forward contracts for cash equitization purposes, which allows a Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

The Funds may use currency instruments as part of a hedging strategy, as described below:

TRANSACTION HEDGING. Transaction hedging is when a Fund enters into a currency transaction with respect to specific assets or liabilities of the Fund, which generally arises in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Funds may enter into transaction hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of the foreign currency involved in the underlying security transaction.

POSITION HEDGING. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (called "position hedging"). A Fund may use position hedging when the advisers reasonably believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

CROSS HEDGES. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has, or in which the Fund expects to have, portfolio exposure.

PROXY HEDGES. A Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

In addition to the hedging transactions described above, the Funds may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

Unless consistent with and permitted by its stated investment policies, a Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging, described above. If consistent with and permitted by its stated investment policies, a Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. Certain Funds may engage in currency transactions for hedging purposes, as well as to enhance the Fund's returns.

The Funds may engage in non-deliverable forward transactions. A non-deliverable forward transaction is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed-upon foreign exchange rate on an agreed-upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed-upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed-upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Funds may invest in options on foreign currencies and futures contracts. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the "premium," but cannot lose more than this amount, plus related transaction costs. Thus, where a Fund is a holder of options contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or "writer." If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer's position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

Certain Funds may invest in foreign currency futures contracts. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject a Fund to additional risk.

RISKS. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position as required by 1940 Act.

The Funds may take active positions in currencies, which involve different techniques and risk analyses than the Funds' purchase of securities. Active investment in currencies may subject the Funds to additional risks, and the value of the Funds' investments may fluctuate in response to broader macroeconomic risks than if the Funds invested only in fixed income securities.

Currency transactions are subject to risks different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.

The Funds may take long and short positions in foreign currencies in excess of the value of the Funds' assets denominated in a particular currency or when the Funds do not own assets denominated in that currency. If a Fund enters into currency transactions when it does not own assets denominated in that currency, the Fund's volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund's assets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made, and generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and are therefore not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for hedging, risk management or other purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include:
(i) attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; (ii) attempting to minimize fluctuations in foreign currencies; (iii) attempting to gain exposure to a particular market, index or instrument; or (iv) other risk management purposes. A Fund may use futures contracts for cash equitization purposes, which allows the Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

A Fund may "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures contracts, including the following: (i) the success of a hedging strategy may depend on the advisers' ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures contracts. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GNMA SECURITIES--A Fund may invest in securities issued by GNMA, a wholly owned U.S. Government corporation that guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees.

GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and therefore less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, a Fund will receive monthly scheduled payments of principal and interest. In addition, a Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

ILLIQUID SECURITIES--Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. The Funds may invest in illiquid securities. If, subsequent to purchase, a security held by a Fund becomes illiquid, the Fund may continue to hold the security. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the advisers determine the liquidity of a Fund's investments. In determining liquidity, the advisers may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security and the ability to assign or offset the rights and obligations of the security).

INSURANCE FUNDING AGREEMENTS ("IFAS")--An IFA is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the obligation is repaid from the company's general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Fund's limitation on investment in illiquid securities when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. Additional information about illiquid securities is provided under "Illiquid Securities" above.

INVESTMENT COMPANIES--Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Other investment companies are continuously offered at net asset value, but may also be traded in the secondary market at a premium or discount to their net asset value.

Generally, the federal securities laws limit the extent to which the Funds can invest in securities of other investment companies, subject to certain exceptions. For example, a Fund is prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, subject to certain exceptions. Pursuant to Rule 12d1-1 under the 1940 Act, the Funds may invest in one or more affiliated or unaffiliated investment companies that comply with Rule 2a-7 under the 1940 Act (to the extent required by Rule 12d1-1), in excess of the limits of Section 12(d)(1)(A) of the 1940 Act.

A Fund may invest in Underlying Funds, including those managed by an adviser, to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder. Information regarding the Underlying Funds indicates that each Underlying Fund intends to satisfy the tax requirements to be treated as a RIC under the Code. The value of a Fund's investment in an Underlying Fund will be affected if an Underlying Fund fails to satisfy the requirements to be taxed as a RIC. In such a case, the Underlying Fund would be treated as a regular corporation subject to entity level taxation prior to making any distributions to a Fund that holds shares in the Underlying Fund (see more information in the "Taxes" section of this SAI).

EXCHANGE-TRADED FUNDS ("ETFS"). ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An index-based ETF seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of securities or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.

Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent a Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF's portfolio securities or other investments, leverage will cause the value of an ETF's shares to be more volatile than if the ETF did not use leverage. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause a leveraged ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction. In addition, to the extent a leveraged ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF's investment income, resulting in greater losses. Such ETFs often "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time, which may be enhanced during the periods of increased market volatility. Consequently, leveraged ETFs may not be suitable as long-term investments.

Leveraged Inverse ETFs contain all of the risks that regular ETFs present. Additionally, to the extent a Fund invests in ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the

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Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises--a result that is the opposite from traditional mutual funds. Leveraged inverse ETFs also pose all of the risks associated with other leveraged ETFs as well as other inverse ETFs. These investment vehicles may be extremely volatile and can potentially expose an investing Fund to theoretically unlimited losses.

Pursuant to orders issued by the SEC to each of certain [insert Exemption ETFs] exchange-traded funds (collectively, the "Exemption ETFs") and procedures approved by the Board, certain Funds may invest in the Exemption ETFs in excess of the 3% limit described above, provided that such Funds otherwise comply with the conditions of the applicable SEC order, as it may be amended, and any other applicable investment limitations. Neither the Exemption ETFs nor their investment advisers make any representations regarding the advisability of investing in ETFs, generally, or the Exemption ETFs, specifically.

MASTER LIMITED PARTNERSHIPS--An Underlying Fund may invest up to 25% of its assets in master limited partnership units. Investments in units of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit an Underlying Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to an Underlying Fund of distributions from the MLP, likely causing a reduction in the value of the Underlying Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on an Underlying Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Code provides that an Underlying Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships ("QPTPs"), which will include certain MLPs, and treat the income distributed by such QPTPs as qualifying income for purposes of the RIC Qualifying Income Test described in the "Taxes" section below.

MONEY MARKET SECURITIES--Money market securities include: (i) short-term U.S. Government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury;
(iii) commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody's, or determined by the advisers to be of comparable quality at the time of purchase; (iv) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

GOVERNMENT PASS-THROUGH SECURITIES. Government pass-through securities are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PC securities"), which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Therefore, mortgage-backed securities or certificates issued by GNMA, including GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA certificates are also supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Fannie Mae, on the other hand, is a government-sponsored organization owned by private stockholders. As a result of recent events (see below), the U.S. Treasury owns Fannie Mae's senior preferred stock as well as a warrant to purchase 79.9% of Fannie Mae's common stock. Still, mortgage-backed securities issued by Fannie Mae, which include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, its common stock trades on the over-the-counter market. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not backed by the full faith and credit of the U.S. Government and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 6, 2008, the Federal Housing Finance Agency ("FHFA") and the U.S. Treasury began a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities under conservatorship with the FHFA. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements ("SPAs"), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event that their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae's and Freddie Mac's net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment will then be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer higher yields than those available from other types of U.S. Government securities, the prepayment feature may cause mortgage-backed securities to be less effective than other types of securities as a means of "locking in" attractive long-term rates. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

PRIVATE PASS-THROUGH SECURITIES. Private pass-through securities are mortgage-backed securities issued by a nongovernmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOS. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series that have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through securities to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance and some CMOs may be backed by GNMA certificates or other mortgage pass-through securities issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICS. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing; that is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property.

PARALLEL PAY SECURITIES; PLANNED AMORTIZATION CLASS CMOS ("PAC BONDS"). Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC bonds generally require payments of a specified amount of principal on each payment date. PAC bonds are always parallel pay CMOs, with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments are usually determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of

ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

PFANDBRIEFE. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

ESTIMATED AVERAGE LIFE. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an "average life estimate." An average life estimate is a function of an assumption regarding anticipated prepayment patterns and is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MORTGAGE DOLLAR ROLLS--Mortgage dollar rolls, or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein, the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES--Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Additional information regarding municipal securities is described below:

MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from federal income tax. Municipal bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

MUNICIPAL LEASES. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing.

Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities" above.

MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

NON-DIVERSIFICATION--Certain Underlying Funds may be non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of those Underlying Funds' assets may be invested in the obligations of a limited number of issuers. The value of the shares of each such Underlying Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. Each such Underlying Fund intends to satisfy the diversification requirements necessary to qualify as a RIC under the Code, which, among other diversification limitations, requires that each such Underlying Fund be diversified (I.E., not invest more than 5% of its assets in the securities in any one issuer) as to 50% of its assets.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS-- Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include unfavorable future political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Fund.

Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

BANK NOTES. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and can normally be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

OBLIGATIONS OF SUPRANATIONAL ENTITIES--Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, the International Bank for Reconstruction and Development (or "World Bank"),the African Development Bank, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments. Currently, each Fund that may purchase obligations of supranational entities intends to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American Development Bank, the European Coal and Steel Community, the European Economic Community, the European Investment Bank and the Nordic Investment Bank.

OPTIONS--A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

Each Fund may trade put and call options on securities, securities indices and currencies, as the advisers, as applicable, determine is appropriate in seeking the Fund's investment objective, unless otherwise restricted by the Fund's investment limitations as set forth below (see "Investment Limitations" below).

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (I.E., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. Certain Funds may engage in a covered call option writing (selling) program in an attempt to generate additional income or provide a partial hedge to another position of the Fund. A call option is "covered" if the Fund either owns the underlying instrument or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that instrument. The underlying instruments of such covered call options may consist of individual equity securities, pools of equity securities, ETFs or indices. The writing of covered call options is a more conservative investment technique than writing of naked or uncovered options, but capable of enhancing the Fund's total return. When a Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the Fund retains the risk of loss from a decline in the value of the underlying security during the option period. Although the Fund may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the Fund. If such an option expires unexercised, the Fund realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the Fund.

When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option will generally expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. First, OTC options are transacted directly with dealers and not with a clearing corporation and therefore entail the risk of non-performance by the dealer. In addition, OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date of the option.

RISKS. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(ii) there may be an imperfect correlation between the movement in prices of options and the underlying securities; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS--Pay-in-kind bonds are securities that, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

PUT TRANSACTIONS--Certain Funds may purchase securities at a price that would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions that an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, such as to maintain Fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put (although the final maturity of the security is later than such date).

RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (see "U.S. Treasury Obligations" below) are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REAL ESTATE INVESTMENT TRUSTS ("REITS")--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REAL ESTATE OPERATING COMPANIES ("REOCS")--REOCs are real estate companies that engage in the development, management or financing of real estate. Typically, REOCs provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are: (i) availability of tax-loss carry-forwards,
(ii) operation in non-REIT-qualifying lines of business; and (iii) the ability to retain earnings.

REPURCHASE AGREEMENTS--A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the advisers. The repurchase agreements entered into by a Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The advisers monitor compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of the advisers, liquidity or other considerations so warrant.

RESTRICTED SECURITIES--Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to a Fund's limitation on investing in illiquid securities. This determination is to be made by the advisers, as

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applicable, pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the security, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS--Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by a Fund. At the time a Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback would typically be offset by earmarking on the books of the Fund or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

SECURITIES LENDING--Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1 / 3% of the total asset value of the Fund (including the loan collateral). Each Fund will not lend portfolio securities to its advisers or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral or other fee to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund, or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act to the extent required by the 1940 Act. Such money market funds might not seek or be able to maintain a stable $1.00 per share net asset value.

The investment of cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

SHORT SALES--Short sales may be used by certain Funds as part of their overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise "cover" the Fund's short position as required by the 1940 Act. The Funds may engage in short sales in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When a Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional securities that it believes will outperform the market or its peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on a Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

SOVEREIGN DEBT SECURITIES

HIGH YIELD SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which a

Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

GENERAL. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

STRUCTURED SECURITIES--Certain Funds may invest a portion of their assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Funds anticipate they will invest typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments. The Funds are permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there is currently no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Funds' investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these or various other rates, securities, instruments, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations are generally equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate and the other party makes payments calculated with reference to a specified floating interest rate, such as the London Interbank Offered Rate ("LIBOR") or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap: (i) to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies;
(ii) to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; (iii) to hedge an existing position; (iv) to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or (v) for various other reasons.

Certain Funds may enter into credit default swaps as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be "covered" as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement, a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that the advisers believe to be creditworthy. In addition, a Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES--Examples of types of U.S. Government securities in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Fannie Mae, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

RECEIPTS. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry systems known as STRIPS and TRs.

U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (E.G., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the U.S. Treasury (E.G., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (E.G., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that, in the event of a default prior to maturity, there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued and delayed delivery basis, including "TBA" (to be announced) basis, transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered are generally determined two days prior to the settlement date. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value of these securities at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the advisers deem it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

YANKEE OBLIGATIONS ("YANKEES")--Yankees are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

Yankees selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, a Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturities but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures that do not pay current interest and are issued at substantial discounts from par value; or
(ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and is therefore subject to the distribution requirements applicable to RICs under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

                             INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds.

FUNDAMENTAL POLICIES

The Trust (on behalf of the Funds) has adopted the following policies as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of a Fund. Under the 1940 Act, the "vote of a majority of the outstanding voting securities" means the vote of the holders of the lesser of
(i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of the Fund's outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

1. Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Each Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Each Fund may not issue senior securities, as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom as amended or interpreted from time to time, except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Each Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions. For purposes of this fundamental policy, investments in securities of other investment companies are not deemed to be "investments in a particular industry."

5. Each Fund may purchase or sell commodities and real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Each Fund may purchase securities of an issuer, except if such purchase is inconsistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7. Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

8. The KP Large Cap Equity Fund may not change its investment objective to seek long-term capital appreciation primarily through investments in a diversified portfolio of large cap equity securities without the affirmative vote of the holders of a majority of its outstanding voting securities.

9. The KP Small Cap Equity Fund may not change its investment objective to seek long-term capital appreciation primarily through investments in a diversified portfolio of small cap equity securities without the affirmative vote of the holders of a majority of its outstanding voting securities.

10. The KP International Equity Fund may not change its investment objective to seek long-term capital appreciation primarily through investments in a diversified portfolio of non-U.S. equity securities without the affirmative vote of the holders of a majority of its outstanding voting securities.

11. The KP Fixed Income Fund may not change its investment objective to seek to provide current income consistent with the preservation of capital without the affirmative vote of the holders of a majority of its outstanding voting securities.

12. Each of the KP Retirement Path 2015, KP Retirement Path 2020, KP Retirement Path 2025, KP Retirement Path 2030, KP Retirement Path 2035, KP Retirement Path 2040, KP Retirement Path 2045, KP Retirement Path 2050, KP Retirement Path 2055 and KP Retirement Path 2060 Funds may not change its investment objective to seek to achieve a balance of long-term capital growth, inflation protection, and current income by investing in a diversified mix of asset classes and investment strategies that becomes increasingly conservative over the life of such Fund without the affirmative vote of the holders of a majority of its outstanding voting securities.

The following descriptions of the 1940 Act may assist shareholders in understanding the above polices and restrictions.

BORROWING. The 1940 Act restricts an investment company from borrowing in excess of 33 1/3% of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of the Fund's investment restriction.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company's total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions. For purposes of the Fund's concentration policy, each Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner.

DIVERSIFICATION. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by a fund.

LENDING. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have the fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed by vote of the Fund's Board of Trustees.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits a fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, and firm commitment agreements, when such investments are "covered" or with appropriate earmarking or segregation of assets to cover such obligations.

UNDERWRITING. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

NON-FUNDAMENTAL POLICIES

The Funds observe the following policies, which are not deemed fundamental and which may be changed by the Board without shareholder vote.

1. Each Fund may not hold illiquid securities in an amount exceeding, in the aggregate, 15% of such Fund's net assets.

2. Each Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets), provided that investment strategies that either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation.

3. Each Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

4. Each Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. Each Fund may not purchase or sell or invest directly in real estate unless acquired as a result of its ownership in securities or other investments and except pursuant to the exercise of its rights under loan agreements related to its investments or to the extent that its investments in senior loans or bank loans may be considered to be investments in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things; purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

5. Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

6. The KP Large Cap Equity Fund may not change its investment strategy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of large capitalization companies without 60 days' prior notice to shareholders.

7. The KP Small Cap Equity Fund may not change its investment strategy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies without 60 days' prior notice to shareholders.

8. The KP International Equity Fund may not change its investment strategy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities without 60 days' prior notice to shareholders.

9. The KP Fixed Income Fund may not change its investment strategy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities without 60 days' prior notice to shareholders.

Except with respect to borrowing, if a percentage restriction set forth in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. Each Fund will reduce its borrowing amount within three days (not including Sundays and holidays), if its asset coverage falls below the amount required by the 1940 Act.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (i) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (ii) by the Administrator on not less than 90 days' written notice to the Trust.

ADMINISTRATION FEES. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund at the following annual rates:

--------------------------------------------------------------------------------
FUND                                                      ADMINISTRATION FEE
--------------------------------------------------------------------------------
KP Large Cap Equity Fund                                        XX%
--------------------------------------------------------------------------------
KP Small Cap Equity Fund                                        XX%
--------------------------------------------------------------------------------
KP International Equity Fund                                    XX%
--------------------------------------------------------------------------------
KP Fixed Income Fund                                            XX%
--------------------------------------------------------------------------------
KP Retirement Path 2060 Fund                                    XX%
--------------------------------------------------------------------------------
KP Retirement Path 2055 Fund                                    XX%
--------------------------------------------------------------------------------
KP Retirement Path 2050 Fund                                    XX%
--------------------------------------------------------------------------------
KP Retirement Path 2045 Fund                                    XX%
--------------------------------------------------------------------------------
KP Retirement Path 2040 Fund                                    XX%
--------------------------------------------------------------------------------
KP Retirement Path 2035 Fund                                    XX%
--------------------------------------------------------------------------------
KP Retirement Path 2030 Fund                                    XX%
--------------------------------------------------------------------------------
KP Retirement Path 2025 Fund                                    XX%
--------------------------------------------------------------------------------
KP Retirement Path 2020 Fund                                    XX%
--------------------------------------------------------------------------------
KP Retirement Path 2015 Fund                                    XX%
--------------------------------------------------------------------------------

                        THE ADVISER AND THE SUB-ADVISERS

GENERAL. Callan Associates Inc. ("Callan" or the "Adviser"), an investment consulting and investment advisory firm formed in 1973 by Edward Callan, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 101 California Street, Suite 3500, San Francisco, California 94111. The Adviser is an independent firm, with over 70 owner-employees, that provides investment consulting services to public and private pension plan sponsors, endowments, foundations, operating funds, investment management firms, financial intermediaries, and mutual fund boards of directors. As of [DATE], 2013, the Adviser had approximately $[XX] in assets under management.

MANAGER OF MANAGERS STRUCTURE. Subject to the receipt of the U.S. Securities and Exchange Commission ("SEC") exemptive order described below, the Adviser will act as the manager of managers of the Funds and be responsible for the investment performance of the Funds, since it will allocate each Fund's assets to the Sub-advisers and recommends hiring or changing Sub-advisers to the Board of Trustees. The "manager of managers" structure enables the Funds to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approval of Sub-Advisory agreements (defined below). The structure does not permit investment advisory fees paid by each Fund to the Adviser to be increased or to materially change the Adviser's obligations under the Advisory Agreement (defined below), including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to each Fund, without shareholder approval. Furthermore, any Sub-Advisory agreements with affiliates of each Fund or the Adviser, except for Sub-Advisory Agreements with a direct or indirect wholly owned subsidiary of the Adviser or any future parent company of the Adviser (a "Wholly-Owned Sub-adviser"), will require shareholder approval. THE ADVISER HAS ULTIMATE RESPONSIBILITY (SUBJECT TO OVERSIGHT BY THE BOARD) TO OVERSEE THE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION, AND REPLACEMENT.

MULTI-MANAGER EXEMPTIVE ORDER. As referenced above, the Funds and the Adviser have applied for an exemptive order from the SEC, which if approved, will permit the Adviser, subject to certain conditions, to select new Sub-Advisers, including Wholly-Owned Sub-advisers, with the approval of the Board but without obtaining shareholder approval. Any changes to a Sub-Advisory agreement that would result in an increase in the total management and advisory fees payable by the Fund will be required to be approved by the shareholders of that Fund. The order will also permit the Adviser to materially change the terms of Sub-Advisory Agreements or to continue the employment of a Sub-Adviser after an event that would otherwise cause the automatic termination of services. The order will also permit the Funds to disclose Sub-Advisers' fees only in the aggregate in their registration statement. This arrangement has been approved by the Board of Trustees and each Fund's initial shareholder. Within 90 days of retaining a new Sub-Adviser for a Fund, shareholders of the Fund would receive notification of the change.

ADVISORY AND SUB-ADVISORY AGREEMENTS. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser oversees the investment advisory services provided to the Funds and, as described below, may directly manage a portion of the Fund's assets under certain circumstances. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with the Adviser, and under the supervision of the Adviser and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that the Adviser (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that a Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

After its initial two year term, the continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or a Sub-Adviser, as applicable, or by the Adviser or a Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

ADVISORY FEES. For these advisory services, the Adviser receives a fee, which is calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

---------------------------------------------------------------------------------------------------------------------------
FUND                                                            ANNUAL ADVISORY FEE
---------------------------------------------------------------------------------------------------------------------------
KP Large Cap Equity Fund                    [XX]% of the Fund's average daily net assets.
---------------------------------------------------------------------------------------------------------------------------
KP Small Cap Equity Fund                    [XX]% of the Fund's average daily net assets.
---------------------------------------------------------------------------------------------------------------------------
KP International Equity Fund                [XX]% of the Fund's average daily net assets.
---------------------------------------------------------------------------------------------------------------------------
KP Fixed Income Fund                        [XX]% of the Fund's average daily net assets.
---------------------------------------------------------------------------------------------------------------------------
                                            0.00% of the Fund's average daily net assets invested in Affiliated
                                            Underlying Funds.(1)
                                            [XX]% of the Fund's average daily net assets invested in
KP Retirement Path 2015 Fund                Unaffiliated Underlying Funds.(2)
---------------------------------------------------------------------------------------------------------------------------
                                            0.00% of the Fund's average daily net assets invested in Affiliated
                                            Underlying Funds.(1)
                                            [XX]% of the Fund's average daily net assets invested in
KP Retirement Path 2020 Fund                Unaffiliated Underlying Funds.(2)
---------------------------------------------------------------------------------------------------------------------------
                                            0.00% of the Fund's average daily net assets invested in Affiliated
                                            Underlying Funds.(1)
                                            [XX]% of the Fund's average daily net assets invested in
KP Retirement Path 2025 Fund                Unaffiliated Underlying Funds.(2)
---------------------------------------------------------------------------------------------------------------------------
                                            0.00% of the Fund's average daily net assets invested in Affiliated
                                            Underlying Funds.(1)
                                            [XX]% of the Fund's average daily net assets invested in
KP Retirement Path 2030 Fund                Unaffiliated Underlying Funds.(2)
---------------------------------------------------------------------------------------------------------------------------
                                            0.00% of the Fund's average daily net assets invested in Affiliated
                                            Underlying Funds.(1)
                                            [XX]% of the Fund's average daily net assets invested in
KP Retirement Path 2035 Fund                Unaffiliated Underlying Funds.(2)
---------------------------------------------------------------------------------------------------------------------------
                                            0.00% of the Fund's average daily net assets invested in Affiliated
                                            Underlying Funds.(1)
                                            [XX]% of the Fund's average daily net assets invested in
KP Retirement Path 2040 Fund                Unaffiliated Underlying Funds.(2)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
FUND                                                            ANNUAL ADVISORY FEE
---------------------------------------------------------------------------------------------------------------------------
                                             0.00% of the Fund's average daily net assets invested in Affiliated
                                             Underlying Funds.(1)
                                             [XX]% of the Fund's average daily net assets invested in
KP Retirement Path 2045 Fund                 Unaffiliated Underlying Funds.(2)
---------------------------------------------------------------------------------------------------------------------------
                                             0.00% of the Fund's average daily net assets invested in Affiliated
                                             Underlying Funds.(1)
                                             [XX]% of the Fund's average daily net assets invested in
KP Retirement Path 2050 Fund                 Unaffiliated Underlying Funds.(2)
---------------------------------------------------------------------------------------------------------------------------
                                             0.00% of the Fund's average daily net assets invested in Affiliated
                                             Underlying Funds.(1)
                                             [XX]% of the Fund's average daily net assets invested in
KP Retirement Path 2055 Fund                 Unaffiliated Underlying Funds.(2)
---------------------------------------------------------------------------------------------------------------------------
                                             0.00% of the Fund's average daily net assets invested in Affiliated
                                             Underlying Funds.(1)
                                             [XX]% of the Fund's average daily net assets invested in
KP Retirement Path 2060 Fund                 Unaffiliated Underlying Funds.(2)
---------------------------------------------------------------------------------------------------------------------------


(1) "Affiliated Underlying Funds" are Underlying Funds to which the Adviser serves as investment adviser.

(2) "Unaffiliated Underlying Funds" are Underlying Funds to which the Adviser does not serve as investment adviser.

As of [DATE], 2013, the Funds had not commenced operations, and therefore did not pay any fees to the Adviser, nor have any fees waived by the Adviser as of such date.

THE SUB-ADVISERS.

ACADIAN ASSET MANAGEMENT LLC--Acadian Asset Management LLC ("Acadian"), located at 260 Franklin Street, Boston, MA 02110, serves as a Sub-Adviser to a portion of the assets of the KP International Equity Fund. Acadian was founded in 1986 and is a subsidiary of Old Mutual Asset Managers (US) LLC, which is an indirect wholly owned subsidiary of Old Mutual plc. As of [DATE], 2013, Acadian had approximately $[X.XX] in assets under management.

CASTLEARK MANAGEMENT LLC--CastleArk Management LLC ("CastleArk"), located at 1
N. Wacker Drive, Suite 3950, Chicago, IL 60606, serves as a Sub-Adviser to a portion of the assets of the KP Small Cap Equity Fund. CastleArk is a 100% employee owned registered investment adviser founded in Chicago in 1999 by Jerry Castellini and Ed Clark. As of [DATE], 2013, CastleArk had approximately $[X.XX] in assets under management.

COLUMBUS CIRCLE INVESTORS--Columbus Circle Investors ("CCI"), located at Metro Center, One Station Pl, 8th Floor, South Stamford, CT 06902, serves as a Sub-Adviser to a portion of the assets of the KP Small Cap Equity Fund. CCI is a Delaware general partnership established in 1975 and based in Stamford, Connecticut. CCI is a partly-owned subsidiary of Principal Global Investors, LLC, a member of the publicly traded Principal Financial Group, Inc. Managing employees of CCI maintain an ownership interest in the company through their ownership interests in the holding company CCIP, LLC. As of [DATE], 2013, CCI had approximately $[X.XX] in assets under management.

DEPRINCE RACE & ZOLLO, INC.--DePrince Race & Zollo, Inc. ("DRZ"), located at 250 Park Avenue South, Suite 250, Winter Park, FL 32789, serves as a Sub-Adviser to a portion of the assets of the KP Small Cap Equity Fund. DRZ is an independently-owned investment adviser founded in 1995 by Gregory M. DePrince, John D. Race and Victor A. Zollo. As of [DATE], 2013, DRZ had approximately $[X.XX] in assets under management.

EATON VANCE MANAGEMENT--Eaton Vance Management ("Eaton Vance"), located at Two International Place, Boston, MA 02110, serves as a Sub-Adviser to a portion of the assets of the KP Fixed Income Fund. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp, a Maryland corporation and publicly-held holding company. As of [DATE], 2013, Eaton Vance had approximately $[X.XX] in assets under management.

LOOMIS, SAYLES & COMPANY, L.P.--Loomis, Sayles & Company, L.P. ("Loomis Sayles"), located at One Financial Center, Boston, MA 02111-2621, serves as a Sub-Adviser to a portion of the assets of the KP Fixed Income Fund. Loomis Sayles, a Delaware limited partnership, was founded in 1926 and is a subsidiary of Natixis US, which is part of Natixis Global Asset Management. As of [DATE], 2013, Loomis Sayles had approximately $[X.XX] in assets under management.

MARATHON ASSET MANAGEMENT LLP--Marathon Asset Management LLP ("Marathon"), located at Orion House, 5 Upper St. Martins Lane, London, WC2H 9EA, serves as a Sub-Adviser to a portion of the assets of the KP International Equity Fund. Marathon is an independent investment management company based in the West End of London. As of [DATE], 2013, Marathon had approximately $[X.XX] in assets under management.

MFS INVESTMENT MANAGEMENT--MFS Investment Management ("MFS"), located at 111 Huntington Avenue, Boston, MA 02199-7618, serves as a Sub-Adviser to a portion of the assets of the KP Large Cap Equity Fund and the KP International Equity Fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc., a diversified financial services company. As of [DATE], 2013, MFS had approximately $[X.XX] in assets under management.

PAYDEN & RYGEL--Payden & Rygel ("Payden & Rygel"), located at 333 S. Grand Avenue, 32nd Flr., Los Angeles, CA 90071, serves as a Sub-Adviser to a portion of the assets of the KP Fixed Income Fund. Payden & Rygel was established in 1983 and is fully owned by 20 senior executives. As of [DATE], 2013, Payden & Rygel had approximately $[X.XX] in assets under management.

SSGA FUNDS MANAGEMENT, INC.--SSgA Funds Management, Inc. ("SSgA FM"), located at 20 Churchill Place, Canary Wharf, London, E14 5HJ, serves as a Sub-Adviser to a portion of the assets of the KP Large Cap Equity Fund, the KP Small Cap Equity Fund, the KP International Equity Fund and the KP Fixed Income Fund. Founded in 1978, SSgA FM is the Asset Management Division of State Street Corporation. As of [DATE], 2013, SSgA FM had approximately $[X.XX] in assets under management.

T. ROWE PRICE ASSOCIATES, INC.--T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, MD 21202 serves as a Sub-Adviser to a portion of the assets of the KP Large Cap Equity Fund. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc. As of [DATE], 2013, T. Rowe Price had approximately $[X.XX] in assets under management.

WALTHAUSEN & CO., LLC--Walthausen & Co., LLC ("Walthausen"), located at 9 Executive Park Drive, Suite B, Clifton Park, NY 12065, serves as a Sub-Adviser to a portion of the assets of the KP Small Cap Equity Fund. Walthausen is an employee-owned investment adviser founded by John Walthausen in 2007. As of [DATE], 2013, Walthausen had approximately $[X.XX] in assets under management.

SUB-ADVISORY FEES. For its services, each Sub-Adviser receives a fee calculated at an annual rate of the following percentages of each Fund's average net assets allocated to that particular Sub-Adviser.

--------------------------------------------------------------------------------
FUND                               SUB-ADVISER             SUB-ADVISORY FEE
--------------------------------------------------------------------------------
KP Large Cap Equity Fund
--------------------------------------------------------------------------------
                                   MFS                     [XX]%
--------------------------------------------------------------------------------
                                   SSgA FM                 [XX]%
--------------------------------------------------------------------------------
                                   T. Rowe Price           [XX]%
--------------------------------------------------------------------------------
KP Small Cap Equity Fund
--------------------------------------------------------------------------------
                                   CastleArk               [XX]%
--------------------------------------------------------------------------------
                                   CCI                     [XX]%
--------------------------------------------------------------------------------
                                   DRZ                     [XX]%
--------------------------------------------------------------------------------
                                   SSgA FM                 [XX]%
--------------------------------------------------------------------------------
                                   Walthausen              [XX]%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                               SUB-ADVISER             SUB-ADVISORY FEE
--------------------------------------------------------------------------------
KP International Equity Fund
--------------------------------------------------------------------------------
                                   Acadian                 [XX]%
--------------------------------------------------------------------------------
                                   Marathon                [XX]%
--------------------------------------------------------------------------------
                                   MFS                     [XX]%
--------------------------------------------------------------------------------
                                   SSgA FM                 [XX]%
--------------------------------------------------------------------------------
KP Fixed Income Fund
--------------------------------------------------------------------------------
                                   Eaton Vance             [XX]%
--------------------------------------------------------------------------------
                                   Loomis Sayles           [XX]%
--------------------------------------------------------------------------------
                                   Payden & Rygel          [XX]%
--------------------------------------------------------------------------------
                                   SSgA FM                 [XX]%
--------------------------------------------------------------------------------

As of [DATE], 2013, the Funds had not commenced operations, and therefore did not pay any fees to any Sub-Adviser, nor have any fees waived by any Sub-Adviser as of such date.

PORTFOLIO MANAGEMENT

CALLAN

COMPENSATION. Callan's compensation structure is based on the company's commitment to investment consulting solutions. Compensation is provided by base salary, year-end bonus and a company match in the retirement 401(k) plan. Additionally, as an employee-owned firm, equity incentives are made available to certain key professionals who have demonstrated a commitment to the long-term growth of the firm. Compensation is not tied to performance of the Fund or assets under management.

OWNERSHIP OF FUND SHARES. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

OTHER ACCOUNTS. As of January 31, 2013, in addition to the Funds, the portfolio managers were responsible for the day-today management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO      NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER        ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Greg Allen        0                    $0                  3                 $3,103.1                0                    $0
------------------------------------------------------------------------------------------------------------------------------------
Kelly Cliff       0                    $0                  4                 $3,299.8                0                    $0
------------------------------------------------------------------------------------------------------------------------------------

None of the accounts listed above is subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. A potential conflict of interest may arise as a result of Callan's portfolio managers' management of the Funds and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Funds. This conflict of interest may be exacerbated to the extent that Callan or its portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than from the Funds. Notwithstanding this theoretical conflict of interest, it is Callan's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Callan has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while Callan's portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Funds, such securities might not be suitable for the Funds given their investment objectives and related restrictions.

ACADIAN

COMPENSATION. The Adviser pays Acadian a fee based on the assets under management of the KP International Equity Fund as set forth in an investment sub-advisory agreement between Acadian and the Adviser. Acadian pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the KP International Equity Fund . The following information relates to the period ended [insert date].

Compensation structure varies among professionals, although the basic package involves a base salary, bonus potential, profit sharing potential, various fringe benefits, and, among the majority of senior investment professionals and certain other key employees, equity ownership in the firm as part of the Acadian Key Employee Limited Partnership.

Compensation is highly incentive-driven, with Acadian paying up to and sometimes in excess of 100% of base pay for performance bonuses. Bonuses are tied directly to the individual's contribution and performance during the year, with members of the investment team evaluated on such factors as their contributions to the investment process, account retention, portfolio performance, asset growth, and overall firm performance. Since portfolio management is a team approach, investment team members' compensation is not linked to the performance of specific accounts but rather to the individual's overall contribution to the success of the team and the firm's profitability.

OWNERSHIP OF FUND SHARES. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

OTHER ACCOUNTS. As of January 31, 2013, in addition to the KP International Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER            ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
John R. Chisholm,       13               $5,092                  58              $12,152                 134               $37,037
CFA
------------------------------------------------------------------------------------------------------------------------------------
                         1*              $1,307                   7*              $1,118                  17*               $8,231
------------------------------------------------------------------------------------------------------------------------------------
Patrick McCafferty,     13               $5,092                  58              $12,152                 134               $37,037
CFA
------------------------------------------------------------------------------------------------------------------------------------
                         1*              $1,307                   7*              $1,118                  17*               $8,231
------------------------------------------------------------------------------------------------------------------------------------
Matthew Rothman,        13               $5,092                  58              $12,152                 134               $37,037
Ph.D.
------------------------------------------------------------------------------------------------------------------------------------
                         1*              $1,307                   7*              $1,118                  17*               $8,231
------------------------------------------------------------------------------------------------------------------------------------
Joshua White, Ph.D.,    13               $5,092                  58              $12,152                 134               $37,037
CFA
------------------------------------------------------------------------------------------------------------------------------------
                         1*              $1,307                   7*              $1,118                  17*               $8,231
------------------------------------------------------------------------------------------------------------------------------------
Asha Mehta              13               $5,092                  58              $12,152                 134               $37,037
------------------------------------------------------------------------------------------------------------------------------------
                         1*              $1,307                   7*              $1,118                  17*               $8,231
------------------------------------------------------------------------------------------------------------------------------------


(1) The Acadian Investment Team for core-equity strategies, of which the subject strategy is one, consists of 18 portfolio managers and is not segregated along product lines or by client type. The team noted above works on all products and the data shown reflects firm-level numbers of core-equity accounts and assets under management, segregated by investment vehicle type.

* These accounts, which are a subset of the preceding row, are subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the KP International Equity Fund, which may have different investment guidelines and objectives. In addition to the KP International Equity Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the KP

International Equity Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the KP International Equity Fund and the other accounts. The other accounts may have similar investment objectives or strategies to the KP International Equity Fund, may track the same benchmarks or indexes that the KP International Equity Fund tracks and may sell securities that are eligible to be held, sold or purchased by the KP International Equity Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the KP International Equity Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the KP International Equity Fund.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

CASTLEARK

COMPENSATION. Portfolio managers are compensated in two ways: base salary plus participation in the profitability of their specific product. In addition, as a result of a recent restructuring, certain investment professionals, including Jim Stark and Greg Baxter, will become equity owners in the firm during 2013.

OWNERSHIP OF FUND SHARES. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

OTHER ACCOUNTS. As of [DATE], 2013, in addition to the KP Small Cap Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER            ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
James Stark           0                    $0                  0                   $0                    8                  $355
------------------------------------------------------------------------------------------------------------------------------------
Greg Baxter           0                    $0                  0                   $0                    8                  $355
------------------------------------------------------------------------------------------------------------------------------------

None of the accounts listed above is subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. A potential conflict of interest may arise as a result of CastleArk's portfolio managers' day-to-day management of the KP Small Cap Equity Fund. Because of their positions with the KP Small Cap Equity Fund, the portfolio managers know the size, timing and possible market impact of KP Small Cap Equity Fund trades. It is theoretically possible that CastleArk's portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the KP Small Cap Equity Fund. However, CastleArk has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

CCI

COMPENSATION. CCI seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain superior investment professionals. Compensation structure is comprised of the following:

     a) Base Salary. Each member of the professional staff is paid a fixed base salary, which varies depending on the experience and responsibilities assigned to that individual. The firm's goal is to maintain competitive base salaries through an annual review process, which includes an analysis of industry standards, market conditions, and salary surveys.

     b) Bonus. Each member of the professional staff is eligible to receive an annual bonus. Targeted bonus amounts vary among professional staff based on the experience level and responsibilities. Bonus compensation is based upon the performance of the investment strategy and the role that person plays in adding to the overall value added to the portfolio(s).

          A second bonus pool is for long term compensation and retention. Five percent of the firm's profits are allocated to certain employees via a three year cliff vesting deferred cash program. These units are awarded based on the employees' contribution to CCI during the year.

          A third five percent pool is used for phantom equity and has less than five participants (three year cliff) and is based on the growth of the firm.

     c) Equity Payments. Professional staff who are equity partners of CCI receive also quarterly distributions based upon their equity ownership share and firm profitability.

All CCI employees are eligible to participate in a competitive benefits package including health and retirement benefits in the form of a 401(k) plan.

OWNERSHIP OF FUND SHARES. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

OTHER ACCOUNTS. As of December 31, 2012, in addition to the KP Small Cap Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER            ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Clifford Fox, CFA     4                  $486.7                3                   $234.1               109              $3,631.6
------------------------------------------------------------------------------------------------------------------------------------
                      0                      $0                0                       $0                 3*               $230.5
------------------------------------------------------------------------------------------------------------------------------------
Michael Iacono, CFA   4                  $486.7                3                   $234.1               109              $3,631.6
------------------------------------------------------------------------------------------------------------------------------------
                      0                      $0                0                       $0                 3*               $230.5
------------------------------------------------------------------------------------------------------------------------------------
Katerina Wasserman    4                  $486.7                3                   $234.1               109              $3,631.6
------------------------------------------------------------------------------------------------------------------------------------
                      0                      $0                0                       $0                 3*               $230.5
------------------------------------------------------------------------------------------------------------------------------------

* These accounts, which are a subset of the preceding row, are subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. CCI's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the KP Small Cap Equity Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the KP Small Cap Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the KP Small Cap Equity Fund. CCI does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, CCI believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

DRZ

COMPENSATION. The DRZ compensation structure consists of base salary and participation in a bonus program. Bonus compensation is determined by the firm's profitability, the product's relative performance and relative rankings versus our peers, as well as individual contributions to portfolio construction. In addition, the firm's investment professionals are eligible to own equity in the firm.

DRZ's compensation structure applies to each investment professional across all strategies.

OWNERSHIP OF FUND SHARES. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

OTHER ACCOUNTS. As of January 31, 2013, in addition to the KP Small Cap Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER            ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Greg Ramsby           4                  $267                   4                  $240                  21                $1,148
------------------------------------------------------------------------------------------------------------------------------------
                      0                    $0                   0                    $0                   2*                 $320
------------------------------------------------------------------------------------------------------------------------------------
Randy Renfrow         4                  $267                   4                  $240                  21                $1,148
------------------------------------------------------------------------------------------------------------------------------------
                      0                    $0                   0                    $0                   2*                 $320
------------------------------------------------------------------------------------------------------------------------------------

* These accounts, which are a subset of the preceding row, are subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. A potential conflict of interest may arise as a result of DRZ's portfolio managers' management of the KP Small Cap Equity Fund and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the KP Small Cap Equity Fund. This conflict of interest may be exacerbated to the extent that DRZ or its portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive a base and incentive fee) than from the KP Small Cap Equity Fund. Notwithstanding this theoretical conflict of interest, it is DRZ's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, DRZ has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while DRZ's portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the KP Small Cap Equity Fund, such securities might not be suitable for the the KP Small Cap Equity Fund given their investment objectives and related restrictions.

EATON VANCE

COMPENSATION. Compensation of portfolio managers and other investment professionals at Eaton Vance has three primary components: (1) a base salary,
(2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.'s ("EVC") nonvoting common stock and restricted shares of EVC's nonvoting common stock. Eaton Vance's investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Eaton Vance's employees. Compensation of Eaton Vance's investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

METHOD TO DETERMINE PORTFOLIO MANAGER COMPENSATION

Eaton Vance compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund's peer group as determined by Lipper or Morningstar is deemed by Eaton Vance's management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration is given to the fund's success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) includes consideration of the scope of such responsibilities and the managers' performance in meeting them.

Eaton Vance seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Eaton Vance and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of Eaton Vance's portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

EATON VANCE CREDIT ANALYST COMPENSATION STRUCTURE

Compensation of Eaton Vance's equity, fixed income and bank loan credit analysts has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares EVC nonvoting common stock and restricted shares of EVC's nonvoting common stock. Credit analysts also receive certain retirement, insurance and other benefits that are broadly available to Eaton Vance's employees. Compensation of Eaton Vance's analysts is reviewed primarily on an annual basis. Cash bonuses, equity awards, and adjustments in base salary are typically paid or put into effect shortly after the October 31st fiscal year end of EVC.

METHOD TO DETERMINE CREDIT ANALYST COMPENSATION

Eaton Vance seeks to compensate its credit analysts based primarily on the quality of investment recommendations made and contribution to the performance of managed funds and accounts. Performance measurement is normally based on periods ending on the September 30th preceding EVC fiscal year ends. Consideration is also given to the quality of oral and written communication and measures of overall effectiveness as determined by the analyst's department head and/or portfolio managers working with the analyst. For analysts who also manage portfolios or have other duties, compensation reflects responsibilities and performance on an overall basis. Contribution and measures of performance are viewed within a multi-year context with the primary emphasis normally placed on three year performance.

Annual bonus awards for fixed income analysts in the investment grade, municipal, high yield and government/global groups may include consideration of the following factors: performance of funds and accounts managed by the group; performance of owned securities that are followed by the analyst; quality and quantity of the analyst's recommendations; demonstrated knowledge of sectors and securities followed; the value of individual input into the credit process, including, as appropriate, the quality and success of work with problem credits; the effectiveness of communication with portfolio managers and traders; the completeness and accuracy of information provided by the analyst to pricing services; and the value of contributions to other department initiatives.

Eaton Vance seeks to compensate credit analysts commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance participates in investment-industry compensation surveys and utilizes survey data as a factor in determining compensation for credit analysts and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Eaton Vance and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. For high performing analysts, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

OWNERSHIP OF FUND SHARES. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

OTHER ACCOUNTS. As of December 31, 2012, in addition to the KP Fixed Income Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER            ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Scott Page, CFA       10                 $17,681                 93             $4,626                   11                $6,544
------------------------------------------------------------------------------------------------------------------------------------
                       0                      $0                  1*              $424                    0                    $0
------------------------------------------------------------------------------------------------------------------------------------
Craig Russ            10                 $17,681                 93             $4,626                   11                $6,544
------------------------------------------------------------------------------------------------------------------------------------
                       0                      $0                  1*              $424                    0                    $0
------------------------------------------------------------------------------------------------------------------------------------
John Redding          10                 $17,681                 93             $4,626                   11                $6,544
------------------------------------------------------------------------------------------------------------------------------------
                       0                      $0                  1*              $424                    0                    $0
------------------------------------------------------------------------------------------------------------------------------------
Andrew Sveen, CFA     10                 $17,681                 93             $4,626                   11                $6,544
------------------------------------------------------------------------------------------------------------------------------------
                       0                      $0                  1*              $424                    0                    $0
------------------------------------------------------------------------------------------------------------------------------------


* These accounts, which are a subset of the preceding row, are subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. Eaton Vance's portfolio managers' management of other accounts may give rise to potential conflicts of interest with their management of the KP Fixed Income Fund's investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the KP Fixed Income Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the KP Fixed Income Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the KP Fixed Income Fund. In some cases, another account managed by a portfolio manager may compensate Eaton Vance based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. Eaton Vance has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern Eaton Vance's trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

LOOMIS SAYLES

COMPENSATION. Portfolio managers' compensation at Loomis Sayles depends primarily on performance against peers within similar disciplines. The percentage of a portfolio manager's maximum opportunity received in a given year is based on a four-factor model:

     o    Performance (highest weighted factor)

     o    Profit growth of the business unit

     o    Commitment to work as a member of a team

     o    Profit growth of the overall firm

At year-end, the Chief Investment Officer of Fixed Income determines a score for the aforementioned factors; a weighted average based on these scores determines the portfolio manager's bonus.

A product's performance ranking against its peer universe is the primary factor in determining performance. The product scoring compares the product's rolling three year performance over the past eight quarters (a five year view) against both a benchmark and a peer group established by the Fixed Income CIO. The scoring rewards both the aggregate excess performance of the product against a benchmark and a peer group, as well as the consistency of that out performance. The score for a product is enhanced if over the past five years it has kept its rolling three-year performance ahead of its peers and its benchmark. Loomis Sayles compares institutional composites rather than mutual fund rankings, as the peer groups tend to be more challenging. Managers working on several product teams receive a final score based on the relative revenue weight of each strategy in their account load. Some element of profit growth is essential since the firm's overall bonus pool (as agreed to by Natixis Global Asset Management) reflects our overall profit level.

Loomis Sayles also has a long-term incentive program that has two segments. The first segment includes a select group of investment professionals who are granted units that entitle them to receive both annual payments based on Loomis Sayles' earnings and additional post retirement payouts once their units vest. These units require participants to sign an award agreement, which includes a non-compete and a non-solicit covenant. The second segment includes other investment professionals and senior executives who also receive a share of annual earnings. Annual payments in this segment are deposited in an investment account for each participant and vests over two years, and is distributed to the employee at the end of two years, provided that the employee remains with Loomis Sayles. This segment has no post-retirement payments.

OWNERSHIP OF FUND SHARES. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

OTHER ACCOUNTS. As of January 31, 2013, in addition to the KP Fixed Income Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER            ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
William C. Stevens    0                    $0                  0                   $0                    2                $837.27
------------------------------------------------------------------------------------------------------------------------------------
Lynn A. Royer         0                    $0                  0                   $0                    2                $837.27
------------------------------------------------------------------------------------------------------------------------------------

None of the accounts listed above is subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders between the KP Fixed Income Fund and other accounts managed by Loomis Sayles (including institutional accounts, mutual funds, hedge funds and affiliated accounts). Loomis Sayles potentially could give favorable treatment to some accounts for a variety of reasons, including favoring large accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts based on each account's availability of other comparable investment opportunities and the Adviser's desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the KP Fixed Income Fund, or sells a stock for some accounts while buying the stock for others, and through the use of "soft dollar arrangements," which are discussed in the section "Portfolio Transactions."

MARATHON

COMPENSATION. Marathon's founding portfolio managers receive the largest part of their income through the majority ownership of Marathon. Other key investment professionals are competitively compensated with a salary and a discretionary bonus based on profitability of the firm as well as criteria such as job performance, teamwork, commitment and sharing of information. Non-founding portfolio managers also receive an objective bonus that is based on the annualized three year performance of the portion of the portfolio that they manage. Stock options are also awarded to the investment team as well as other key professionals. Exercise of options is facilitated by a company loan program. In addition, Neil Ostrer and William Arah separately manage small hedge funds and are entitled to a proportion of the fees generated from these funds.

OWNERSHIP OF FUND SHARES. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

OTHER ACCOUNTS. As of December 31, 2012, in addition to the KP International Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER            ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Neil M. Ostrer        0                      $0                 3                   $937                  6               $1,963
------------------------------------------------------------------------------------------------------------------------------------
                      0                      $0                 3*                  $937                  4*              $1,539
------------------------------------------------------------------------------------------------------------------------------------
William J. Arah       0                      $0                 3                 $1,308                  6               $2,332
------------------------------------------------------------------------------------------------------------------------------------
                      0                      $0                 3*                $1,308                  4*              $1,070
------------------------------------------------------------------------------------------------------------------------------------
Neil M. Ostrer and
William J. Arah**     2                  $2,204                 8                $15,545                 42              $17,937
------------------------------------------------------------------------------------------------------------------------------------
                      2*                 $2,204                 8*               $15,545                  8*              $2,362
------------------------------------------------------------------------------------------------------------------------------------

* These accounts, which are a subset of the preceding row, are subject to a performance-based advisory fee.

**   These accounts are managed by Messrs. Ostrer and Arah as a team.


CONFLICTS OF INTEREST. While not viewed as material, Marathon recognizes the potential for conflicts of interest in situations where two or more funds or accounts participate in investment decisions involving the same securities and in the management of performance-fee portfolios side by side with non performance-fee portfolios. Marathon has policies and procedures in place to address such potential conflicts.

MFS

COMPENSATION.

BASE SALARY AND INCENTIVE COMPENSATION

Portfolio managers' and analysts' total cash compensation is a combination of base salary and incentive compensation. We align incentive compensation with investment performance by weighting rewards to those who have created the greatest long-term benefit for our clients and who contribute most successfully to our team-oriented, collaborative research process. MFS strives to create differentiation in incentive awards based on individual performance, reflecting our desire to effectively reward the strongest performers. The size of MFS' aggregate bonus pool is dependent on overall firm profitability.

PORTFOLIO MANAGERS

Base salary represents a smaller percentage of portfolio manager total cash compensation compared to incentive compensation. Typically, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the performance of assets managed by the portfolio manager over a one-, three- and five-year period relative to peer-group universes and/or indices. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years). No individual portfolio, or client account, is weighted any more or less relative to any other portfolio or account.

The qualitative portion is based on the results of an annual 360-degree peer review process and management's assessment of overall portfolio manager contributions to the investment process (distinct from fund and other account performance).

ANALYSTS

Base salary represents a smaller percentage of analyst total cash compensation than incentive compensation. Generally, incentive compensation represents a majority of analyst total cash compensation.

In general, research analyst performance incentive is based on a combination of quantitative and qualitative factors, with more of an emphasis being placed on rolling three-year quantitative performance metrics, and qualitative metrics receiving less weight in the overall incentive compensation decision (adjusted as appropriate if the research analyst has served for less than three years). The qualitative portion is based on the results of an annual 360-degree peer review process, as well as an assessment of the analyst's research processes. There are slight variations in the performance evaluation criteria between fixed-income and equity research analysts, based upon availability of external benchmark data. For equity research analysts, the performance of each analyst's stocks is measured across a wide range of portfolios.

DEFERRED COMPENSATION

In addition, MFS has a program under which the performance bonus may be in the form of a cash incentive award and/or a deferred cash incentive award, at the discretion of management. A deferred incentive compensation award is issued under MFS' deferred cash incentive plan, for a cash value and becomes payable over a three-year vesting period, if the employee remains in the continuous employ of MFS and its affiliates. During the vesting period, the value of the deferred cash award will fluctuate as though the employee had invested the cash value of the award in Class I shares of the mutual fund(s) selected by the employee. This program is primarily targeted to Investment professionals. A selected fund may, but is not required to be, one that is managed by the award recipient. Deferred cash incentive awards are unfunded and no investment in an MFS fund will be made. Upon vesting, payment is made by management, not the selected fund.

EQUITY OWNERSHIP AND OTHER INCENTIVES FOR PORTFOLIO MANAGERS AND ANALYSTS

In addition, portfolio managers and analysts are eligible to participate in the MFS Equity Plan. The ownership plan is available for MFS investment professionals, senior management, and other key employees. The plan allows for grants of both restricted stock awards and options, with grants being awarded by senior management on a discretionary basis.

BENEFITS PACKAGE

Finally, portfolio managers and analysts are provided with a benefits package that includes a defined contribution plan, health care coverage, and other types of insurance, which are also available to other MFS employees on substantially similar terms. The percentage, such benefits represent, of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.

OWNERSHIP OF FUND SHARES. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

OTHER ACCOUNTS. As of December 31, 2012, in addition to the KP Large Cap Equity Fund and the KP International Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER            ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Nevin
Chitkara (KP
Large Cap
Equity Fund)            5                $24,706                1                 $678.7                  38             $17,311.4
------------------------------------------------------------------------------------------------------------------------------------
                        0                     $0                0                     $0                   0                    $0
------------------------------------------------------------------------------------------------------------------------------------
Steven
Gorham, CFA
(KP Large Cap
Equity Fund)            5                $24,706                1                 $678.7                  38             $17,311.4
------------------------------------------------------------------------------------------------------------------------------------
                        0                     $0                0                     $0                   0                    $0
------------------------------------------------------------------------------------------------------------------------------------
Marcus Smith
(KP
International
Equity Fund)            1               $4,642.7                1                 $765.6                  34             $11,971.7
------------------------------------------------------------------------------------------------------------------------------------
                        0                     $0                0                     $0                   1*               $617.1
------------------------------------------------------------------------------------------------------------------------------------
Daniel Ling
(KP
International
Equity Fund)            1               $4,642.7                1                 $765.6                  34             $11,971.7
------------------------------------------------------------------------------------------------------------------------------------
                        0                     $0                0                     $0                   1*               $617.1
------------------------------------------------------------------------------------------------------------------------------------

* These accounts, which are a subset of the preceding row, are subject to a performance-based advisory fee.

The information about Mssrs. Chitkara and Gorham in the table above pertains to MFS Large Cap Value. Mssrs. Chitkara and Gorham also manage MFS Global Value Equity and the equity sleeves of the MFS Domestic Balanced and MFS Global Balanced strategies.

CONFLICTS OF INTEREST. Generally, MFS has adopted policies and procedures that address and mitigate the types of conflicts of interest that arise in the ordinary course of providing services to our clients. These policies specify how and when proprietary accounts are traded in relation to client accounts, how trades are allocated, how shares are voted, use of soft dollars, personal trading, and similar matters. The MFS Policy Committee is responsible for establishing general policies applicable to providing services to clients, including provisions within those policies to address conflicts of a systemic nature. MFS continuously monitors changes to its business that could give rise to new conflicts of interest and revises its policies, procedures, and disclosures to address and mitigate those conflicts, as deemed appropriate.

Oversight of the general policies and related conflicts of interest is performed through the MFS Internal Compliance Controls Committee Structure (the ICCC Structure). The ICCC Structure, a hierarchy of committees, oversees compliance activities, risk management functions, and operational processes. Individual committees are designed to offer a forum for the communication of all issues that arise with respect to the committee's charter, including conflicts of interest.

Additionally, MFS maintains an organizational structure that further mitigates the potential for conflicts through the following:

     o    segregation of duties

     o establishment of ethical walls and other informational barriers, where appropriate

     o    independence of compliance, risk and internal audit functions

PAYDEN & RYGEL

COMPENSATION. In addition to highly competitive base salaries, each employee receives an annual cash bonus based on merit and corporate profitability. Bonuses are extended to all members of the firm. Incentive compensation is based partially on individual performance and partially on the firm's performance. The percentage of compensation, which is base salary plus bonus, varies between individual investment professionals.

There are no differences in the criteria for compensation used by the Fund and used by other accounts managed by the portfolio manager.

OWNERSHIP OF FUND SHARES. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

OTHER ACCOUNTS. As of December 31, 2012, in addition to the KP Fixed Income Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER            ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Kristin Ceva,
Ph.D., CFA            4                  $1,444                0                  $0                      14               $3,937
------------------------------------------------------------------------------------------------------------------------------------
Arthur
Hovsepian,
CFA                   4                  $1,444                0                  $0                      14               $3,937
------------------------------------------------------------------------------------------------------------------------------------
Vladimir
Miley, CFA            4                  $1,444                0                  $0                      14               $3,937
------------------------------------------------------------------------------------------------------------------------------------
Darren
Capeloto              4                  $1,444                0                  $0                      14               $3,937
------------------------------------------------------------------------------------------------------------------------------------
Asha Joshi,
CFA                   0                      $0                0                  $0                      17               $6,585
------------------------------------------------------------------------------------------------------------------------------------

None of the accounts listed above is subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. Payden & Rygel has adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager's management of the KP Fixed Income Fund and his or her management of other accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among the Fund and accounts, use of information regarding the timing of Fund trades, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. Payden & Rygel has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that Payden & Rygel will anticipate all potential conflicts of interest.

SSGA FM

COMPENSATION. SSgA FM's culture is complemented and reinforced by a total rewards strategy that is based on a pay for performance philosophy which seeks to offer a competitive pay mix of base salary, benefits, cash incentives and deferred compensation.

Compensation for our staff is based on a number of factors, including external benchmarking data and market trends, State Street performance, SSgA FM performance, and individual performance. Each year our Global Human Resources department participates in compensation surveys in order to provide SSgA FM with critical, market-based compensation information that helps support individual pay decisions. Additionally, subject to State Street and SSgA FM business results, State Street allocates an incentive pool to SSgA FM to reward its employees. Because the size of the incentive pool is based on the firm's overall profitability, each staff member is motivated to contribute both as an individual and as a team member.

The discretionary allocation of the incentive pool to the business units within SSgA FM is influenced by market-based compensation data, as well as the overall performance of each group. Individual compensation decisions are made by the employee's manager, in conjunction with the senior management of the employee's business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit. Depending on the job level, a portion of the annual incentive may be awarded in deferred compensation, which typically vests over a four-year period. This helps to retain staff and further aligns our employees' interests with our clients' and shareholders' interests.

SSgA FM's rewards program enables the firm to effectively attract and retain talented professionals. Our rewards program supports the attraction and retention of the key personnel needed to support SSgA FM's long-term success. Funding for our total rewards program is subject to affordability and is designed to be flexible based on firm performance. However, even in years when funding is constrained, we differentiate pay in order to reward our highest performing teams and individuals.

SSgA FM recognizes and rewards outstanding performance by:

o Promoting employee ownership to connect employees directly to the company's success.

o    Using rewards to reinforce mission, vision, values and business strategy.

o Linking incentive pool funding for investment professionals in SSgA FM's Active and Enhanced Equity areas to investment performance versus target return levels on a one-, three- and five-year basis.

o Seeking to recognize and preserve the firm's unique culture and team orientation.

o    Providing all employees the opportunity to share in the success of SSgA
     FM.

OWNERSHIP OF FUND SHARES. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

OTHER ACCOUNTS. As of December 31, 2012, in addition to the KP Large Cap Equity Fund, the KP Small Cap Equity Fund, the KP International Equity Fund and the KP Fixed Income Fund, the portfolio managers were responsible for the day-today management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER            ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Karl
Schneider,
CAIA (KP
LARGE CAP
EQUITY FUND,
KP SMALL CAP
EQUITY FUND)         118                 $121.17               248               $291.43                 390              $381.62
------------------------------------------------------------------------------------------------------------------------------------
Dwayne
Hancock, CFA
(KP LARGE
CAP EQUITY
FUND AND KP
INTERNATIONAL
EQUITY FUND)         118                 $121.17               248               $291.43                 390              $381.62
------------------------------------------------------------------------------------------------------------------------------------
David Chin
(KP LARGE
CAP EQUITY
FUND, KP
SMALL CAP
EQUITY FUND)         118                 $121.17               248               $291.43                 390              $381.62
------------------------------------------------------------------------------------------------------------------------------------
Amy Scofield
(KP LARGE
CAP EQUITY
FUND, KP
SMALL CAP
EQUITY FUND)         118                 $121.17               248               $291.43                 390              $381.62
------------------------------------------------------------------------------------------------------------------------------------
Melissa
Kapitulik (KP
LARGE CAP
EQUITY FUND,
KP SMALL CAP
EQUITY FUND)         118                 $121.17               248               $291.43                 390              $381.62
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER            ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Kristin Carcio
(KP SMALL CAP
EQUITY FUND)         118                $121.17                248                $291.43                390                $381.62
------------------------------------------------------------------------------------------------------------------------------------
Tom Coleman,
CFA (KP
INTERNATIONAL
EQUITY FUND)         118                $121.17                248                $291.43                390                $381.62
------------------------------------------------------------------------------------------------------------------------------------
Teddy Wong
(KP
INTERNATIONAL
EQUITY FUND)         118                $121.17                248                $291.43                390                $381.62
------------------------------------------------------------------------------------------------------------------------------------
Olga Winner,
CFA (KP
INTERNATIONAL
EQUITY FUND)         118                $121.17                248                $291.43                390                $381.62
------------------------------------------------------------------------------------------------------------------------------------
Amy Cheng
(KP
INTERNATIONAL
EQUITY FUND)         118                $121.17                248                $291.43                390                $381.62
------------------------------------------------------------------------------------------------------------------------------------
Max DeSantis,
CFA (KP
FIXED INCOME
FUND)                 26                 $42.87                 62                 $41.05                 216                $116.3
------------------------------------------------------------------------------------------------------------------------------------
Patrick
Bresnehan,
CFA (KP
FIXED INCOME
FUND)                 26                 $42.87                 62                 $41.05                 216                $116.3
------------------------------------------------------------------------------------------------------------------------------------
Mike Brunell,
CFA (KP
FIXED INCOME
FUND)                 26                 $42.87                 62                 $41.05                 216                $116.3
------------------------------------------------------------------------------------------------------------------------------------
Karen Tsang
(KP FIXED
INCOME FUND)          26                 $42.87                 62                 $41.05                 216                $116.3
------------------------------------------------------------------------------------------------------------------------------------
Cynthia Moy
(KP FIXED
INCOME FUND)          26                 $42.87                 62                 $41.05                 216                $116.3
------------------------------------------------------------------------------------------------------------------------------------

None of the accounts listed above is subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. SSgA FM is a separately managed division of SSBT State Street Bank and Trust. SSgA FM employs a number of policies, guidelines and procedures to ensure that client relationships of other operating divisions of SSBT and affiliates of SSBT do not influence investment decisions of SSgA FM. These include among others:

o The SSgA FM Proxy Voting Policy, particularly the Potential Conflicts section which describes the role of the Investment Committee in managing potential conflict situations.

o The SSgA FM Code of Ethics which states among other things that "Each employee has a duty at all times to place the interests of our clients first;"

o SSgA FM's policies and procedures regarding trade allocation, IPO allocations and internal crossings require transactions be executed in a fair and equitable manner for all SSgA FM clients participating in such trades.

o SSgA FM's best execution policy requires clients who request trades be directed to specific brokers do so in writing.

o Clients must provide written permission for SSgA FM to engage in agency trades with affiliates (where permissible under law or regulation).

SSgA FM is subject to laws and regulations which prohibit or restrict engaging in self dealing and transactions with affiliates. ERISA prohibits transactions with affiliates (parties in interest) except under specific exemptions granted by the Department of Labor. SSgA FM employs systems controls to prevent transactions with affiliates and other parties in interest of ERISA accounts.

Institutionally, to prevent conflicts between clients of SSgA FM and other operating divisions of SSBT, the Chairman and CEO of SSgA FM reports directly to the Chairman and CEO of SSBT, not to another SSBT business division. As a specialty financial services firm, SSBT supports institutional investors through investment management, investment servicing and related services. SSBT sold its retail and commercial banking division in 1999. It is not actively engaged in corporate investment banking, thus significantly reducing the possibility of other divisions or affiliates seeking to influence the investment decisions of SSgA FM.

T. ROWE PRICE

COMPENSATION. T. Rowe Price offers an attractive compensation package based on each individual's contributions to the investment team and firm, as well as on investment results. Investment professionals receive a base salary and a performance bonus that can range up to a significant multiple of their base salary.

The firm also offers equity incentives in the form of stock options and restricted stock to certain investment and key senior professionals. Stock options and restricted stock vest over a five-year period at 20% per year. Over time, these incentives typically represent a significant portion of compensation.

All employees of T. Rowe Price, including portfolio managers, participate in a retirement plan sponsored by T. Rowe Price Group, Inc. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, Inc., including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

Senior professionals and members of the T. Rowe Price Management Committee conduct annual performance reviews prior to making individual compensation decisions. Key criteria in each individual's assessment are the extent to which a professional has worked effectively alone and within a team and has shared knowledge across the firm. Measures such as investment results, client retention, client service, tenure, and level of responsibilities are also taken into consideration, as appropriate.

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Compensation is variable and is determined based on several factors, as described below. Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the appropriate benchmark(s) for the investment product. Investment results may also be measured against comparably managed investment strategies of competitive investment management firms.

Compensation is viewed with a long-term time horizon - the more consistent a manager's performance over time, the higher the compensation opportunity. Fluctuation in assets under management is not considered a material factor. Contribution to T. Rowe Price's overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring T. Rowe Price's younger analysts, and being a good corporate citizen are important components of the firm's long-term success and are highly valued.

OWNERSHIP OF FUND SHARES. Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

OTHER ACCOUNTS. As of [DATE], 2013, in addition to the KP Large Cap Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER            ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Robert W.
Sharps, CFA           0                      $0                 2                $1,535.5                56              $21,722.5
------------------------------------------------------------------------------------------------------------------------------------
Joseph Fath,
CPA                   0                      $0                 0                      $0                 0                     $0
------------------------------------------------------------------------------------------------------------------------------------
Larry J.
Puglia, CFA,
CPA                   6                $17,203.5                4                $1,546.8                24              $10,335.1
------------------------------------------------------------------------------------------------------------------------------------
P. Robert
Bartolo, CFA,
CPA                   1                $30,424.6                1                    $956                18               $8,533.3
------------------------------------------------------------------------------------------------------------------------------------

None of the accounts listed above is subject to a performance-based fee.

CONFLICTS OF INTEREST. Portfolio managers at T. Rowe Price and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.

WALTHAUSEN & CO.

COMPENSATION. John Walthausen is compensated in the form of salary, bonus and profit sharing related to the firm as a whole. It is not based specifically on work done on behalf of or performance of the Fund, or any other account.

OWNERSHIP OF FUND SHARES. Because the Funds are new, as of the date of this SAI, the portfolio manager did not beneficially own shares of the Funds.

OTHER ACCOUNTS. As of January 31, 2013, in addition to the KP Small Cap Equity Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
MANAGER            ACCOUNTS           (IN MILLIONS)          ACCOUNTS          (IN MILLIONS)          ACCOUNTS         (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
John
Walthausen           3                     $777                 0                   $0                   39                 $264
------------------------------------------------------------------------------------------------------------------------------------

None of the accounts listed above is subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. Walthausen & Co. has not identified any material conflicts between the KP Small Cap Equity Fund and other accounts managed by Walthausen & Co. However, actual or apparent conflicts of interest may arise in connection with the portfolio manager's day-to-day management of the KP Small Cap Equity Fund and other accounts. The management of the KP Small Cap Equity Fund and other accounts may result in unequal time and attention being devoted to the KP Small Cap Equity Fund and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the KP Small Cap Equity Fund, whereby the portfolio manager could favor one account over another. Further, a potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the KP Small Cap Equity Fund. These potential conflicts of interest could create the appearance that the portfolio manager is favoring one investment vehicle over another.

                                  DISTRIBUTION

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement ("Distribution Agreement"), whereby the Distributor acts as principal underwriter for the Trust's Institutional Class shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or, with respect to the Funds, by a majority of the outstanding shares of the Funds, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

                       TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Sub-Advisers, Distributor and Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of each Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a Fund, at which time certain of the Fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Fund's Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the Adviser, the Board meets with the

Adviser and Sub-Advisers to review such services. Among other things, the Board regularly considers the Adviser's and Sub-Advisers' adherence to the Funds' investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Funds' investments, including, for example, portfolio holdings schedules and reports on the Adviser's or Sub-Advisers' use of derivatives in managing the Funds, if any, as well as reports on the Funds' investments in ETFs, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds' financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds' internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds' investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are [____] members of the Board of Trustees, [____] of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. [____], an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, [the fact that the independent Trustees constitute a super-majority (80%) of the Board,] the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee.

In his role as lead independent Trustee, [____], among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

-----------------------------------------------------------------------------------------------------------------
                      POSITION WITH        PRINCIPAL
NAME AND DATE         TRUST AND            OCCUPATIONS                 OTHER DIRECTORSHIPS HELD IN THE
OF BIRTH              LENGTH OF TERM       IN THE PAST 5 YEARS         PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------
Robert Nesher         Chairman of the      SEI employee 1974 to        Current Directorships: Trustee of The
                      Board of Trustees    (1) present; currently      Advisors' Inner Circle Fund, The
(08/17/46)                                 performs various            Advisors' Inner Circle Fund II,
                      (since 2013)         services on behalf of       Bishop Street Funds, SEI Daily
                                           SEI Investments for         Income Trust, SEI Institutional
                                           which Mr. Nesher is         International Trust, SEI Institutional
                                           compensated.                Investments Trust, SEI Institutional
                                           President and Director      Managed Trust, SEI Liquid Asset
                                           of SEI Structured           Trust, SEI Asset Allocation Trust,
                                           Credit Fund, LP.            SEI Tax Exempt Trust, Adviser
                                           President and Chief         Managed Trust and New Covenant
                                           Executive Officer of        Funds. Director of SEI Global Master
                                           SEI Alpha Strategy          Fund plc, SEI Global Assets Fund
                                           Portfolios, LP, June        plc, SEI Global Investments Fund plc,
                                           2007 to present.            SEI Investments--Global Funds
                                           President and Director      Services, Limited, SEI Investments
                                           of SEI Opportunity          Global, Limited, SEI Investments
                                           Fund, L.P. to 2010.         (Europe) Ltd., SEI Investments--Unit
                                                                       Trust Management (UK) Limited, SEI
                                                                       Multi-Strategy Funds PLC, SEI
                                                                       Global Nominee Ltd and SEI Alpha
                                                                       Strategy Portfolios, LP.

                                                                       Former Directorships: Director of SEI
                                                                       Opportunity Fund, L.P. to 2010.
-----------------------------------------------------------------------------------------------------------------
[To be inserted]
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
[To be inserted]
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

INDIVIDUAL TRUSTEE QUALIFICATIONS. The Trust has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Fund(s) provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund(s), and to exercise their business judgment in a manner that serves the best interests of the Funds'/Fund's shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

[INSERT TRUSTEE DISCUSSIONS]

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each Fund's independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by each Fund's independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing each Fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with each Fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and (ix) other audit related matters. [Trustees to be inserted] currently serve as members of the Audit Committee. [Trustee to be inserted] serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary.

o Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. [Insert Trustee name], currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary.

o Governance Committee. The Board has a standing Governance Committee that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. [Trustees to be inserted] currently serve as members of the Governance Committee. [Insert Trustee name] serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary.

FUND SHARES OWNED BY BOARD MEMBERS. As of [DATE], 2013, the Funds had not commenced operations, and therefore no Trustee owns shares of any Fund. The Trust is not part of any "family of investment companies" as such term is defined in Form N-1A.

BOARD COMPENSATION. The following table sets forth information covering the ANTICIPATED TOTAL COMPENSATION payable by the Trust during its fiscal year ending [Dates, 2013] to the persons who serve as Trustees of the Trust:

--------------------------------------------------------------------------------
                               ESTIMATED AGGREGATE            ESTIMATED TOTAL
                              COMPENSATION FROM THE            COMPENSATION
TRUSTEE                              TRUST                    FROM THE TRUST
--------------------------------------------------------------------------------
                                     (000)                        (000)
--------------------------------------------------------------------------------
INTERESTED
--------------------------------------------------------------------------------
ROBERT A. NESHER                     N/A                           N/A
--------------------------------------------------------------------------------
[To be inserted]
--------------------------------------------------------------------------------
INDEPENDENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor. [OFFICERS TO BE INSERTED]

----------------------------------------------------------------------------------------------------
NAME AND DATE      POSITION WITH TRUST AND LENGTH OF      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
OF BIRTH           TERM
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

Shares of each Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or a loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for a Fund unless: (i) such securities are appropriate in the Fund at the time of the exchange; (ii) such securities are acquired for investment and not for resale; (iii) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (iv) such securities are traded on the American Stock Exchange, the New York Stock Exchange ("NYSE") or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (v) the securities may be acquired under the investment restrictions applicable to the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of one or more of the Funds for any period during which the NYSE, the Administrator, the advisers, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from a Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

Fund securities may be traded on foreign markets on days other than a Business Day or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern Time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless an adviser determines that such events materially affect net asset value, in which case net asset value will be determined by consideration of other factors.



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USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. The Funds' Pricing and Valuation
Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting after the change.

                                     TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

For shareholders investing through a 401(k) Plan, 403(b) Plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws, the discussion below regarding Fund distributions and the sale or exchange of Fund shares generally would not apply. Such shareholders will generally not owe taxes on Fund distributions until the shareholders begin to make withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. Shareholders that have questions about the tax consequences of 401(k) Plan or 403(b) Plan withdrawals or withdrawals from any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws should consult their tax advisor.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY AND TAXATION OF THE FUNDS. Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a RIC under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is timely distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet additional requirements. First, at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"). Second, at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Diversification Test").

If a Fund fails to satisfy the Qualifying Income or Asset Diversification Tests in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain DE MINIMIS failures of the Asset Diversification Test where the Fund corrects the failure within a specified period. If a Fund fails to qualify as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

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In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

For taxable years beginning after December 22, 2010, a Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The treatment of capital loss carryovers for RICs is similar to the rules that apply to capital loss carryovers of individuals and provide that such losses are carried over by a Fund indefinitely. Thus, if a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of a Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Different rules apply to net capital losses incurred prior to December 22, 2010, which can only be carried forward to offset capital gains realized during the eight years following the year of the loss and are treated as a short-term capital loss in the year to which it is carried. Certain rules require post-2010 capital losses to be utilized first, which, depending on the circumstances for a Fund, may result in the expiration of unused pre-2010 losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code. For more information about the amount of capital loss carry-forwards for the most recent fiscal year, please refer to the Annual Report of the Funds.

EXCISE TAXES. Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

FUND DISTRIBUTIONS. If you are subject to tax, distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by a Fund of investment company taxable income, if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund). All or a portion of these distributions (excluding net short-term capital gains) may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions received by a Fund from another RIC (i.e. an Underlying Fund which includes an ETF that is taxable as a RIC) will be treated as qualified dividend income only to the extent so designated by such RIC. If you lend your Fund Shares, such as pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the Shares are held by the borrower) as qualified dividend income.

A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual percentage of such income earned during the period of your investment in the Fund.

For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment, though taxable to the shareholder in the same manner as other dividends or distributions.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

SALE OR EXCHANGE OF SHARES. If you are subject to tax, any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Each Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Fund is now also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method, which, if applicable, will be provided to you by your financial adviser in a separate communication. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them.

FOREIGN TAXES. Dividends and interest received by a Fund from foreign sources may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible to, and intends to, file an election with the IRS that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (i.e. an Underlying Fund which includes an ETF that is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a "qualified fund of funds" under the Code. If a Fund is a "qualified fund of funds" it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a "qualified fund of funds" under the Code if at least 50% of the value of the Fund's total assets (at the close of each quarter of the Fund's taxable year) is represented by interests in other RICs.

To the extent a Fund invests in an Underlying Fund (including an ETF) that indicates that such Underlying Fund intends to satisfy the tax requirements to be treated as a RIC under the Code, the Fund may be able to receive the benefits of a "qualified fund of funds" as described above. If, however, an Underlying Fund loses its status as a RIC under the Code, a Fund would no longer be permitted to count its investment in such Underlying Fund for purposes of satisfying the requirements to be a "qualified fund of funds." In addition, an Underlying Fund that loses its status as a RIC would be treated as a regular corporation subject to entity level taxation prior to making any distributions to a Fund which would affect the amount, timing and character of such income distributed by an Underlying Fund to a Fund.

FEDERAL TAX TREATMENT OF CERTAIN FUND INVESTMENTS. Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer such Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by such Fund.

Certain master limited partnerships may qualify as "qualified publicly traded partnerships" for purposes of the Subchapter M qualifying income and diversification rules described above. In order to do so, the master limited partnership must satisfy two requirements during the taxable year to be excluded from the treatment as a corporation. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet a certain 90% gross income requirement, with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year, as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts with respect to securities will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the "Qualifying Income Test" described above in the paragraph discussing the requirements for qualification as a RIC. Each Fund intends to distribute to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

Each Fund's transactions in foreign currencies and forward currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. Most foreign exchange gains realized on the sale of foreign stocks and securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized by a Fund on the sale of stocks and securities are generally treated as ordinary losses by such Fund. These gains, when distributed, will be taxed to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. These provisions may also require the Fund to mark-to-market certain types of positions in its portfolio (I.E., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate Fund investments at a time when the investment adviser might not otherwise have chosen to do so.

As described above, gains from the sale or other disposition of foreign currencies and other income (including, but not limited to, gains from options, futures or forward contracts) derived from investing in such stock, securities or foreign currencies are generally included as qualifying income in applying the Qualifying Income Test. It should be noted, however, that for purposes of the Qualifying Income Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains that are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. It is possible that under such future regulations a Fund may no longer satisfy the Qualifying Income Test and might fail to qualify as a RIC.

If a Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs," the Fund will be subject to one of the following special tax regimes: (i) the Fund would be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

If a Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which will generally be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements.

A Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market

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discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues as discussed above.

A Fund's investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

TAX-EXEMPT SHAREHOLDERS. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, a RIC generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in a Fund where, for example, (i) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code; (ii) the Fund invests in a REIT that holds a residual interests in a real estate mortgage investment conduits ("REMIC") or (iii) the Fund invests in a REIT that: a) is a taxable mortgage pool ("TMP"), b) has a TMP subsidiary, or c) invests in a residual interest of a REMIC. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold, at a rate of 28%, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

NON-U.S. SHAREHOLDERS. If you are not a citizen or permanent resident of the United States, a Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. A Fund may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend," which if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The withholding exemptions for "interest related dividends" and "short-term capital gain dividends" apply to dividends with respect to taxable years of the Fund beginning before January 1, 2014.

A U.S. withholding tax at a 30% rate will be imposed on dividends beginning after December 31, 2013 (and proceeds of sales in respect of Fund shares received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax, in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Non-U.S. Investors are encouraged to consult their tax advisor prior to investing in a Fund.

TAX SHELTER REPORTING REGULATIONS. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted.

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Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

STATE TAXES. A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.

Shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes affecting an investment in Fund shares.

                             PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser or Sub-Advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, as defined by Financial Industry Regulatory Authority Rules and in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information,

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political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or Sub-Advisers will be in addition to and not in lieu of the services required to be performed by a Fund's Adviser or Sub-Advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the Adviser or Sub-Advisers are not reduced as a result of the receipt of research services.

In some cases the Adviser or Sub-Advisers may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Advisers make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Advisers will use their own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Sub-Advisers face a potential conflict of interest, but each believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Sub-Advisers with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

[The Adviser also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Fund's Sub-Advisers. An unaffiliated third-party broker selected by the Adviser or the relevant Sub-Adviser provides execution and clearing services with respect to such trades and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.]

                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: [WEBSITE] (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

[ _ ] days after each month end, a list of [____] as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until [ _ ], at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (E.G., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, the Adviser, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service

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retained by the Adviser, the Funds' third-party independent pricing agents and the Funds' independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises ongoing oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Funds, the Adviser, the Sub-Advisers, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                             DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of such series. Share certificates representing the shares will not be issued.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

                       LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

                                CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Sub-Advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                                     VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each Fund will vote separately on matters pertaining solely to that Fund. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectus or SAI states that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, the Funds had not commenced operations, and therefore there were no record owners of the Funds. Persons who own of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling a Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

                               THE TRANSFER AGENT

Northeast Retirement Services, Inc. (the "Transfer Agent"), located at P.O. Box 2069, Woburn MA 01801, serves as the Funds' transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

                                   CUSTODIAN

State Street Bank and Trust Company (the "Custodian"), located State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, acts as wire agent and custodian for the assets of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ACCOUNTANT], located at [ADDRESS], serves as the Trust's independent registered public accounting firm.

                                 LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

                              FINANCIAL STATEMENTS

                         [To be included by amendment.]

                                   APPENDIX A
                             DESCRIPTION OF RATINGS

DESCRIPTION OF RATINGS

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

DESCRIPTION OF MOODY'S GLOBAL RATING SCALES

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

DESCRIPTION OF MOODY'S LONG-TERM OBLIGATION RATINGS

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

HYBRID INDICATOR (HYB)
The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

DESCRIPTION OF SHORT-TERM OBLIGATION RATINGS

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF MOODY'S US MUNICIPAL SHORT-TERM OBLIGATION RATINGS

The Municipal Investment Grade ("MIG") scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels--MIG 1 through MIG 3--while speculative grade short-term obligations are designated SG.

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF MOODY'S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

DESCRIPTION OF S&P'S ISSUE CREDIT RATINGS

An S&P's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

o Nature of and provisions of the obligation;

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

LONG-TERM ISSUE CREDIT RATINGS*

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; AND C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

*The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligion rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DESCRIPTION OF S&P'S MUNICIPAL SHORT-TERM NOTE RATINGS

An S&P's U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH'S CREDIT RATINGS SCALES

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ABILITY of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the OBLIGATION to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of nonpayment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (I.E., rate to a higher or lower standard than that implied in the obligation's documentation). In such cases, the agency will make clear the assumptions underlying the agency's opinion in the accompanying rating commentary.

DESCRIPTION OF FITCH'S LONG-TERM CORPORATE FINANCE OBLIGATIONS RATING SCALES

Fitch long-term obligations rating scales are as follows:

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC 'CCC' ratings indicate that substantial credit risk is present.

CC 'CC' ratings indicate very high levels of credit risk.

C 'C' ratings indicate exceptionally high levels of credit risk.


NR This designation is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

WD This designation indicates that the rating has been withdrawn and the issue or issuer is no longer rated by Fitch.

NOTE: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' obligation rating category, or to corporate finance obligation ratings in the categories below 'B'.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch's short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

NR This designation is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

WD This designation indicates that the rating has been withdrawn and the issue or issuer is no longer rated by Fitch.

                APPENDIX B--PROXY VOTING POLICIES AND PROCEDURES

 THE FOLLOWING INFORMATION IS A SUMMARY OF THE PROXY VOTING GUIDELINES FOR THE
                         ADVISER AND THE SUB-ADVISERS.





                                [TO BE INSERTED]

PART C: OTHER INFORMATION

ITEM 28.

EXHIBITS

(a) Registrant's Agreement and Declaration of Trust, dated March 25, 2013, is filed herewith.

(b)     Registrant's By-Laws are filed herewith.

(c) See Article III and Article V of the Registrant's Agreement and Declaration of Trust, which is filed herewith.

(d)(1) Investment Advisory Agreement between the Registrant and Callan Associates Inc. ("Callan") to be filed by amendment.

(d)(2) Investment Sub-Advisory Agreement between Callan and Acadian Asset Management LLC to be filed by amendment.

(d)(3) Investment Sub-Advisory Agreement between Callan and CastleArk Management LLC to be filed by amendment.

(d)(4) Investment Sub-Advisory Agreement between Callan and Columbus Circle Investors to be filed by amendment.

(d)(5) Investment Sub-Advisory Agreement between Callan and DePrince Race & Zollo, Inc. to be filed by amendment.

(d)(6) Investment Sub-Advisory Agreement between Callan and Eaton Vance Management to be filed by amendment.

(d)(7) Investment Sub-Advisory Agreement between Callan and Loomis, Sayles & Company, L.P. to be filed by amendment.

(d)(8) Investment Sub-Advisory Agreement between Callan and Marathon Asset Management LLP to be filed by amendment.

(d)(9) Investment Sub-Advisory Agreement between Callan and MFS Investment Management to be filed by amendment.

(d)(10) Investment Sub-Advisory Agreement between Callan and Payden & Rygel to be filed by amendment.

(d)(11) Investment Sub-Advisory Agreement between Callan and State Street Global Advisors Limited to be filed by amendment.

(d)(12) Investment Sub-Advisory Agreement between Callan and T. Rowe Price Associates, Inc. to be filed by amendment.

(d)(13) Investment Sub-Advisory Agreement between Callan and Walthausen & Co., LLC to be filed by amendment.

(e) Distribution Agreement between the Registrant and SEI Investments Distribution Co. ("SIDCo.") to be filed by amendment.

(f)     Not Applicable.

(g) Custodian Agreement between the Registrant and State Street Bank and Trust Company to be filed by amendment.

(h)(1) Administration Agreement between the Registrant and SEI Investments Global Funds Services ("SIGFS") to be filed by amendment.

(h)(2) Transfer Agency Agreement between the Registrant and NRS Trust Product Administration to be filed by amendment.

(i) Opinion and Consent of Morgan, Lewis & Bockius LLP to be filed by amendment.

(j) Consent of [Independent Registered Public Accounting Firm] to be filed by amendment.

(k)     Not applicable.

(l)     Initial Capital Agreement to be filed by amendment.

(m)     Not applicable.

(n)     Not applicable.

(o)     Not applicable.

(p)(1)  Code of Ethics for the Registrant to be filed by amendment.

(p)(2)  Code of Ethics for Callan to be filed by amendment.

(p)(3)  Code of Ethics for SIDCo. to be filed by amendment.

(p)(4)  Code of Ethics for SIGFS to be filed by amendment.

(p)(5)  Code of Ethics of Acadian Asset Management LLC to be filed by amendment.

(p)(6)  Code of Ethics of CastleArk Management LLC to be filed by amendment.

(p)(7)  Code of Ethics of Columbus Circle Investors to be filed by amendment.

(p)(8)  Code of Ethics of DePrince Race & Zollo, Inc. to be filed by amendment.

(p)(9)  Code of Ethics of Eaton Vance Management to be filed by amendment.

(p)(10) Code of Ethics of Loomis, Sayles & Company, L.P. to be filed by amendment.

(p)(11) Code of Ethics of Marathon Asset Management LLP to be filed by amendment.
(p)(12) Code of Ethics of MFS Investment Management to be filed by amendment.

(p)(13) Code of Ethics of Payden & Rygel to be filed by amendment.

(p)(14) Code of Ethics of State Street Global Advisors Limited to be filed by amendment.

(p)(15) Code of Ethics of T. Rowe Price Associates, Inc. to be filed by amendment.

(p)(16) Code of Ethics of Walthausen & Co., LLC to be filed by amendment.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

Not applicable.

ITEM 30. INDEMNIFICATION:

Please see Article VIII of the Registrant's Agreement and Declaration of Trust, which is filed herewith.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("the 1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CALLAN ASSOCIATES INC.

To be filed by amendment.

ACADIAN ASSET MANAGEMENT LLC

To be filed by amendment.

CASTLEARK MANAGEMENT LLC

To be filed by amendment.

COLUMBUS CIRCLE INVESTORS

To be filed by amendment.

DEPRINCE RACE & ZOLLO, INC.

To be filed by amendment.

EATON VANCE MANAGEMENT

To be filed by amendment.

LOOMIS, SAYLES & COMPANY, L.P.

To be filed by amendment.

MARATHON ASSET MANAGEMENT LLP

To be filed by amendment.

MFS INVESTMENT MANAGEMENT

To be filed by amendment.

PAYDEN & RYGEL

To be filed by amendment.

STATE STREET GLOBAL ADVISORS LIMITED

To be filed by amendment.

T. ROWE PRICE ASSOCIATES, INC.

To be filed by amendment.

WALTHAUSEN & CO., LLC

To be filed by amendment.

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                            July 15, 1982
SEI Liquid Asset Trust                            November 29, 1982
SEI Tax Exempt Trust                              December 3, 1982
SEI Institutional Managed Trust                   January 22, 1987
SEI Institutional International Trust             August 30, 1988
The Advisors' Inner Circle Fund                   November 14, 1991
The Advisors' Inner Circle Fund II                January 28, 1993
Bishop Street Funds                               January 27, 1995
SEI Asset Allocation Trust                        April 1, 1996
SEI Institutional Investments Trust               June 14, 1996
CNI Charter Funds                                 April 1, 1999
Causeway Capital Management Trust                 September 20, 2001
ProShares Trust                                   November 14, 2005
Community Reinvestment Act Qualified              January 8, 2007
Investment Fund
SEI Alpha Strategy Portfolios, LP                 June 29, 2007
TD Asset Management USA Funds                     July 25, 2007
SEI Structured Credit Fund, LP                    July 31, 2007
Wilshire Mutual Funds, Inc.                       July 12, 2008
Wilshire Variable Insurance Trust                 July 12, 2008
Global X Funds                                    October 24, 2008
ProShares Trust II                                November 17, 2008
Exchange Traded Concepts Trust (f/k/a
 FaithShares Trust)                               August 7, 2009

Schwab Strategic Trust                            October 12, 2009
RiverPark Funds                                   September 8, 2010
Adviser Managed Trust                             December 10, 2010
Huntington Strategy Shares                        July 26, 2011
New Covenant Funds                                March 23, 2012
Cambria ETF Trust                                 August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)            September 25, 2012
KKR Series Trust                                  October 3, 2012
KKR Alternative Corporate Opportunities Fund      October 3, 2012
KKR Alternative Corporate Opportunities Fund P    October 3, 2012
KraneShares Trust                                 December 18, 2012

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                         POSITION AND OFFICE                       POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                           WITH REGISTRANT
----                     -------------------                       ---------------------
William M. Doran         Director                                            --
Edward D. Loughlin       Director                                            --
Wayne M. Withrow         Director                                            --
Kevin P. Barr            President & Chief Executive Officer                 --
Maxine J. Chou           Chief Financial Officer, Chief Operations
                         Officer, & Treasurer                                --
Karen E. LaTourette      Chief Compliance Officer, Anti-Money
                         Laundering Officer & Assistant Secretary            --
John C. Munch            General Counsel & Secretary                         --
Mark J. Held             Senior Vice President                               --
Lori L. White            Vice President & Assistant Secretary                --
John P. Coary            Vice President & Assistant Secretary                --
John J. Cronin           Vice President                                      --
Robert M. Silvestri      Vice President                                      --


(c) Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:

The KP Funds
One Freedom Valley Drive
Oaks, Pennsylvania 19456

THE REGISTRANT'S CUSTODIAN

To be filed by amendment.

THE REGISTRANT'S ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive Oaks,
Pennsylvania 19456

THE REGISTRANT'S ADVISER AND SUB-ADVISERS

Callan Associates Inc.
101 California Street, Suite 3500
San Francisco, California 94111

Investment Sub-Adviser(s) -- To be filed by amendment.

THE REGISTRANT'S DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

ITEM 34. MANAGEMENT SERVICES:

None.

ITEM 35. UNDERTAKINGS:

Not applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 1st day of May, 2013.

                                                  THE KP FUNDS

                                                  By: /s/ Michael Beattie
                                                      -------------------
                                                  Michael Beattie
                                                  President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.


SIGNATURE                           TITLE                           DATE


/s/ Robert A. Nesher                Trustee                      May 1, 2013
--------------------
Robert A. Nesher

/s/ Michael Beattie                 President                    May 1, 2013
--------------------
Michael Beattie

/s/ Michael Lawson                  Treasurer, Controller        May 1, 2013
--------------------
Michael Lawson                      and Chief Financial
                                    Officer

                                 EXHIBIT INDEX




EXHIBIT NUMBER      DESCRIPTION

EX-99.B(a)          Registrant's Agreement and Declaration of Trust, dated
                    March 25, 2013.

EX-99.B(b)          Registrant's By-Laws.